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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-8817

ING Equity Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

C T Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31
Date of reporting period:	August 31, 2004

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING LargeCap Growth Fund
ING MidCap Opportunities Fund
ING SmallCap Opportunities Fund
ING Disciplined LargeCap Fund
ING Financial Services Fund
ING LargeCap Value Fund
ING MidCap Value Fund
ING SmallCap Value Fund
ING Tax Efficient Equity Fund
ING Convertible Fund
ING Equity and Bond Fund
ING Real Estate Fund
ING Principal Protection Fund
ING Principal Protection Fund II
ING Principal Protection Fund III
ING Principal Protection Fund IV
ING Principal Protection Fund V
ING Principal Protection Fund VI
ING Principal Protection Fund VII
ING Principal Protection Fund VIII
ING Principal Protection Fund IX
ING Principal Protection Fund X
ING Principal Protection Fund XI

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING LargeCap Growth Fund	as of August 31, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 96.1%
		Advertising: 2.2%
95,450		Omnicom Group, Inc.	$6,567,915

			6,567,915

		Aerospace/Defense: 0.5%
15,400		General Dynamics Corp.	1,503,656

			1,503,656

		Biotechnology: 0.8%
44,810	@	Genzyme Corp.	2,419,740

			2,419,740

		Commercial Services: 6.2%
194,790	@	Apollo Group, Inc.	15,193,620
46,820		Moody's Corp.	3,209,979

			18,403,599

		Computers: 11.4%
332,330	@	Dell, Inc.	11,578,377
271,800	@	EMC Corp.	2,927,286
146,250	@, L	Network Appliance, Inc.	2,935,238
270,950	@, @@, L	Research In Motion Ltd.	16,316,609

			33,757,510

		Distribution/Wholesale: 1.7%
86,760	L	CDW Corp.	5,075,460

			5,075,460

		Diversified Financial Services: 11.5%
138,670		Citigroup, Inc.	6,459,249
450,368		Countrywide Financial Corp.	16,010,581
38,620		Fannie Mae	2,875,259
59,200		Franklin Resources, Inc.	3,153,584
84,620		Freddie Mac	5,679,694

			34,178,367

		Entertainment: 1.7%
175,170		International Game Technology	5,053,655

			5,053,655

PORTFOLIO OF INVESTMENTS
ING LargeCap Growth Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Healthcare-Products: 6.8%
214,650		Guidant Corp.	$12,836,070
146,110		Medtronic, Inc.	7,268,973

			20,105,043

		Home Builders: 1.8%
115,750		Lennar Corp.	5,301,350

			5,301,350

		Internet: 9.4%
149,440	@, L	eBay, Inc.	12,932,538
522,580	@	Yahoo!, Inc.	14,898,755

			27,831,293

		Media: 1.0%
107,050	@, L	XM Satellite Radio Holdings, Inc.	2,940,664

			2,940,664

		Miscellaneous Manufacturing: 2.6%
64,080		Danaher Corp.	3,294,994
138,410		General Electric Co.	4,538,464

			7,833,458

		Oil and Gas: 0.6%
36,600	@@	Petro-Canada	1,711,782

			1,711,782

		Pharmaceuticals: 13.9%
71,680		Abbott Laboratories	2,988,339
251,120	@@, L	AstraZeneca PLC ADR	11,684,613
70,050		Cardinal Health, Inc.	3,166,260
111,190	@, @@, L	Elan Corp. PLC ADR	2,516,230
161,170		Eli Lilly & Co.	10,226,236
78,630	@	Forest Laboratories, Inc.	3,605,186
27,680	@	Gilead Sciences, Inc.	1,913,518
32,630	@	Medco Health Solutions, Inc.	1,019,035
224,630		Schering-Plough Corp.	4,146,670

			41,266,087

PORTFOLIO OF INVESTMENTS
ING LargeCap Growth Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Retail: 4.9%
82,940	@	Autozone, Inc.	$6,142,536
60,530		Best Buy Co., Inc.	2,815,856
57,530		Lowe's Cos., Inc.	2,859,241
65,100	@	Starbucks Corp.	2,814,924

			14,632,557

		Semiconductors: 4.5%
161,390		Analog Devices, Inc.	5,603,460
83,380		Kla-Tencor Corp.	3,115,077
167,320	@	Xilinx, Inc.	4,589,588

			13,308,125

		Software: 9.2%
137,790	@	Electronic Arts, Inc.	6,859,186
283,610		First Data Corp.	11,982,523
310,700		Microsoft Corp.	8,482,110

			27,323,819

		Telecommunications: 5.4%
452,530	@	Cisco Systems, Inc.	8,489,463
729,850	@	Corning, Inc.	7,386,082

			15,875,545

		Total Common Stock
		(Cost $254,174,631)	285,089,625

PORTFOLIO OF INVESTMENTS
ING LargeCap Growth Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 3.1%
		Securities Lending CollateralCC: 3.1%
$9,222,557		The Bank of New York Institutional
		Cash Reserves Fund
				$9,222,557

		Total Short-Term Investments
		(Cost $9,222,557)		9,222,557

		Total Investments In Securities
		(Cost $263,397,188)*	99.2%	$294,312,182
		Other Assets and Liabilities—Net	0.8	2,232,441

		Net Assets	100.0%	$296,544,623

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	L	Loaned security, a portion or all of the security is on loan at August 31, 2004.
	cc	Securities purchased with cash collateral for securities loaned.
	*	Cost for federal income tax purposes is $263,731,109. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$41,891,522
		Gross Unrealized Depreciation		(11,310,449)

		Net Unrealized Appreciation		$30,581,073

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of August 31, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 97.4%
		Advertising: 0.6%
42,200	@, L	Getty Images, Inc.	$2,339,990

			2,339,990

		Apparel: 1.8%
172,500	@	Coach, Inc.	7,270,875

			7,270,875

		Banks: 0.5%
32,600		Zions Bancorporation	2,030,328

			2,030,328

		Biotechnology: 3.8%
182,810	@, L	Celgene Corp.	10,374,468
57,000	@	Invitrogen Corp.	2,821,500
38,500	@, L	Martek Biosciences Corp.	2,055,900

			15,251,868

		Building Materials: 1.2%
130,500	@	American Standard Cos., Inc.	4,908,105

			4,908,105

		Commercial Services: 7.0%
120,300	@, L	Alliance Data Systems Corp.	4,595,460
32,100	@	Corporate Executive Board Co.	1,889,406
275,100	@	Education Management Corp.	7,994,406
160,700	@	Laureate Education, Inc.	5,494,333
47,400		Paychex, Inc.	1,406,358
63,400	L	Strayer Education, Inc.	6,593,600

			27,973,563

		Computers: 2.0%
63,100	@, L	Anteon Intl. Corp.	2,072,835
117,100	@, L	CACI Intl., Inc.	5,701,599

			7,774,434

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Distribution/Wholesale: 1.0%
67,528		Hughes Supply, Inc.	$4,091,522

			4,091,522

		Diversified Financial Services: 1.2%
414,100	@	Ameritrade Holding Corp.	4,716,599

			4,716,599

		Electrical Components and Equipment: 0.8%
108,300		Ametek, Inc.	3,091,965

			3,091,965

		Electronics: 7.2%
111,100	@	Agilent Technologies, Inc.	2,277,550
88,000	@	Arrow Electronics, Inc.	1,904,320
66,250	@	Benchmark Electronics, Inc.	1,905,350
269,500	L	Gentex Corp.	9,254,630
186,400	@	Jabil Circuit, Inc.	3,845,432
239,100	@, L	Vishay Intertechnology, Inc.	3,048,525
147,000	@	Waters Corp.	6,366,570

			28,602,377

		Entertainment: 0.7%
102,000		International Game Technology	2,942,700

			2,942,700

		Healthcare-Products: 7.7%
90,000	@	Gen-Probe, Inc.	3,249,000
120,400	@	Inamed Corp.	6,398,056
75,600	@, L	Patterson Cos., Inc.	5,536,188
92,915	@	St. Jude Medical, Inc.	6,248,534
130,400	@	Varian Medical Systems, Inc.	4,322,760
70,000	@	Zimmer Holdings, Inc.	4,991,000

			30,745,538

		Healthcare-Services: 5.4%
40,300		Aetna, Inc.	3,733,795
88,450	@	Amsurg Corp.	1,975,973
184,500	@	Community Health Systems, Inc.	4,612,500
32,400	@	Quest Diagnostics, Inc.	2,773,440
320,000		Select Medical Corp.	4,249,600
114,800	@	WellChoice, Inc.	4,092,620

			21,437,928

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Home Furnishings: 1.7%
72,000	L	Harmon Intl. Industries, Inc.	$6,961,680

			6,961,680

		Household Products/Wares: 0.7%
102,500	@	Yankee Candle Co., Inc.	2,778,775

			2,778,775

		Insurance: 1.9%
74,500		MBIA, Inc.	4,266,615
96,700	@, L	Proassurance Corp.	3,264,592

			7,531,207

		Leisure Time: 0.8%
63,500	L	Polaris Industries, Inc.	2,994,660

			2,994,660

		Lodging: 1.1%
91,300		Harrah’s Entertainment, Inc.	4,399,747

			4,399,747

		Machinery-Diversified: 2.7%
176,800		Cognex Corp.	4,732,936
157,300		Rockwell Automation, Inc.	6,134,700

			10,867,636

		Media: 0.5%
57,600	@, L	Univision Communications, Inc.	1,900,800

			1,900,800

		Miscellaneous Manufacturing: 1.9%
98,500		Danaher Corp.	5,064,870
29,200		ITT Industries, Inc.	2,309,720

			7,374,590

		Office/Business Equipment: 0.9%
256,800	@, L	Xerox Corp.	3,448,824

			3,448,824

		Oil and Gas: 6.8%
63,730		Apache Corp.	2,848,094
399,300		Chesapeake Energy Corp.	5,642,109
63,700	@, L	Evergreen Resources, Inc.	2,512,965
67,255	@, @@, L	Nabors Industries Ltd.	2,965,946
70,400		Patina Oil & Gas Corp.	1,884,608
348,600	@	Patterson-UTI Energy, Inc.	6,037,751
190,575		XTO Energy, Inc.	5,343,723

			27,235,196

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Oil and Gas Services: 0.7%
50,500	@	Smith Intl., Inc.	$2,877,490

			2,877,490

		Pharmaceuticals: 3.5%
134,000	@	Accredo Health, Inc.	2,927,900
89,300	@	Express Scripts, Inc.	5,643,760
163,100	@, L	Ligand Pharmaceuticals, Inc.	1,603,273
136,328		Omnicare, Inc.	3,945,332

			14,120,265

		Retail: 12.6%
51,400	@	Advance Auto Parts, Inc.	1,904,884
83,250		Applebees Intl., Inc.	2,003,828
207,900	@	Chico’s FAS, Inc.	8,503,109
279,400		Foot Locker, Inc.	6,250,178
263,834	@	HOT Topic, Inc.	3,983,893
120,100		Michaels Stores, Inc.	6,885,333
88,700		MSC Industrial Direct Co.	2,755,909
99,700	@, L	Panera Bread Co.	3,467,566
158,600	L	Petsmart, Inc.	4,450,316
72,000		Regis Corp.	2,946,960
255,000	@	Sonic Corp.	5,699,250
44,800	@	Tractor Supply Co.	1,559,936

			50,411,162

		Savings and Loans: 2.6%
130,700		Independence Community Bank Corp.	5,128,668
239,300		Sovereign Bancorp, Inc.	5,231,098

			10,359,766

		Semiconductors: 5.5%
209,500	@	Altera Corp.	3,963,740
220,700	@	Broadcom Corp.	5,989,798
141,800	L	Linear Technology Corp.	5,072,186
106,900	@	Teradyne, Inc.	1,375,803
202,900		Xilinx, Inc.	5,565,547

			21,967,074

		Software: 5.3%
147,500		Adobe Systems, Inc.	6,765,825
147,800	@, L	Avid Technology, Inc.	6,395,306
99,900	@	Dun & Bradstreet Corp.	5,508,486
318,400	@	Siebel Systems, Inc.	2,423,024

			21,092,641

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Telecommunications: 3.2%
466,300	@, L	Comverse Technology, Inc.	$8,164,913
230,500	@	Polycom, Inc.	4,501,665

			12,666,578

		Textiles: 1.9%
97,200	@, L	Mohawk Industries, Inc.	7,476,624

			7,476,624

		Transportation: 2.2%
66,100		CH Robinson Worldwide, Inc.	2,820,487
97,900	@	Forward Air Corp.	3,556,707
65,150	@	JB Hunt Transport Services, Inc.	2,208,585

			8,585,779

		Total Common Stock
		(Cost $350,524,178)	388,228,286

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 11.5%
		Repurchase Agreement: 3.0%
$12,141,000		Morgan Stanley Repurchase Agreement dated 08/31/04, 1.570%, due 09/01/04, $12,141,529 to be received upon repurchase (Collateralized by $12,225,000 Federal National Mortgage Association, 3.125%, Market Value plus accrued interest $12,384,574, due 07/15/06).		$12,141,000

		Total Repurchase Agreement
		(Cost $12,141,000)		12,141,000

		Securities Lending CollateralCC: 8.5%
33,725,695		The Bank of New York
		Institutional Cash Reserve Fund		33,725,695

		Total Securities Lending Collateral
		(Cost $33,725,695)		33,725,695

		Total Short-Term Investments
		(Cost $45,866,695)		45,866,695

		Total Investments In Securities
		(Cost $396,390,873)	108.9%	$434,094,981
		Other Assets and Liabilities—Net	(8.9)	(35,514,633)

		Net Assets	100.0%	$398,580,348

	@	Non-income producing security.
	@@	Foreign issuer.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2004.
	cc	Securities purchased with cash collateral for securities loaned.
	*	Cost for federal income tax purposes is $396,490,311. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$55,363,770
		Gross Unrealized Depreciation		(17,759,100)

		Net Unrealized Appreciation		$37,604,670

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of August 31, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 98.0%
		Aerospace/Defense: 0.5%
26,950		Engineered Support Systems, Inc.	$1,164,510

			1,164,510

		Banks: 4.7%
188,500		Southwest Bancorp of Texas, Inc.	3,973,580
55,500	L	UCBH Holdings, Inc.	2,228,325
75,900		Westamerica Bancorporation	4,002,966

			10,204,871

		Biotechnology: 5.2%
25,700	@, L	Celgene Corp.	1,458,475
74,500	@, L	Digene Corp.	1,866,225
140,100	@, L	Integra LifeSciences Holdings Corp.	4,184,787
69,885	@, L	Martek Biosciences Corp.	3,731,859

			11,241,346

		Commercial Services: 5.4%
57,600	@	Administaff, Inc.	585,216
45,900	@	Education Management Corp.	1,333,854
149,540		Gevity HR, Inc.	2,667,794
88,800	@	Laureate Education, Inc.	3,036,072
38,510		Strayer Education, Inc.	4,005,040

			11,627,976

		Computers: 6.5%
41,600	@	Anteon Intl. Corp.	1,366,560
58,500	@	CACI Intl., Inc.	2,848,365
194,900	@	Cognizant Technology Solutions Corp.	5,344,158
99,000	@	MICROS Systems, Inc.	4,607,460

			14,166,543

		Distribution/Wholesale: 2.8%
21,082		Hughes Supply, Inc.	1,277,358
115,700	@	SCP Pool Corp.	4,881,383

			6,158,741

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Electronics: 3.9%
76,900	@	Benchmark Electronics, Inc.	$2,211,644
97,329	@, L	Measurement Specialties, Inc.	2,268,739
103,600	@, L	Photon Dynamics, Inc.	2,327,892
34,202	@	Rogers Corp.	1,586,631

			8,394,906

		Entertainment: 4.8%
83,100	@	Penn National Gaming, Inc.	3,228,435
127,300	@, L	Scientific Games Corp.	2,167,919
153,922	@, L	Shuffle Master, Inc.	5,100,975

			10,497,329

		Healthcare-Products: 8.9%
104,700	@	Abaxis, Inc.	1,575,735
74,300	@	Gen-Probe, Inc.	2,682,230
92,500	@	Inamed Corp.	4,915,450
157,401	@, L	Kyphon, Inc.	3,514,764
63,100	@	Quinton Cardiology Systems, Inc.	488,394
43,500	@	Techne Corp.	1,685,190
219,600	@	TriPath Imaging, Inc.	1,690,920
92,300	@	Wright Medical Group, Inc.	2,492,100

			19,044,783

		Healthcare-Services: 6.4%
214,000	@	Amsurg Corp.	4,780,760
69,300	@	Pediatrix Medical Group, Inc.	4,857,930
152,100		Select Medical Corp.	2,019,888
64,240	@	United Surgical Partners Intl., Inc.	2,319,706

			13,978,284

		Home Builders: 0.5%
38,584		Thor Industries, Inc.	988,522

			988,522

		Household Products/Wares: 1.2%
97,600	@	Yankee Candle Co., Inc.	2,645,936

			2,645,936

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Insurance: 2.1%
54,900	@	Philadelphia Consolidated Holding Co.	$2,923,974
50,700	@, L	Proassurance Corp.	1,711,632

			4,635,606

		Internet: 1.6%
241,000	@	TIBCO Software, Inc.	1,523,120
279,700	@	Valueclick, Inc.	2,022,231

			3,545,351

		Investment Companies: 1.5%
56,750	L	ishares Russell 2000 Growth Index Fund	3,155,300

			3,155,300

		Leisure Time: 0.8%
36,600	L	Polaris Industries, Inc.	1,726,056

			1,726,056

		Lodging: 2.0%
95,200		Station Casinos, Inc.	4,379,200

			4,379,200

		Machinery-Diversified: 1.7%
140,460		Cognex Corp.	3,760,114

			3,760,114

		Miscellaneous Manufacturing: 2.1%
80,000	@, L	Ceradyne, Inc.	3,114,400
24,570	@	CUNO, Inc.	1,397,542

			4,511,942

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Oil and Gas: 5.3%
83,100		Patina Oil & Gas Corp.	$2,224,587
158,400	@	Southwestern Energy Co.	5,634,288
117,000	@	Unit Corp.	3,673,800

			11,532,675

		Oil and Gas Services: 1.1%
242,960	@, L	Input/Output, Inc.	2,390,726

			2,390,726

		Pharmaceuticals: 5.3%
73,300	@	Accredo Health, Inc.	1,601,605
98,800	@	Andrx Corp.	1,991,808
96,699	@	Impax Laboratories, Inc.	1,383,763
221,200	@, L	Ligand Pharmaceuticals, Inc.	2,174,396
227,298	@, L	VCA Antech, Inc.	4,355,029

			11,506,601

		Retail: 12.3%
95,000		Applebees Intl., Inc.	2,286,650
93,680	@	Chico’s FAS, Inc.	3,831,512
100,400	@, L	Dick’s Sporting Goods, Inc.	3,250,952
147,437	@	Hot Topic, Inc.	2,226,299
57,800		MSC Industrial Direct Co.	1,795,846
202,342	@	Pacific Sunwear of California, Inc.	3,876,872
52,300	@, L	Panera Bread Co.	1,818,994
72,800	@	Petco Animal Supplies, Inc.	2,411,136
40,800		Regis Corp.	1,669,944
121,950	@	Sonic Corp.	2,725,583
20,000	@	Tractor Supply Co.	696,400

			26,590,188

		Semiconductors: 2.3%
78,000	@, L	Kulicke & Soffa Industries, Inc.	427,440
233,600	@	Mattson Technology, Inc.	1,742,656
260,600	@, L	Silicon Image, Inc.	2,866,600

			5,036,696

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Software: 5.1%
105,100	@	Avid Technology, Inc.	$4,547,677
75,600	L	Global Payments, Inc.	3,353,616
240,548	@	Witness Systems, Inc.	3,201,694

			11,102,987

		Telecommunications: 1.8%
81,044	@	Polycom, Inc.	1,582,789
398,200	@, L	Powerwave Technologies, Inc.	2,409,110

			3,991,899

		Toys/Games/Hobbies: 1.1%
73,500	@	RC2 Corp.	2,323,335

			2,323,335

		Transportation: 1.1%
67,820	@, L	Forward Air Corp.	2,463,901

			2,463,901

		Total Common Stock
		(Cost $170,015,341)	212,766,324

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 19.2%
		Repurchase Agreement: 2.5%
$5,459,000		Morgan Stanley Repurchase Agreement dated 08/31/04, 1.570%, due 09/01/04, $5,459,238 to be received upon repurchase (Collateralized by $5,500,000 Federal National Mortgage Association, 3.125%, Market Value plus accrued interest $5,571,792, due 07/15/06)		$5,459,000

		Total Repurchase Agreement
		(Cost $5,459,000)		5,459,000

		Securities Lending CollateralCC: 16.7%
36,366,140		The Bank of New York Institutional Cash Reserves Fund		36,366,140

		Total Securities Lending Collateral
		(Cost $36,366,140)		36,366,140

		Total Short-Term Investments
		(Cost $41,825,140)		41,825,140

		Total Investments In Securities
		(Cost $211,840,481)*	117.2%	$254,591,464
		Other Assets and Liabilities—Net	(17.2)	(37,452,985)

		Net Assets	100.0%	$217,138,479

	@	Non-income producing security.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2004.
	cc	Securities purchased with cash collateral for securities loaned.
	*	Cost for federal income tax purposes is $212,180,452. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$54,381,730
		Gross Unrealized Depreciation		(11,970,718)

		Net Unrealized Appreciation		$42,411,012

PORTFOLIO OF INVESTMENTS
ING Disciplined LargeCap Fund	as of August 31, 2004 (Unaudited)

Shares		Value

COMMON STOCK: 98.6%
	Aerospace/Defense: 2.2%
14,800	Boeing Co.	$772,856
4,950	General Dynamics Corp.	483,318
3,550	United Technologies Corp.	333,381

		1,589,555

	Agriculture: 1.3%
14,300	Altria Group, Inc.	699,985
5,391	UST, Inc.	216,287

		916,272

	Apparel: 1.1%
3,700	Jones Apparel Group, Inc.	132,053
6,550	Nike, Inc.	493,281
3,600	VF Corp.	177,624

		802,958

	Auto Manufacturers: 1.3%
41,000	Ford Motor Co.	578,510
5,900	PACCAR, Inc.	355,121

		933,631

	Banks: 6.3%
28,000	Bank of America Corp.	1,259,439
6,000	Comerica, Inc.	360,900
12,550	Keycorp	393,443
15,234	National City Corp.	575,693
30,450	US Bancorp	898,274
9,100	Wachovia Corp.	426,881
11,500	Wells Fargo & Co.	675,625

		4,590,255

	Beverages: 1.8%
16,950	Coca-Cola Co.	757,835
11,750	PepsiCo, Inc.	587,500

		1,345,335

PORTFOLIO OF INVESTMENTS
ING Disciplined LargeCap Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Building Materials: 1.0%
7,650	@	American Standard Cos., Inc.	$287,717
13,700		Masco Corp.	440,181

			727,898

		Chemicals: 0.9%
6,950		Dow Chemical Co.	297,530
6,100		PPG Industries, Inc.	364,597

			662,127

		Commercial Services: 1.1%
24,950	@	Cendant Corp.	539,669
5,750		H&R Block, Inc.	277,495

			817,164

		Computers: 3.7%
34,350	@	Dell, Inc.	1,196,754
21,537		Hewlett-Packard Co.	385,297
11,600		International Business Machines Corp.	982,404
18,700	@, X	Seagate Technology, Inc.	0
10,550	@	Unisys Corp.	105,922

			2,670,377

		Cosmetics/Personal Care: 4.5%
3,300		Alberto-Culver Co.	159,357
17,900		Gillette Co.	760,750
10,100		Kimberly-Clark Corp.	673,670
30,050		Procter & Gamble Co.	1,681,899

			3,275,676

		Distribution/Wholesale: 0.3%
3,600		WW Grainger, Inc.	192,276

			192,276

PORTFOLIO OF INVESTMENTS
ING Disciplined LargeCap Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Diversified Financial Services: 6.8%
9,150		American Express Co.	$457,683
35,500		Citigroup, Inc.	1,653,589
13,900		Countrywide Financial Corp.	494,145
6,850		Fannie Mae	509,983
24,314		JPMorgan Chase & Co.	962,347
6,650		Merrill Lynch & Co, Inc.	339,616
7,700		Morgan Stanley	390,621
10,850	@	Providian Financial Corp.	156,674

			4,964,658

		Electric: 2.0%
20,200	@	AES Corp.	203,818
9,800	L	Centerpoint Energy, Inc.	107,212
3,800	@	CMS Energy Corp.	36,480
2,806		Constellation Energy Group, Inc.	115,327
200		Duke Energy Corp.	4,428
4,550		Exelon Corp.	167,668
5,915		PPL Corp.	282,914
5,650	L	Southern Co.	171,478
10,000		TXU Corp.	416,299

			1,505,624

		Electronics: 0.4%
4,350		Parker Hannifin Corp.	236,510
2,400		Tektronix, Inc.	68,568

			305,078

		Food: 0.2%
5,050		Supervalu, Inc.	133,118

			133,118

		Forest Products and Paper: 0.9%
8,250		Georgia-Pacific Corp.	280,335
3,650		International Paper Co.	146,073
4,550	@	Louisiana-Pacific Corp.	112,385
2,100		Temple-Inland, Inc.	143,388

			682,181

		Gas: 0.4%
8,050		Sempra Energy	291,008

			291,008

PORTFOLIO OF INVESTMENTS
ING Disciplined LargeCap Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Hand/Machine Tools: 0.4%
2,500		Black & Decker Corp.	$172,325
2,700		Stanley Works	116,802

			289,127

		Healthcare-Products: 3.8%
1,800		Bausch & Lomb, Inc.	118,710
8,700		Becton Dickinson & Co.	418,644
3,350		CR Bard, Inc.	187,935
20,350		Johnson & Johnson	1,182,335
8,600		Medtronic, Inc.	427,850
6,450	@	Zimmer Holdings, Inc.	459,885

			2,795,359

		Healthcare-Services: 2.9%
5,000		Aetna, Inc.	463,250
4,450	@	Anthem, Inc.	361,518
6,400	@	Humana, Inc.	121,600
11,700		UnitedHealth Group, Inc.	773,721
4,350	@	WellPoint Health Networks, Inc.	427,083

			2,147,172

		Insurance: 8.0%
9,600	@@	ACE Ltd.	370,080
14,000		Allstate Corp.	660,939
17,900		American Intl. Group, Inc.	1,275,195
5,950		Chubb Corp.	404,660
5,150		Cigna Corp.	342,784
6,550		Lincoln National Corp.	296,715
1,055		Loews Corp.	59,924
16,400		Metlife, Inc.	610,900
3,650		MGIC Investment Corp.	249,186
5,950		Progressive Corp.	477,785
12,200		Prudential Financial, Inc.	563,396
4,500		Safeco Corp.	216,765
4,900	@@	XL Capital Ltd.	343,980

			5,872,309

		Internet: 1.5%
4,400	@	eBay, Inc.	380,776
9,400	@	Symantec Corp.	450,824
9,450	@	Yahoo!, Inc.	269,420

			1,101,020

PORTFOLIO OF INVESTMENTS
ING Disciplined LargeCap Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Iron/Steel: 0.2%
4,400	L	United States Steel Corp.	$162,404

			162,404

		Leisure Time: 0.4%
4,550		Carnival Corp.	208,345
4,500	@	Sabre Holdings Corp.	103,500

			311,845

		Media: 1.7%
5,550		McGraw-Hill Cos., Inc.	420,302
15		Meredith Corp.	751
31,750	@	Time Warner, Inc.	519,112
14,000		Walt Disney Co.	314,300

			1,254,465

		Mining: 0.4%
3,150	@	Phelps Dodge Corp.	256,914

			256,914

		Miscellaneous Manufacturing: 5.8%
5,400		3M Co.	444,744
71,950	S	General Electric Co.	2,359,240
6,200		Honeywell Intl., Inc.	223,076
2,250		Illinois Tool Works, Inc.	205,403
31,250	@@	Tyco Intl. Ltd.	978,750

			4,211,213

		Oil and Gas: 7.6%
9,850		Burlington Resources, Inc.	356,866
12,100		ChevronTexaco Corp.	1,179,749
9,278		ConocoPhillips	690,561
5,550		Devon Energy Corp.	359,696
38,800		Exxon Mobil Corp.	1,788,679
8,900		Marathon Oil Corp.	322,803
8,600		Occidental Petroleum Corp.	444,190
2,150		Sunoco, Inc.	132,225
3,650		Valero Energy Corp.	241,010

			5,515,779

PORTFOLIO OF INVESTMENTS
ING Disciplined LargeCap Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Oil and Gas Services: 0.3%
3,150		Schlumberger Ltd.	$194,670

			194,670

		Pharmaceuticals: 4.4%
8,050		Eli Lilly & Co.	510,773
15,700		Merck & Co., Inc.	706,029
52,290		Pfizer, Inc.	1,708,314
8,100		Wyeth	296,217

			3,221,333

		Pipelines: 0.1%
16,350	@	Dynegy, Inc.	71,286

			71,286

		Retail: 9.7%
8,050		Circuit City Stores, Inc.	104,409
11,900	@	Costco Wholesale Corp.	489,923
24,400		Gap, Inc.	457,256
15,350		Home Depot, Inc.	561,196
10,050		J.C. Penney Co., Inc. Holding Co.	385,116
14,900		Limited Brands, Inc.	299,192
4,900		Lowe’s Cos., Inc.	243,530
25,150		McDonald’s Corp.	679,552
4,750		Nordstrom, Inc.	176,368
15,400	@	Staples, Inc.	441,672
10,850	@	Starbucks Corp.	469,154
6,300		Target Corp.	280,854
6,400	@	Toys R US, Inc.	103,936
29,600		Wal-Mart Stores, Inc.	1,559,031
19,350		Walgreen Co.	705,307
3,950		Wendy’s Intl., Inc.	135,762

			7,092,258

		Semiconductors: 1.7%
13,800	@	Altera Corp.	261,096
44,400		Intel Corp.	945,276

			1,206,372

PORTFOLIO OF INVESTMENTS
ING Disciplined LargeCap Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Software: 5.3%
3,850		Autodesk, Inc.	$170,979
7,500	@	BMC Software, Inc.	112,275
14,900	@	Compuware Corp.	67,497
5,950		First Data Corp.	251,388
8,200		IMS Health, Inc.	191,306
74,250		Microsoft Corp.	2,027,024
85,600	@	Oracle Corp.	853,432
7,500	@	Parametric Technology Corp.	36,525
18,050	@	Siebel Systems, Inc.	137,361

			3,847,787

		Telecommunications: 6.6%
15,350		Alltel Corp.	838,878
47,150	@	Cisco Systems, Inc.	884,533
105,220	@	Lucent Technologies, Inc.	329,339
16,150		Motorola, Inc.	260,823
25,250		Qualcomm, Inc.	960,762
5,200		Scientific-Atlanta, Inc.	141,648
35,150		Verizon Communications, Inc.	1,379,637

			4,795,620

		Transportation: 1.6%
6,850		FedEx Corp.	561,632
8,000		United Parcel Service, Inc.	584,400

			1,146,032

		Total Common Stock
		(Cost $68,108,692)	71,898,156

PORTFOLIO OF INVESTMENTS
ING Disciplined LargeCap Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 0.5%
		Securities Lending CollateralCC: 0.5%
$347,059		The Bank of New York
		Institutional Cash Reserve Fund		$347,059

		Total Short-Term Investments
		(Cost $347,059)		347,059

		Total Investments In Securities
		(Cost $68,455,751)	99.1%	$72,245,215
		Other Assets and Liabilities—Net	0.9	674,286

		Net Assets	100.0%	$72,919,501

	@	Non-income producing security.
	@@	Foreign issuer.
	S	Segregated securities for futures, when-issued or delayed delivery securities held at August 31, 2004.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2004.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	CC	Securities purchased with cash collateral for securities loaned.
	*	Cost for federal income tax purposes is $69,640,967. Net unrealized appreciation consists of
		Gross Unrealized Appreciation		$4,137,697
		Gross Unrealized Depreciation		(1,533,449)

		Net Unrealized Appreciation		$2,604,248

Information concerning open futures at August 31,2004 is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Gain

S&P500	2	$552,050	09/16/04	$1,568

PORTFOLIO OF INVESTMENTS
ING Financial Services Fund	as of August 31, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 98.8%
		Banks: 25.5%
288,622		Bank of America Corp.	$12,982,218
181,895		Bank of New York Co., Inc.	5,420,471
120,733		City National Corp.	7,965,963
34,300		Comerica, Inc.	2,063,145
124,785		Cullen/Frost Bankers, Inc.	5,614,077
281,700		Mellon Financial Corp.	8,129,862
215,000		Prosperity Bancshares, Inc.	5,572,800
69,557		State Street Corp.	3,139,803
76,400		UnionBanCal Corp.	4,542,744
222,500		US Bancorp	6,563,750
99,787		Wachovia Corp.	4,681,008
222,600		Wells Fargo & Co.	13,077,750

			79,753,591

		Diversified Financial Services: 43.3%
177,344	@	Accredited Home Lenders Holding Co.	7,052,971
203,301	@	Affiliated Managers Group, Inc.	9,971,914
117,800		American Express Co.	5,892,356
82,700		Capital One Financial Corp.	5,603,752
150,700		CIT Group, Inc.	5,386,018
411,200		Citigroup, Inc.	19,153,697
177,398		Countrywide Financial Corp.	6,306,499
547,200	@	E*TRADE Financial Corp.	6,446,016
111,513		Fannie Mae	8,302,143
93,231		Franklin Resources, Inc.	4,966,415
136,700		Freddie Mac	9,175,304
91,200		Goldman Sachs Group, Inc.	8,176,080
310,700		JPMorgan Chase & Co.	12,297,506
79,179		Lehman Brothers Holdings, Inc.	5,850,536
135,391		Merrill Lynch & Co., Inc.	6,914,418
168,700		Morgan Stanley	8,558,151
102,154		T. Rowe Price Group, Inc.	5,059,688

			135,113,464

		Home Builders: 2.0%
206,650		DR Horton, Inc.	6,393,751

			6,393,751

PORTFOLIO OF INVESTMENTS
ING Financial Services Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Insurance: 24.4%
176,700	@@	ACE Ltd.	$6,811,785
121,200		AFLAC, Inc.	4,860,120
209,871		American Intl. Group, Inc.	14,951,210
125,000	@@	Endurance Specialty Holdings Ltd.	4,067,500
138,000		Hartford Financial Services Group, Inc.	8,440,080
167,800		Metlife, Inc.	6,250,550
164,285		PMI Group, Inc.	6,822,756
98,000		Prudential Financial, Inc.	4,525,640
132,664		Radian Group, Inc.	5,877,015
198,800	@@	Scottish Re Group Ltd.	4,222,512
185,132	@@	Willis Group Holdings Ltd.	6,474,066
42,200	@@	XL Capital Ltd.	2,962,440

			76,265,674

		Software: 3.6%
189,900		First Data Corp.	8,023,275
96,408	@	Fiserv, Inc.	3,353,070

			11,376,345

		Total Common Stock
		(Cost $261,342,041)	308,902,825

PORTFOLIO OF INVESTMENTS
ING Financial Services Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 1.1%
		Repurchase Agreement: 1.1%
$3,407,000		Morgan Stanley Repurchase Agreement dated 08/31/04, 1.570%, due 09/01/04, $3,407,149 to be received upon repurchase (Collateralized by $3,435,000 Federal National Mortgage Association, 3.125%, Market Value plus accrued interest $3,479,837, due 07/15/06)		$3,407,000

		Total Short-Term Investments
		(Cost $3,407,000)		3,407,000

		Total Investments In Securities
		(Cost $264,749,041)*	99.9%	$312,309,825
		Other Assets and Liabilities—Net	0.1	283,398

		Net Assets	100.0%	$312,593,223

	@	Non-income producing security
	@@	Foreign issuer
	*	Cost for federal income tax purposes is $264,913,806. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$51,240,159
		Gross Unrealized Depreciation		(3,844,140)

		Net Unrealized Appreciation		$47,396,019

PORTFOLIO OF INVESTMENTS
ING LargeCap Value Fund	as of August 31, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 97.8%
		Agriculture: 5.3%
12,800		Altria Group, Inc.	$626,560
3,300		Reynolds American, Inc.	249,150
7,710		UST, Inc.	309,325

			1,185,035

		Auto Manufacturers: 4.7%
37,690		Ford Motor Co.	531,806
12,810		General Motors Corp.	529,181

			1,060,987

		Auto Parts and Equipment: 0.3%
8,370		Delphi Corp.	76,669

			76,669

		Computers: 9.8%
43,320		Electronic Data Systems Corp.	832,611
36,080		Hewlett-Packard Co.	645,471
112,800	@	Sun Microsystems, Inc.	433,152
29,660	@	Unisys Corp.	297,786

			2,209,020

		Diversified Financial Services: 3.5%
6,700		CIT Group, Inc.	239,458
13,640		JPMorgan Chase & Co.	539,871

			779,329

		Electric: 2.9%
8,340		American Electric Power Co., Inc.	272,968
17,240		Duke Energy Corp.	381,694

			654,662

		Environmental Control: 0.4%
2,860		Waste Management, Inc.	79,479

			79,479

PORTFOLIO OF INVESTMENTS
ING LargeCap Value Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Food: 12.2%
29,080		Albertson’s, Inc.	$714,786
9,550		Kraft Foods, Inc.	298,724
53,840	@	Kroger Co.	889,975
41,970	@	Safeway, Inc.	847,794

			2,751,279

		Healthcare-Services: 2.7%
57,630	@	Tenet Healthcare Corp.	600,505

			600,505

		Housewares: 2.0%
20,420		Newell Rubbermaid, Inc.	439,643

			439,643

		Insurance: 5.2%
13,670		Loews Corp.	776,456
11,440		Nationwide Financial Services, Inc.	397,998

			1,174,454

		Miscellaneous Manufacturing: 1.9%
14,210		Eastman Kodak Co.	420,332

			420,332

		Office/Business Equipment: 2.4%
39,820	@	Xerox Corp.	534,783

			534,783

		Pharmaceuticals: 14.7%
35,830		Bristol-Myers Squibb Co.	850,246
17,160		Merck & Co., Inc.	771,685
13,390		Pfizer, Inc.	437,451
44,570		Schering-Plough Corp.	822,762
11,470		Wyeth	419,458

			3,301,602

PORTFOLIO OF INVESTMENTS
ING LargeCap Value Fund	as of August 31, 2004 (Unaudited) (continued)

Shares				Value

		Pipelines: 3.8%
78,150		El Paso Corp.		$639,267
17,900		Williams Cos., Inc.		212,831

				852,098

		Retail: 2.4%
21,910		May Department Stores Co.		537,014

				537,014

		Semiconductors: 2.8%
55,600	@	Micron Technology, Inc.		639,956

				639,956

		Telecommunications: 17.3%
37,010		AT&T Corp.		547,008
33,710		BellSouth Corp.		902,079
166,090	@	Lucent Technologies, Inc.		519,862
30,190		SBC Communications, Inc.		778,600
32,830		Sprint Corp.-FON Group		646,094
12,680		Verizon Communications, Inc.		497,690

				3,891,333

		Toys/Games/Hobbies: 2.5%
34,640		Mattel, Inc.		557,358

				557,358

		Transportation: 1.0%
3,870		Union Pacific Corp.		221,016

				221,016

		Total Common Stock
		(Cost $22,123,174)		21,966,554

		Total Investments In Securities
		(Cost $22,123,174)*	97.8%	$21,966,554
		Other Assets and Liabilities—Net	2.2	492,242

		Net Assets	100.0%	$22,458,796

	@	Non-income producing security
	*	Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$498,715

		Gross Unrealized Depreciation		(655,335)

		Net Unrealized Depreciation		$(156,620)

PORTFOLIO OF INVESTMENTS
ING MidCap Value Fund	as of August 31, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 97.4%
		Agriculture: 5.0%
246,690		Loews Corp.	$6,088,309
25,640		UST, Inc.	1,028,677

			7,116,986

		Airlines: 2.9%
326,840	@, L	AMR Corp.	2,921,950
296,400	@, L	Delta Air Lines, Inc.	1,197,456

			4,119,406

		Apparel: 3.3%
354,610	@, @@	Tommy Hilfiger Corp.	4,787,235

			4,787,235

		Auto Parts and Equipment: 7.5%
561,650	@, L	Goodyear Tire & Rubber Co.	6,166,916
502,060		Visteon Corp.	4,684,220

			10,851,136

		Building Materials: 1.0%
46,650		York Intl. Corp.	1,518,924

			1,518,924

		Chemicals: 5.1%
96,690		Great Lakes Chemical Corp.	2,525,543
41,180		Lubrizol Corp.	1,468,067
132,940		RPM Intl., Inc.	2,101,781
56,100	L	Sensient Technologies Corp.	1,178,100

			7,273,491

		Commercial Services: 5.9%
308,300	@	Convergys Corp.	4,285,370
49,000		Kelly Services, Inc.	1,323,000
467,250	@	Service Corp. Intl.	2,808,173

			8,416,543

PORTFOLIO OF INVESTMENTS
ING MidCap Value Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Computers: 8.8%
132,200	@, L	BISYS Group, Inc.	$1,877,240
381,400	@	Gateway, Inc.	1,674,346
222,180	@, L	Synopsys, Inc.	3,545,992
548,790	@	Unisys Corp.	5,509,851

			12,607,429

		Diversified Financial Services: 0.6%
24,000		CIT Group, Inc.	857,760

			857,760

		Electric: 1.8%
168,640	@, L	Allegheny Energy, Inc.	2,477,322
162,000	@, L	Mirant Corp.	65,205

			2,542,527

		Electronics: 1.8%
302,700	@	Kemet Corp.	2,624,409

			2,624,409

		Food: 6.2%
44,000	L	Albertson's, Inc.	1,081,520
494,900	@, L	Del Monte Foods Co.	5,221,195
606,064	L	Winn-Dixie Stores, Inc.	2,527,287

			8,830,002

		Healthcare-Services: 4.6%
108,800	@, L	Health Net, Inc.	2,822,272
361,900	@	Tenet Healthcare Corp.	3,770,998

			6,593,270

		Home Furnishings: 2.9%
204,800		Maytag Corp.	4,143,104

			4,143,104

		Household Products/Wares: 4.2%
128,140	@, L	American Greetings Corp.	3,084,330
171,210		Tupperware Corp.	2,922,555

			6,006,885

PORTFOLIO OF INVESTMENTS
ING MidCap Value Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Insurance: 10.0%
63,200	@	Allmerica Financial Corp.	$1,832,800
62,460	@	CNA Financial Corp.	1,505,286
69,400		Nationwide Financial Services, Inc.	2,414,426
285,550	L	Phoenix Cos., Inc.	3,006,841
342,910		UnumProvident Corp.	5,548,283

			14,307,636

		Miscellaneous Manufacturing: 2.4%
78,600		Teleflex, Inc.	3,437,178

			3,437,178

		Office/Business Equipment: 2.4%
311,420	L	IKON Office Solutions, Inc.	3,512,818

			3,512,818

		Pipelines: 5.0%
328,650	@, L	Dynegy, Inc.	1,432,914
695,870		El Paso Corp.	5,692,217

			7,125,131

		Retail: 7.3%
157,520	L	Dillard’s, Inc.	2,992,880
135,000	@, L	Payless Shoesource, Inc.	1,566,000
366,530	@	Toys R US, Inc.	5,952,447

			10,511,327

		Semiconductors: 3.3%
3,749,726	@	Agere Systems, Inc.	4,462,174
19,958	@, L	Micron Technology, Inc.	229,717

			4,691,891

		Telecommunications: 5.4%
546,400	@	3Com Corp.	2,464,264
66,550		CenturyTel, Inc.	2,142,245
878,600	@	Cincinnati Bell, Inc.	3,171,746

			7,778,255

		Total Common Stock
		(Cost $146,932,254)	139,653,343

PORTFOLIO OF INVESTMENTS
ING MidCap Value Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount				Value

SHORT TERM INVESTMENTS: 15.3%
		Securities Lending CollateralCC: 15.3%
$21,966,709		The Bank of New York Institutional Cash Reserves Fund		$21,966,709

		Total Short-Term Investments
		(Cost $21,966,709)		21,966,709

		Total Investments In Securities
		(Cost $168,898,963)*	112.7%	$161,620,052
		Other Assets and Liabilities—Net	(12.7)	(18,193,253)

		Net Assets	100.0%	$143,426,799

	@	Non-income producing security
	@@	Foreign issuer
	L	Loaned security, a portion or all of the security is on loan at August 31, 2004.
	cc	Securities purchased with cash collateral for securities loaned.
	*	Cost for federal income tax purposes is $168,955,125. Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$8,371,067
		Gross Unrealized Depreciation		(15,706,140)

		Net Unrealized Depreciation		$(7,335,073)

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Fund	as of August 31, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 94.3%
		Airlines: 2.2%
685,520	L	Delta Air Lines, Inc.	$2,769,501

			2,769,501

		Apparel: 5.0%
58,288	L	Oshkosh B’Gosh, Inc.	1,187,327
132,150		Russell Corp.	2,360,199
201,790	@, @@	Tommy Hilfiger Corp.	2,724,165

			6,271,691

		Auto Parts and Equipment: 9.5%
50,690	@	Aftermarket Technology Corp.	671,643
351,779	@, L	Goodyear Tire & Rubber Co.	3,862,533
111,240	L	Superior Industries Intl.	3,526,308
423,950		Visteon Corp.	3,955,453

			12,015,937

		Building Materials: 0.5%
18,650		York Intl. Corp.	607,244

			607,244

		Chemicals: 11.7%
95,260		Great Lakes Chemical Corp.	2,488,191
36,000		Lubrizol Corp.	1,283,400
475,260	@	PolyOne Corp.	3,374,346
194,590		Sensient Technologies Corp.	4,086,390
464,700		Wellman, Inc.	3,434,133

			14,666,460

		Commercial Services: 4.8%
136,230	@	First Health Group Corp.	2,077,508
85,880		Kelly Services, Inc.	2,318,759
281,980	@	Service Corp. Intl.	1,694,700

			6,090,967

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Computers: 3.4%
630,600	@	Gateway, Inc.	$2,768,334
138,500	@, L	Mentor Graphics Corp.	1,515,190

			4,283,524

		Electric: 0.4%
25,000		Westar Energy, Inc.	525,000

			525,000

		Electrical Components and Equipment: 3.3%
204,370	L	Belden CDT, Inc.	4,093,531

			4,093,531

		Electronics: 2.7%
385,060	@	Kemet Corp.	3,338,470

			3,338,470

		Food: 5.2%
125,440	@, L	Del Monte Foods Co.	1,323,392
504,010	L	Interstate Bakeries Corp.	2,605,732
613,117	L	Winn-Dixie Stores, Inc.	2,556,698

			6,485,822

		Hand/Machine Tools: 1.0%
90,220		Starrett (L.S.) Co.	1,281,124

			1,281,124

		Healthcare-Services: 1.6%
392,100	@, L	OCA, Inc.	2,003,631

			2,003,631

		Home Builders: 1.0%
97,500	@	National RV Holdings, Inc.	1,294,800

			1,294,800

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Household Products/Wares: 9.6%
125,500	@	American Greetings Corp.	$3,020,785
613,440	@	Playtex Products, Inc.	4,005,763
64,900		Russ Berrie & Co., Inc.	1,252,570
220,770		Tupperware Corp.	3,768,544

			12,047,662

		Insurance: 6.1%
42,800	@	Allmerica Financial Corp.	1,241,200
29,990		Kansas City Life Insurance Co.	1,219,963
46,020		Landamerica Financial Group, Inc.	1,980,701
9,995	@	National Western Life Insurance Co.	1,575,512
155,260		Phoenix Cos., Inc.	1,634,888

			7,652,264

		Iron/Steel: 1.5%
117,480		Ryerson Tull, Inc.	1,872,631

			1,872,631

		Leisure Time: 1.0%
93,850	@, L	K2, Inc.	1,242,574

			1,242,574

		Machinery-Diversified: 5.0%
29,820		Nacco Industries, Inc.	2,363,533
98,540		Tecumseh Products Co.	3,951,454

			6,314,987

		Mining: 2.3%
344,950		USEC, Inc.	2,938,974

			2,938,974

		Miscellaneous Manufacturing: 2.6%
33,453		Federal Signal Corp.	612,524
116,882		Myers Industries, Inc.	1,330,113
45,730	L	Trinity Industries, Inc.	1,269,008

			3,211,645

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Oil and Gas Services: 1.4%
59,850	L	Tidewater, Inc.	$1,746,423

			1,746,423

		Pipelines: 1.7%
504,090	@, L	Dynegy, Inc.	2,197,832

			2,197,832

		Retail: 7.4%
10,110		Blair Corp.	283,080
182,150	L	Dillard’s, Inc.	3,460,850
78,100		Lone Star Steakhouse & Saloon, Inc.	1,811,139
326,220	@, L	Payless Shoesource, Inc.	3,784,152

			9,339,221

		Software: 1.2%
113,760	@	SPSS, Inc.	1,569,888

			1,569,888

		Telecommunications: 2.2%
781,283	@	Cincinnati Bell, Inc.	2,820,432

			2,820,432

		Total Common Stock
		(Cost $124,264,025)	118,682,235

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 18.0%
$22,687,831		Securities Lending CollateralCC: 18.0%
		The Bank of New York Institutional Cash Reserves Fund		$22,687,831

		Total Short-Term Investments
		(Cost $22,687,831)		22,687,831

		Total Investments In Securities
		(Cost $146,951,856)*	112.3%	$141,370,066
		Other Assets and Liabilities—Net	(12.3)	(15,472,941)

		Net Assets	100.0%	$125,897,125

	@	Non-income producing security.
	@@	Foreign issuer.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2004.
	cc	Securities purchased with cash collateral for securities loaned.
	*	Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$7,062,696
		Gross Unrealized Depreciation		(12,644,486)

		Net Unrealized Depreciation		$(5,581,790)

PORTFOLIO OF INVESTMENTS
ING Tax Efficient Equity Fund	as of August 31, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 99.4%
		Aerospace/Defense: 4.7%
8,250	@	Alliant Techsystems, Inc.	$478,005
6,690		Boeing Co.	349,352
3,360		General Dynamics Corp.	328,070
3,800		United Technologies Corp.	356,858

			1,512,285

		Agriculture: 1.1%
7,300		Altria Group, Inc.	357,335

			357,335

		Apparel: 1.4%
12,400		Polo Ralph Lauren Corp.	452,972

			452,972

		Auto Manufacturers: 1.1%
6,100		PACCAR, Inc.	367,159

			367,159

		Banks: 3.6%
16,700		US Bancorp	492,650
11,150		Wells Fargo & Co.	655,063

			1,147,713

		Beverages: 1.0%
6,250		PepsiCo, Inc.	312,500

			312,500

		Biotechnology: 3.1%
5,700	@	Amgen, Inc.	337,953
5,350	@	Biogen Idec, Inc.	317,416
6,150	@, L	Celgene Corp.	349,012

			1,004,381

PORTFOLIO OF INVESTMENTS
ING Tax Efficient Equity Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Chemicals: 3.3%
4,975		Air Products & Chemicals, Inc.	$260,591
8,500		Dow Chemical Co.	363,885
6,650		Praxair, Inc.	269,857
4,000		Sherwin-Williams Co.	165,200

			1,059,533

		Commercial Services: 1.2%
17,900		Cendant Corp.	387,177

			387,177

		Computers: 2.7%
9,000	@	Dell, Inc.	313,560
6,400		International Business Machines Corp.	542,016

			855,576

		Cosmetics/Personal Care: 0.6%
3,400		Procter & Gamble Co.	190,298

			190,298

		Diversified Financial Services: 10.9%
7,000		Capital One Financial Corp.	474,320
18,683		Citigroup, Inc.	870,254
13,740		Countrywide Financial Corp.	488,457
29,750	@	E*TRADE Financial Corp.	350,455
6,900		Goldman Sachs Group, Inc.	618,585
8,900		J.P. Morgan Chase & Co.	352,262
4,900		Lehman Brothers Holdings, Inc.	362,061

			3,516,394

		Electronics: 1.9%
10,350	@	Amphenol Corp.	311,121
5,785		Parker Hannifin Corp.	314,530

			625,651

		Environmental Control: 1.5%
10,400	@	Stericycle, Inc.	490,672

			490,672

PORTFOLIO OF INVESTMENTS
ING Tax Efficient Equity Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Food: 1.0%
4,090	L	Whole Foods Market, Inc.	$317,916

			317,916

		Forest Products and Paper: 1.0%
7,950		International Paper Co.	318,159

			318,159

		Healthcare-Products: 3.8%
6,900	@	Inamed Corp.	366,666
8,680		Johnson & Johnson	504,308
4,700	@	Zimmer Holdings, Inc.	335,110

			1,206,084

		Healthcare-Services: 0.9%
3,000	@	WellPoint Health Networks, Inc.	294,540

			294,540

		Insurance: 3.2%
9,700		American Intl. Group, Inc.	691,028
4,800		Chubb Corp.	326,448

			1,017,476

		Internet: 2.6%
5,000	@	eBay, Inc.	432,700
14,000	@	Yahoo!, Inc.	399,140

			831,840

		Investment Companies: 1.0%
6,900	L	iShares Goldman Sachs Semiconductor Index Fund	316,020

			316,020

		Leisure Time: 1.1%
7,700		Carnival Corp.	352,583

			352,583

PORTFOLIO OF INVESTMENTS
ING Tax Efficient Equity Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Lodging: 1.5%
6,800		Marriott Intl., Inc.	$322,660
3,900	L	Starwood Hotels & Resorts Worldwide, Inc.	172,380

			495,040

		Machinery-Diversified: 2.9%
5,300		Deere & Co.	335,331
15,400		Rockwell Automation, Inc.	600,600

			935,931

		Media: 2.1%
12,300	@	Comcast Corp.	341,325
14,600		Walt Disney Co.	327,770

			669,095

		Mining: 1.1%
10,500		Alcoa, Inc.	339,990

			339,990

		Miscellaneous Manufacturing: 5.0%
3,950		3M Co.	325,322
24,000		General Electric Co.	786,960
15,710	@@	Tyco Intl. Ltd.	492,037

			1,604,319

		Oil and Gas: 4.3%
3,550		ChevronTexaco Corp.	346,125
15,050		Exxon Mobil Corp.	693,805
7,500	@, @@	Nabors Industries Ltd.	330,750

			1,370,680

		Oil and Gas Services: 3.6%
16,840		Baker Hughes, Inc.	662,317
10,490	@	BJ Services Co.	504,045

			1,166,362

PORTFOLIO OF INVESTMENTS
ING Tax Efficient Equity Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Pharmaceuticals: 9.6%
8,000		Abbott Laboratories	$333,520
2,210		Allergan, Inc.	164,977
9,050	@	Barr Laboratories, Inc.	355,394
9,288	@	Caremark Rx, Inc.	266,566
5,300	@, L	Gilead Sciences, Inc.	366,389
7,400		Merck & Co., Inc.	332,778
12,200	@	Par Pharmaceutical Cos., Inc.	500,687
23,640		Pfizer, Inc.	772,318

			3,092,629

		Retail: 6.0%
9,800	@	Chico’s FAS, Inc.	400,820
7,200	@	Kohl’s Corp.	356,256
6,400		Lowe’s Cos., Inc.	318,080
7,000	@	Starbucks Corp.	302,680
10,600		Wal-Mart Stores, Inc.	558,302

			1,936,138

		Savings and Loans: 1.0%
7,600		Greenpoint Financial Corp.	334,780

			334,780

		Semiconductors: 1.2%
17,700		Intel Corp.	376,833

			376,833

		Software: 3.5%
7,700	@	Electronic Arts, Inc.	383,306
26,800		Microsoft Corp.	731,640

			1,114,946

		Telecommunications: 4.9%
10,650	@	Avaya, Inc.	129,078
24,900	@	Cisco Systems, Inc.	467,124
29,800	@	Corning, Inc.	301,576
14,100	@	Nextel Communications, Inc.	326,979
13,180		SBC Communications, Inc.	339,912

			1,564,669

		Total Common Stock
		(Cost $30,712,795)	31,935,676

PORTFOLIO OF INVESTMENTS
ING Tax Efficient Equity Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 5.1%
		Repurchase Agreement: 0.3%
$116,000		Goldman Sachs Repurchase Agreement dated 08/31/04, 1.570%, due 09/01/04, $116,005 to be received upon repurchase (Collateralized by $106,000 Federal National Mortgage Association, 6.250%, Market Value Plus accrued interest $119,081, due 05/15/29		$116,000

		Total Repurchase Agreements
		(Cost $116,000)		116,000

		Securities Lending CollateralCC : 4.8%
		The Bank of New York Institutional
1,534,259		Cash Reserves Fund		1,534,259

		Total Securities Lending Collateral
		(Cost $1,534,259)		1,534,259

		Total Short-Term Investments
		(Cost $1,650,259)		1,650,259

		Total Investments In Securities
		(Cost $32,363,054)*	104.5%	$33,585,935
		Other Assets and Liabilities—Net	(4.5)	(1,443,751)

		Net Assets	100.0%	$32,142,184

	@	Non-income producing security
	@@	Foreign issuer
	L	Loaned security, a portion or all of the security is on loan at August 31, 2004.
	cc	Securities purchased with cash collateral for securities loaned.
	*	Cost for federal income tax purposes is $32,824,877. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$2,111,257
		Gross Unrealized Depreciation		(1,350,199)

		Net Unrealized Appreciation		$761,058

PORTFOLIO OF INVESTMENTS
ING Convertible Fund	as of August 31, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 7.7%
		Computers: 0.3%
1,462,500	@, @@	Bull SA	$675,403

			675,403

		Food: 0.6%
35,000	@	Dean Foods Co.	1,297,450

			1,297,450

		Healthcare-Services: 0.9%
74,600	@	Community Health Systems, Inc.	1,865,000

			1,865,000

		Investment Companies: 2.5%
45,000	L	SPDR Trust Series 1	5,000,850

			5,000,850

		Miscellaneous Manufacturing: 0.6%
36,000		General Electric Co.	1,180,440

			1,180,440

		Retail: 1.6%
18,000		Wal-Mart Stores, Inc.	948,060
60,000		Wendy's Intl., Inc.	2,062,200

			3,010,260

		Telecommunications: 1.2%
60,000		Qualcomm, Inc.	2,283,000

			2,283,000

		Total Common Stock
		(Cost $11,966,580)	15,312,403

PORTFOLIO OF INVESTMENTS
ING Convertible Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

PREFERRED STOCK: 23.4%
		Auto Manufacturers: 3.1%
55,000		Ford Motor Co. Capital Trust II	$2,910,600
124,600		General Motors Corp.	3,253,814

			6,164,414

		Diversified Financial Services: 1.1%
88,300		Gabelli Asset Management, Inc.	2,192,489

			2,192,489

		Food: 1.3%
97,500		Albertson's, Inc.	2,555,475

			2,555,475

		Healthcare-Services: 0.9%
20,000		Anthem, Inc.	1,854,000

			1,854,000

		Home Builders: 0.6%
25,000	@	Fleetwood Capital Trust	1,100,000

			1,100,000

		Insurance: 6.6%
60,000		Hartford Financial Services Group, Inc.	3,618,600
20,000	L	Prudential Financial, Inc.	1,371,800
67,800		Reinsurance Group of America, Inc.	3,898,500
118,000		Travelers Property Casualty Corp.	2,619,600
78,400	@@	XL Capital Ltd.	1,864,352

			13,372,852

		Media: 1.9%
25,000	@, L	Comcast Corp.	1,112,500
20,000		Emmis Communications Corp.	875,000
1,985		News Corp Finance Trust II	1,863,419

			3,850,919

PORTFOLIO OF INVESTMENTS
ING Convertible Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Mining: 0.9%
1,900	#	Freeport-McMoRan Copper & Gold, Inc.	$1,857,250

			1,857,250

		Office/Business Equipment: 0.6%
9,900	@	Xerox Corp.	1,226,610

			1,226,610

		Oil and Gas: 2.2%
29,400		Ameranda Hess Corp.	2,138,850
24,700		Chesapeake Energy Corp.	2,192,450

			4,331,300

		Pharmaceuticals: 1.1%
44,500		Omnicare, Inc.	2,179,165

			2,179,165

		Real Estate Investment Trusts: 1.0%
83,000	@	FelCor Lodging Trust, Inc.	2,002,375

			2,002,375

		Savings and Loans: 1.0%
39,200		Sovereign Capital Trust II	1,915,900

			1,915,900

		Telecommunications: 1.1%
2,000	@	Lucent Technologies Capital Trust I	2,205,120
51,931	@, I, X, **	Winstar Communications, Inc.	5
1	@, I, X, **	Winstar Communications, Inc.	—

			2,205,125

		Total Preferred Stock
		(Cost $46,031,935)	46,807,874

PORTFOLIO OF INVESTMENTS
ING Convertible Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount			Value

CONVERTIBLE CORPORATE BONDS: 66.4%
		Advertising: 1.1%
$2,000,000	L	Lamar Advertising Co., 2.875%, due 12/31/10	$2,237,500

			2,237,500

		Aerospace/Defense: 1.5%
3,460,000		Spacehab, Inc., 8.000%, due 10/15/07	2,979,925

			2,979,925

		Agriculture: 1.0%
1,490,000	L	Bunge Limited Finance Corp., 3.750%, due 11/15/22	2,013,363

			2,013,363

		Apparel: 1.0%
1,950,000	#, L	Reebok Intl. Ltd., 2.000%, due 05/01/24	1,952,438

			1,952,438

		Auto Parts and Equipment: 1.0%
4,000,000		Lear Corp., 3.960%, due 02/20/22	2,030,000

			2,030,000

		Biotechnology: 0.6%
1,485,000	L	ICOS Corp., 2.000%, due 07/01/23	1,273,388

			1,273,388

		Distribution/Wholesale: 1.9%
4,000,000		Costco Wholesale Corp., 0.460%, due 08/19/17	3,770,000

			3,770,000

		Diversified Financial Services: 3.8%
980,000	#, @@	AngloGold Holdings PLC, 2.375%, due 02/27/09	945,700
4,875,000		Lehman Brothers Holdings, Inc., 1.000%, due 09/16/10	4,454,531
2,000,000	#, @@	RepCon Lux SA, 4.500%, due 01/26/11	2,188,720

			7,588,951

PORTFOLIO OF INVESTMENTS
ING Convertible Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount			Value

		Electric: 2.2%
2,000,000	L	Centerpoint Energy, Inc., 3.750%, due 05/15/23	$2,290,000
2,000,000		PPL Energy Supply LLC, 2.625%, due 05/15/23	2,145,000

			4,435,000

		Electrical Components and Equipment: 2.0%
1,000,000	@@	ABB Intl. Finance Ltd., 4.625%, due 05/16/07	1,062,000
3,000,000	#, L	GrafTech International Ltd., 1.625%, due 01/15/24	2,846,250

			3,908,250

		Electronics: 4.1%
1,500,000	@@, L	Flextronics Intl. Ltd., 1.000%, due 08/01/10	1,644,375
3,000,000	L	Flir Systems, Inc., 3.000%, due 06/01/23	4,623,749
100,000,000	@@	Sony Corp., 0.000%, due 12/18/08	912,148
990,000		Vishay Intertechnology, Inc., 3.625%, due 08/01/23	1,046,925

			8,227,197

		Energy-Alternate Sources: 1.3%
2,000,000	#	Headwaters, Inc., 2.875%, due 06/01/16	2,540,000

			2,540,000

		Entertainment: 0.5%
1,500,000		International Game Technology, 1.250%, due 01/29/33	1,053,750

			1,053,750

		Environmental Control: 1.4%
2,975,000	L	Allied Waste Industries, 4.250%, due 04/15/34	2,755,594

			2,755,594

		Healthcare-Products: 3.0%
2,900,000	#	Advanced Medical Optics, Inc., 2.500%, due 07/15/24	3,059,500
2,900,000	#	Henry Schein, Inc., 3.000%, due 08/15/34	2,976,125

			6,035,625

		Healthcare-Services: 1.3%
2,000,000	L	Laboratory Corp. of America Holdings, 1.840%, due 09/11/21	1,465,000
1,000,000	L	Quest Diagnostics, 1.750%, due 11/30/21	1,057,500

			2,522,500

PORTFOLIO OF INVESTMENTS
ING Convertible Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount			Value

		Insurance: 3.0%
3,770,000		American Intl. Group, 0.500%, due 05/15/07	$3,647,475
1,970,000	#	AmerUs Group Co., 2.000%, due 03/06/32	2,361,538

			6,009,013

		Internet: 0.8%
1,470,000	#	Equinix, Inc., 2.500%, due 02/15/24	1,571,063

			1,571,063

		Lodging: 1.1%
1,000,000	L	Hilton Hotels Corp., 3.375%, due 04/15/23	1,093,750
1,000,000	L	Starwood Hotels & Resorts Worldwide, Inc., 3.500%, due 05/16/23	1,075,000

			2,168,750

		Media: 2.0%
2,000,000	L	Charter Communications, Inc., 5.750%, due 10/15/05	1,882,500
2,460,000	#	Citadel Broadcasting Corp., 1.875%, due 02/15/11	2,140,200

			4,022,700

		Mining: 3.1%
1,500,000	@@, L	Inco Ltd., 0.290%, due 03/29/21	1,430,625
1,985,000	@@, L	Inco Ltd., 1.000%, due 03/14/23	2,488,694
2,000,000	@@, L	Placer Dome, Inc., 2.750%, due 10/15/23	2,362,500

			6,281,819

		Miscellaneous Manufacturing: 4.0%
2,500,000	#	Actuant Corp., 2.000%, due 11/15/23	2,900,000
3,500,000	#, @@	Tyco Intl. Group SA, 2.750%, due 01/15/18	5,048,750

			7,948,750

		Oil and Gas: 2.1%
1,998,000		Devon Energy Corp., 4.900%, due 08/15/08	2,072,925
1,985,000	#	Pride Intl., Inc., 3.250%, due 05/01/33	2,104,100

			4,177,025

		Oil and Gas Services: 0.5%
1,000,000	@@, L	Schlumberger Ltd., 2.125%, due 06/01/23	1,057,500

			1,057,500

PORTFOLIO OF INVESTMENTS
ING Convertible Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount			Value

		Packaging and Containers: 1.0%
2,000,000	#	Sealed Air Corp., 3.000%, due 06/30/33	$2,047,500

			2,047,500

		Pharmaceuticals: 5.9%
1,990,000	L	Amylin Pharmaceuticals, Inc., 2.250%, due 06/30/08	1,942,738
4,000,000		Cephalon, Inc., 2.500%, due 12/15/06	3,889,999
3,000,000	#	NPS Pharmaceuticals, Inc., 3.000%, due 06/15/08	2,861,250
1,000,000	L	Sepracor, Inc., 5.000%, due 02/15/07	1,031,250
2,000,000		Teva Pharmaceutical Finance LLC, 0.500%, due 02/01/24	1,947,500

			11,672,737

		Savings and Loans: 2.0%
3,870,000	#	Ocwen Financial Corp., 3.250%, due 08/01/24	3,981,263

			3,981,263

		Semiconductors: 4.0%
3,000,000	L	Advanced Micro Devices, Inc., 4.750%, due 02/01/22	2,827,500
1,000,000	#	Cypress Semiconductor Corp., 1.250%, due 06/15/08	1,001,250
3,500,000	L	LTX Corp., 4.250%, due 08/15/06	3,429,999
975,000	#	Pixelworks, Inc., 1.750%, due 05/15/24	810,469

			8,069,218

		Software: 2.2%
975,000	#	CSG Systems Intl., 2.500%, due 06/15/24	895,781
2,000,000	L	Fair Isaac Corp., 1.500%, due 08/15/23	1,952,500
1,370,000	#	MSC Software Corp., 2.500%, due 05/05/08	1,464,188

			4,312,469

		Sovereign: 1.0%
2,000,000	#, @@	Banco Nacional de Desenvolvimento Economico e Social, 6.500%, due 06/15/06	2,047,500

			2,047,500

PORTFOLIO OF INVESTMENTS
ING Convertible Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount			Value

		Telecommunications: 5.0%
3,000,000		Nextel Partners, Inc., 1.500%, due 11/15/08	$4,027,499
1,000,000	#	NII Holdings, Inc., 2.875%, due 02/01/34	1,043,750
1,470,000	L	Primus Telecommunications Group, Inc., 5.750%, due 02/15/07	1,111,688
2,970,000		Primus Telecommunications Group, Inc., 3.750%, due 09/15/10	1,822,838
1,980,000	L	RF Micro Devices, Inc., 1.500%, due 07/01/10	1,952,774

			9,958,549

		Transportation: 1.0%
490,000	#	Yellow Corp., 3.375%, due 11/25/23	598,413
985,000	#	Yellow Corp., 5.000%, due 08/08/23	1,395,006

			1,993,419

		Total Convertible Corporate Bonds
		(Cost $125,736,048)	132,642,756

		Total Long-Term Investments
		(Cost $183,734,563)	194,763,033

PORTFOLIO OF INVESTMENTS
ING Convertible Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 24.1%
$3,653,000		Repurchase Agreement: 1.8%
		Goldman Sachs Repurchase Agreement dated 08/31/04, 1.570%, due 09/01/04, $3,653,159 to be received upon repurchase (Collateralized by $3,710,000 Federal Home Loan Bank 6.000%, Market Value plus accrued interest $3,727,486, due 08/14/23).
				$3,653,000

		Total Repurchase Agreement (Cost $3,653,000)		3,653,000

		Securities Lending CollateralCC: 22.3%
44,380,494		The Bank of New York
		Institutional Cash Reserves Fund		44,380,494

		Total Securities Lending Collateral
		(Cost $44,380,494)		44,380,494

		Total Short-Term Investments
		(Cost $48,033,494)		48,033,494

		Total Investments In Securities
		(Cost $231,768,057)	121.6%	$242,796,527
		Other Assets and Liabilities—Net	(21.6)	(43,087,325)

		Net Assets	100.0%	$199,709,202

	@	Non-income producing security
	@@	Foreign issuer
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at August 31, 2004.
	**	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	cc	Securities purchased with cash collateral for securities loaned.

	*	Cost for federal income tax purposes is $231,877,453. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$18,206,912
		Gross Unrealized Depreciation		(7,287,838)

		Net Unrealized Appreciation		$10,919,074

PORTFOLIO OF INVESTMENTS
ING Equity and Bond Fund	as of August 31, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 55.3%
		Aerospace/Defense: 1.9%
7,920		Boeing Co.	$413,582
3,970		General Dynamics Corp.	387,631
4,800		United Technologies Corp.	450,768

			1,251,981

		Agriculture: 0.7%
8,800		Altria Group, Inc.	430,760

			430,760

		Apparel: 0.8%
14,800		Polo Ralph Lauren Corp.	540,644

			540,644

		Auto Manufacturers: 0.7%
7,500		PACCAR, Inc.	451,425

			451,425

		Banks: 1.7%
22,100		US Bancorp	651,950
7,500		Wells Fargo & Co.	440,625

			1,092,575

		Beverages: 0.6%
7,500		PepsiCo, Inc.	375,000

			375,000

		Biotechnology: 1.1%
6,300	@	Amgen, Inc.	373,527
6,155	@	Biogen Idec, Inc.	365,176

			738,703

PORTFOLIO OF INVESTMENTS
ING Equity and Bond Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Chemicals: 2.4%
5,925		Air Products & Chemicals, Inc.	$310,352
12,200		Dow Chemical Co.	522,281
4,600		E.I. du Pont de Nemours & Co.	194,396
7,925		Praxair, Inc.	321,597
4,700		Sherwin-Williams Co.	194,110

			1,542,736

		Commercial Services: 0.8%
24,900	@	Cendant Corp.	538,587

			538,587

		Computers: 1.5%
10,500	@	Dell, Inc.	365,820
7,400		International Business Machines Corp.	626,706

			992,526

		Cosmetics/Personal Care: 0.7%
8,000		Procter & Gamble Co.	447,760

			447,760

		Diversified Financial Services: 6.8%
8,300		Capital One Financial Corp.	562,408
21,900		Citigroup, Inc.	1,020,101
16,760		Countrywide Financial Corp.	595,818
35,220	@	E*TRADE Financial Corp.	414,892
8,400		Goldman Sachs Group, Inc.	753,060
12,300		J. P. Morgan Chase & Co.	486,834
8,300		Lehman Brothers Holdings, Inc.	613,287
1,209	I	North Atlantic Trading Co., Inc.	1

			4,446,401

		Electric: 0.7%
10,500		Consolidated Edison, Inc.	443,100

			443,100

PORTFOLIO OF INVESTMENTS
ING Equity and Bond Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Electronics: 1.1%
12,325	@	Amphenol Corp.	$370,490
6,910		Parker Hannifin Corp.	375,696

			746,186

		Environmental Control: 0.7%
9,800	@	Stericycle, Inc.	462,364

			462,364

		Healthcare-Products: 1.5%
10,200		Johnson & Johnson	592,620
5,500	@	Zimmer Holdings, Inc.	392,150

			984,770

		Healthcare-Services: 0.6%
3,800	@	WellPoint Health Networks, Inc.	373,084

			373,084

		Insurance: 1.7%
10,300		American Intl. Group, Inc.	733,772
6,000		Chubb Corp.	408,060

			1,141,832

		Internet: 0.9%
3,300	@	eBay, Inc.	285,582
11,150	@	Yahoo!, Inc.	317,887

			603,469

		Investment Companies: 0.6%
8,000		iShares Goldman Sachs Semiconductor Index Fund	366,400

			366,400

		Leisure Time: 0.7%
9,800		Carnival Corp.	448,742

			448,742

PORTFOLIO OF INVESTMENTS
ING Equity and Bond Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Lodging: 0.9%
8,025		Marriott Intl., Inc.	$380,786
4,600		Starwood Hotels & Resorts Worldwide, Inc.	203,320

			584,106

		Machinery-Diversified: 1.8%
6,500		Deere & Co.	411,255
19,200		Rockwell Automation, Inc.	748,800

			1,160,055

		Media: 1.3%
15,600	@	Comcast Corp.	432,900
17,800		Walt Disney Co.	399,610

			832,510

		Mining: 0.6%
12,600		Alcoa, Inc.	407,988

			407,988

		Miscellaneous Manufacturing: 3.7%
5,400		3M Co.	444,744
3,780		Eaton Corp.	228,123
35,300		General Electric Co.	1,157,487
18,480	@@	Tyco Intl. Ltd.	578,794

			2,409,148

		Oil and Gas: 2.7%
5,000		ChevronTexaco Corp.	487,500
18,200		Exxon Mobil Corp.	839,020
9,350	@, @@	Nabors Industries Ltd.	412,335

			1,738,855

		Oil and Gas Services: 2.1%
19,930		Baker Hughes, Inc.	783,847
12,420		BJ Services Co.	596,781

			1,380,628

PORTFOLIO OF INVESTMENTS
ING Equity and Bond Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Pharmaceuticals: 5.2%
9,500		Abbott Laboratories	$396,055
2,610		Allergan, Inc.	194,837
10,650	@	Barr Laboratories, Inc.	418,226
6,500	@	Gilead Sciences, Inc.	449,345
9,800		Merck & Co., Inc.	440,706
15,100	@	Par Pharmaceutical Cos., Inc.	619,704
27,985		Pfizer, Inc.	914,269

			3,433,142

		Retail: 2.9%
12,200	@	Chico’s FAS, Inc.	498,980
8,510	@	Kohl's Corp.	421,075
7,500		Lowe's Cos., Inc.	372,750
12,000		Wal-Mart Stores, Inc.	632,040

			1,924,845

		Savings and Loans: 0.6%
8,900		Greenpoint Financial Corp.	392,045

			392,045

		Semiconductors: 0.5%
16,100		Intel Corp.	342,769

			342,769

		Software: 2.1%
9,300	@	Electronic Arts, Inc.	462,954
33,400		Microsoft Corp.	911,820

			1,374,774

		Telecommunications: 2.7%
12,600	@	Avaya, Inc.	152,712
25,100	@	Cisco Systems, Inc.	470,876
34,600	@	Corning, Inc.	350,152
17,050	@	Nextel Communications, Inc.	395,390
15,600		SBC Communications, Inc.	402,324

			1,771,454

PORTFOLIO OF INVESTMENTS
ING Equity and Bond Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Total Common Stock
		(Cost $33,833,676)	$36,171,364

PREFERRED STOCK: 0.3%
		Banks: 0.3%
16	#, XX	DG Funding Trust	172,000

		Total Preferred Stock
		(Cost $173,969)	172,000

WARRANTS: 0.0%
		Building Materials: 0.0%
400	I, #	Dayton Superior Corp.	4

			4

		Telecommunications: 0.0%
500	I	Iridium World Communications, Inc.	—

			—

		Total Warrants
		(Cost $57,953)	4

Principal
Amount		Value

CORPORATE BONDS/NOTES: 11.8%
	Airlines: 0.1%
$117,000	American Airlines, Inc., 7.324%, due 10/15/09	$95,017

		95,017

	Auto Manufacturers: 0.0%
24,000	Ford Motor Co., 6.625%, due 10/01/28	21,834

		21,834

PORTFOLIO OF INVESTMENTS
ING Equity and Bond Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount			Value

		Banks: 2.7%
40,000	@@	Australia & New Zealand Banking Group Ltd., 1.494%, due 10/29/49	$34,170
54,000	#, @@	Banco Bradesco SA, 8.750%, due 10/24/13	56,025
129,000	@@	Banco Santander Chile SA, 7.375%, due 07/18/12	147,416
40,000	@@	Bank of Ireland, 1.800%, due 12/29/49	33,998
30,000	@@	Bank of Nova Scotia, 2.115%, due 08/31/85	24,963
57,000		BankAmerica Capital II, 8.000%, due 12/15/26	65,221
50,000	#, @@	Danske Bank A/S, 5.914%, due 12/29/49	52,679
20,000	@@	Den Norske Bank ASA, 2.125%, due 08/29/49	16,400
100,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	120,068
56,000		FBS Capital I, 8.090%, due 11/15/26	64,498
53,000	#, @@	HBOS Capital Funding LP, 6.071%, due 06/30/49	56,048
110,000	@@, C	HSBC Bank PLC, 1.975%, due 06/29/49	93,308
50,000	@@, C	HSBC Bank PLC, 2.125%, due 06/29/49	43,375
80,000	@@	Lloyds TSB Bank PLC, 2.090%, due 08/29/49	69,072
80,000	@@	Lloyds TSB Bank PLC, 2.188%, due 06/29/49	69,995
87,000		M & T Bank Corp., 3.850%, due 04/01/13	86,906
58,000		Mellon Capital I, 7.720%, due 12/01/26	64,862
30,000	@@	National Australia Bank Ltd., 1.463%, due 10/29/49	25,634
90,000	@@	National Westminster Bank PLC, 1.938%, due 11/29/49	76,059
73,000	#	Rabobank Capital Funding II, 5.260%, due 12/29/49	73,746
50,000	@@	Royal Bank of Canada, 1.750%, due 06/29/85	42,732
30,000	@@	Royal Bank of Scotland Group PLC, 2.063%, due 12/29/49	25,939
20,000	@@, C	Societe Generale, 1.688%, due 11/29/49	16,769
160,000	@@, C	Standard Chartered PLC, 1.800%, due 11/29/49	127,769
130,000	@@, C	Standard Chartered PLC, 2.070%, due 12/29/49	103,025
56,000		Wells Fargo Capital I, 7.960%, due 12/15/26	64,033
30,000	@@	Westpac Banking Corp., 1.338%, due 09/29/49	25,423
122,000	#	Westpac Capital Trust IV, 5.256%, due 12/29/49	119,727

			1,799,860

		Beverages: 0.4%
134,000	#, @@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	154,435
11,000	@@	Cia Brasileira de Bebidas, 10.500%, due 12/15/11	13,585
97,000	#, S	Miller Brewing Co., 4.250%, due 08/15/08	98,770

			266,790

		Chemicals: 0.1%
23,000		Dow Chemical Co., 5.750%, due 11/15/09	24,698
22,000	#, @@, S	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	23,688

			48,386

PORTFOLIO OF INVESTMENTS
ING Equity and Bond Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount			Value

		Diversified Financial Services: 1.9%
47,000	#, @@, S	Arcel Finance Ltd., 6.361%, due 05/01/12	$47,615
26,000	#, @@	Arcel Finance Ltd., 7.048%, due 09/01/11	27,395
79,000		Boeing Capital Corp., 7.375%, due 09/27/10	91,863
122,000	#, @@	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	121,390
58,000		Citigroup Capital II, 7.750%, due 12/01/36	65,581
57,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	65,077
101,000	#	Farmers Exchange Capital, 7.200%, due 07/15/48	102,825
30,000	@@	Financiere CSFB NV, 1.750%, due 03/29/49	24,258
67,000		General Motors Acceptance Corp., 7.750%, due 01/19/10	74,116
77,000	#	HVB Funding Trust III, 9.000%, due 10/22/31	97,739
14,000		JPM Capital Trust I, 7.540%, due 01/15/27	15,423
45,000		JPM Capital Trust II, 7.950%, due 02/01/27	51,138
173,000	#	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	176,570
68,000	#, @@	PF Export Receivables Master Trust, 3.748%, due 06/01/13	66,887
91,615	#, @@	PF Export Receivables Master Trust, 6.436%, due 06/01/15	92,217
98,000	@@	UFJ Finance Aruba AEC, 8.750%, due 11/29/49	107,339

			1,227,433

		Electric: 2.2%
61,000	#, @@	AES Gener SA, 7.500%, due 03/25/14	60,848
74,842	#	Allegheny Energy Supply Statutory Trust 2001, 10.250%, due 11/15/07	82,700
8,344	#	Allegheny Energy Supply Statutory Trust 2001, 13.000%, due 11/15/07	8,553
91,880		CE Generation LLC, 7.416%, due 12/15/18	95,391
92,00		Consumers Energy Co., 4.250%, due 04/15/08	93,502
72,000	S	DTE Energy Co, 2.324%, due 06/01/07	72,038
138,000	@@, S	Empresa Nacional de Electricidad SA, 7.750%, due 07/15/08	151,348
188,000		Enserch Capital I, 2.950%, due 07/01/28	185,166
105,000		Enterprise Capital Trust II, 2.806%, due 06/30/28	100,986
77,000	#	Monongahela Power Co., 6.700%, due 06/15/14	82,341
122,000		Ohio Power Co., 6.375%, due 07/15/33	125,424
218,000	S	PG&E Corp., 6.875%, due 07/15/08	237,619
11,970	#, S	Power Contract Financing LLC, 5.200%, due 02/01/06	12,041
52,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	53,689
18,094		PPL Montana LLC, 8.903%, due 07/02/20	19,825
32,000	#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	33,651
63,000	S	TXU Corp., 4.446%, due 11/16/06	63,757

			1,478,879

		Food: 0.5%
44,000	S	Kroger Co., 7.250%, due 06/01/09	49,846
78,000	S	Safeway, Inc., 4.800%, due 07/16/07	80,612
52,000		Supervalu, Inc., 7.875%, due 08/01/09	59,966
102,000	S	Tyson Foods, Inc., 7.250%, due 10/01/06	110,020

			300,444

PORTFOLIO OF INVESTMENTS
ING Equity and Bond Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount			Value

		Gas: 0.1%
67,000	#, S	Williams Gas Pipelines Central, Inc., 7.375%, due 11/15/06	$72,946

			72,946

		Home Builders: 0.0%
4,000		Technical Olympic USA, Inc., 9.000%, due 07/01/10	4,260

			4,260

		Insurance: 0.5%
55,000		Convernium Reinsurance (North America), 7.125%, due 10/15/23	46,060
14,000	#	Farmers Insurance Exchange, 6.000%, due 08/01/14	14,251
48,000	#	Farmers Insurance Exchange, 8.625%, due 05/01/24	56,836
67,000	#	Monumental Global Funding II, 3.850%, due 03/03/08	68,147
53,000	S	Prudential Financial, Inc., 4.104%, due 11/15/06	54,075
74,000	#	Zurich Capital Trust I, 8.376%, due 06/01/37	84,787

			324,156

		Media: 0.1%
34,000		Time Warner, Inc., 6.875%, due 05/01/12	37,897
3,000		Comcast Cable Communications, 7.125%, due 06/15/13	3,391

			41,288

		Mining: 0.2%
54,000	#, @@	Corp Nacional del Cobre de Chile, 5.500%, due 10/15/13	56,615
85,000	@@, S	Vale Overseas Ltd., 8.625%, due 03/08/07	94,138

			150,753

		Multi-National: 0.2%
124,000	@@, S	Corp Andina de Fomento CAF, 6.875%, due 03/15/12	138,393

			138,393

		Oil and Gas: 0.9%
59,000		Amerada Hess Corp., 6.650%, due 08/15/11	64,815
82,000		Amerada Hess Corp., 7.875%, due 10/01/29	93,784
80,000	#, @@	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	77,794
50,000	#, @@	Morgan Stanley Bank AG for OAO Gazprom, 9.625%, due 03/01/13	54,500
163,000	#	Pemex Project Funding Master Trust, 2.820%, due 06/15/10	166,585
38,000		Pemex Project Funding Master Trust, 7.375%, due 12/15/14	41,762
51,000		Valero Energy Corp., 8.750%, due 06/15/30	66,619

			565,859

PORTFOLIO OF INVESTMENTS
ING Equity and Bond Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount			Value

		Packaging and Containers: 0.2%
32,000	#	Sealed Air Corp., 5.375%, due 04/15/08	$33,535
102,000	#, S	Sealed Air Corp., 6.950%, due 05/15/09	113,406

			146,941

		Real Estate: 0.3%
85,000		Eop Operating LP, 7.750%, due 11/15/07	95,394
70,000	S	Liberty Property LP, 7.750%, due 04/15/09	80,965

			176,359

		Real Estate Investment Trusts: 0.4%
56,000		iStar Financial, Inc., 5.125%, due 04/01/11	55,629
11,000		Liberty Property Trust, 6.375%, due 08/15/12	11,943
61,000		Simon Property Group LP, 4.875%, due 03/18/10	61,941
109,000	S	Simon Property Group LP, 6.375%, due 11/15/07	118,326

			247,839

		Savings and Loans: 0.3%
58,000		Great Western Financial, 8.206%, due 02/01/27	65,427
91,000	S	Sovereign Bancorp, Inc., 10.500%, due 11/15/06	105,736

			171,163

		Telecommunications: 0.6%
74,000	@@, S	Cia de Telecomunicaciones de Chile SA, 7.625%, due 07/15/06	79,534
43,000	S	Sprint Capital Corp., 4.780%, due 08/17/06	44,423
54,000		Sprint Capital Corp., 6.875%, due 11/15/28	56,452
31,000	S	Sprint Capital Corp., 8.375%, due 03/15/12	37,411
170,000		Verizon Virginia, Inc., 4.625%, due 03/15/13	165,257
500,000	I	Winstar Communications, Inc., 0.000%, due 04/15/10	50

			383,127

		Transportation: 0.1%
42,000	#, @@	MISC Capital Ltd., 6.125%, due 07/01/14	44,637

			44,637

		Total Corporate Bonds/Notes
		(Cost $7,934,408)	7,706,364

PORTFOLIO OF INVESTMENTS
ING Equity and Bond Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 15.4%
		Federal Home Loan Mortgage Corporation: 6.9%
535,229	C	2.250%, due 04/15/32	$539,283
630,000	C	2.700%, due 03/16/07	628,169
320,000	C	2.750%, due 02/09/07	319,842
361,000	C	4.500%, due 10/15/12	367,463
98,993		4.500%, due 04/01/14	99,461
54,000	W	5.500%, due 09/15/19	55,856
263,000	W	5.500%, due 09/15/34	267,192
101,217		6.000%, due 04/01/14	106,618
208,000	C	6.000%, due 01/15/28	215,414
550,049	C	6.000%, due 01/15/29	575,344
213,778		6.500%, due 12/01/31	225,555
562,000	W	6.500%, due 10/15/34	589,222
488,000	W	7.000%, due 09/15/34	518,500

			4,507,919

		Federal National Mortgage Association: 8.2%
325,000	C	2.875%, due 05/19/08	318,991
110,000	W	4.500%, due 09/15/18	109,931
141,000	C	4.750%, due 12/25/42	142,452
683,000	W	5.000%, due 09/15/18	695,806
2,380,000	W	5.000%, due 09/15/34	2,361,407
150,000		5.250%, due 08/01/12	156,182
5,070	W	5.500%, due 09/15/18	5,249
219,432		6.000%, due 08/01/16	230,768
71,511		6.000%, due 10/01/18	75,189
339,231		6.000%, due 07/25/29	354,386
143,547		6.000%, due 04/25/31	149,676
376,000	W	6.500%, due 09/15/33	394,800
135,000		6.625%, due 11/15/10	154,131
41,624		7.500%, due 09/01/30	44,729
72,961	C	7.500%, due 06/25/32	79,368
95,129	C	7.500%, due 01/25/48	102,840

			5,375,905

		Government National Mortgage Association: 0.3%
182,546		6.500%, due 06/15/29	193,086

			193,086

		Total U.S. Government Agency Obligations
		(Cost $9,977,272)	10,076,910

PORTFOLIO OF INVESTMENTS
ING Equity and Bond Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount			Value

U.S. TREASURY OBLIGATIONS: 7.4%
		U.S. Treasury Bonds: 3.4%
1,259,000	S	5.375%, due 02/15/31	$1,340,837
347,000	S	10.375%, due 11/15/12	425,983
313,000	S	13.250%, due 05/15/14	448,091

			2,214,911

		U.S. Treasury Notes: 3.7%
625,000		1.625%, due 01/31/05	625,049
590,000		2.375%, due 08/31/06	590,185
168,000	S	2.750%, due 08/15/07	168,118
196,000		3.250%, due 08/15/08	197,485
449,000	S	3.500%, due 08/15/09	452,859
412,000	S	4.250%, due 08/15/14	416,249

			2,449,945

		U.S. Treasury STRIP: 0.3%
325,000	S	5.130%, due 05/15/16	188,676

			188,676

		Total U.S. Treasury Obligations
		(Cost $4,830,597)	4,853,532

ASSET-BACKED SECURITIES: 4.1%
		Automobile Asset-Backed Securities: 0.3%
95,000		Capital One Auto Finance Trust, 3.180%, due 09/15/10	95,057
50,000		Nissan Auto Receivables Owner Trust, 2.050%, due 03/16/09	49,105
40,000		USAA Auto Owner Trust, 2.040%, due 02/16/10	39,564

			183,726

		Credit Card Asset-Backed Securities: 0.4%
55,000		Bank One Issuance Trust, 4.540%, due 09/15/10	56,398
55,000		Capital One Master Trust, 4.900%, due 03/15/10	57,679
95,000		Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	99,958
75,000		MBNA Credit Card Master Note Trust, 4.950%, due 06/15/09	78,731

			292,766

PORTFOLIO OF INVESTMENTS
ING Equity and Bond Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount		Value

	Home Equity Asset-Backed Securities: 3.2%
105,054	Asset Backed Funding Certificates, 1.895%, due 11/25/33	$105,094
174,057	Bayview Financial Acquisition Trust, 2.140%, due 12/28/34	174,274
361,104	Centex Home Equity, 1.895%, due 01/25/34	361,626
325,653	Emergent Home Equity Loan Trust, 7.080%, due 12/15/28	335,866
236,000	GSAA Trust, 5.242%, due 05/25/35	234,545
131,661	Merrill Lynch Mortgage Investors, Inc., 1.975%, due 07/25/34	131,979
43,179	Residential Asset Mortgage Products, Inc., 1.925%, due 06/25/33	43,136
493,000	Residential Asset Securities Corp., 1.895%, due 02/25/34	493,294
177,113	Residential Asset Securities Corp., 1.925%, due 12/25/33	177,530

		2,057,344

	Other Asset-Backed Securities: 0.2%
45,350	Amortizing Residential Collateral Trust, 1.865%, due 05/25/32	45,322
11,000	Chase Funding Mortgage Loan, 2.734%, due 09/25/24	10,984
7,000	Chase Funding Mortgage Loan, 4.045%, due 05/25/33	7,108
57,000	Chase Funding Mortgage Loan Asset-Backed Certificates, 1.915%, due 07/25/33	57,056

		120,470

	Total Asset-backed Securities
	(Cost $2,640,120)	2,654,306

COLLATERALIZED MORTGAGE OBLIGATIONS: 10.4%
	Commercial Mortgage-Backed Securities: 2.4%
81,000	Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	82,102
79,000	COMM, 3.600%, due 03/10/39	78,404
303,000	CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	305,267
40,000	CS First Boston Mortgage Securities Corp., 7.801%, due 04/14/62	46,833
215,000	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	234,704
60,000	DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	66,382
570,000	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	651,177
97,000	GE Capital Commercial Mortgage Corp., 5.994%, due 12/10/35	105,235

		1,570,104

	Whole Loan Collateral PAC: 1.8%
164,180	GSR Mortgage Loan Trust, 2.015%, due 10/25/32	164,227
193,712	MASTR Alternative Loans Trust, 2.015%, due 11/25/33	194,044
204,000	MASTR Alternative Loans Trust, 6.000%, due 09/25/34	209,993
136,077	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	139,237
182,000	Residential Funding Securities Corp., 4.750%, due 02/25/33	185,316
52,065	Residential Funding Securities Corp., 8.500%, due 05/25/33	55,899
244,414	Washington Mutual, 2.015%, due 03/25/34	244,548

		1,193,264

PORTFOLIO OF INVESTMENTS
ING Equity and Bond Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount			Value

		Whole Loan Collaterallized Mortgage Obligations: 6.2%
345,976		Bank of America Alternative Loan Trust, 2.065%, due 12/25/33	$346,588
210,000		Bank of America Funding Co., 5.750%, due 08/25/34	214,725
159,020		Bank of America Mortgage Securities, 2.065%, due 12/25/33	159,213
116,157		Bank of America Mortgage Securities, 5.000%, due 12/25/18	119,166
122,842		Bank of America Mortgage Securities, 5.000%, due 06/25/33	124,025
65,663		Bank of America Mortgage Securities, 5.500%, due 11/25/33	66,657
115,184		Citicorp Mortgage Securities, Inc., 2.115%, due 10/25/33	115,258
75,896		Countrywide Alternative Loan Trust, 2.015%, due 07/25/18	75,986
115,501		Countrywide Alternative Loan Trust, 5.000%, due 10/25/18	118,805
120,478		Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	120,920
114,000		CS First Boston Mortgage Securities Corp., 4.170%, due 10/25/33	112,535
151,871		GMAC Mortgage Corp. Loan Trust, 5.250%, due 04/25/34	154,953
230,000		GMAC Mortgage Corp. Loan Trust, 5.500%, due 01/25/34	238,647
133,041		GSR Mortgage Loan Trust, 6.500%, due 01/25/34	140,375
99,192		Homebanc Mortgage Trust, 2.045%, due 08/25/29	99,192
95,426		MASTR Asset Securitization Trust, 2.065%, due 11/25/33	94,421
47,626		MASTR Asset Securitization Trust, 8.000%, due 06/25/33	52,184
305,541		MLCC Mortgage Investors, Inc., 1.935%, due 01/25/29	305,934
86,000		MLCC Mortgage Investors, Inc., 1.975%, due 04/25/29	85,875
143,981		Residential Accredit Loans, Inc., 2.065%, due 03/25/18	144,061
66,708		Thornburg Mortgage Securities Trust, 1.925%, due 06/25/44	66,649
612,829		Thornburg Mortgage Securities Trust, 1.965%, due 12/25/33	612,686
149,756		Washington Mutual, 6.000%, due 06/25/34	154,183
195,079		Wells Fargo Mortgage Backed Securities Trust, 2.115%, due 02/25/34	194,818
130,000		Wells Fargo Mortgage Backed Securities Trust, 4.500%, due 08/25/18	125,928

			4,043,784

		Total Collateralized Mortgage Obligations
		(Cost $6,806,995)	6,807,152

OTHER BONDS: 0.5%
		Sovereign: 0.5%
31,059	@@, S	Brazilian Government Intl. Bond, 2.188%, due 04/15/12	28,147
22,000	@@	Brazilian Government Intl. Bond, 12.250%, due 03/06/30	25,905
36,000	@@, S	Colombia Government Intl. Bond, 10.000%, due 01/23/12	40,320
59,000	@@	Dominican Republic, 9.040%, due 01/23/13	41,595
28,000	@@	Republic of Ecuador, 8.000%, due 08/15/30	22,085
71,000	@@	Russian Federation, 5.000%, due 03/31/30	68,231
28,000	@@, S	Turkey Government Intl. Bond, 12.375%, due 06/15/09	34,860
14,000	#, @@	Ukraine Government Intl. Bond, 7.650%, due 06/11/13	14,235
50,847	@@, S	Uruguay Government Intl. Bond, 10.500%, due 10/20/06	56,667

		Total Other Bonds
		(Cost $329,697)	332,045

		Total Long-Term Investments
		(Cost $66,584,687)	68,773,677

PORTFOLIO OF INVESTMENTS
ING Equity and Bond Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 2.3%
		Repurchase Agreement: 2.3%
1,489,000	S	Goldman Sachs Repurchase Agreement dated 08/31/04, 1.570%, due 09/01/04, $1,489,065 to be received upon repurchase(Collateralized by $1,353,000 Federal National Mortgage Association, 6.250%, Market Value plus accrued interest $1,519,964, due 05/15/29).		$1,489,000

		Total Short-Term Investments
		(Cost $1,489,000)		1,489,000

		Total Investments In Securities
		(Cost $68,073,687)*	107.5%	$70,262,677
		Other Assets and Liabilities—Net	(7.5)	(4,888,609)

		Net Assets	100.0%	$65,374,068

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities.
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	C	Bond may be called prior to maturity date.
	W	When-issued or delayed delivery security.
	S	Segregated securities for futures, when-issued or delayed delivery securities held at August 31, 2004.
	I	Illiquid security
	**	Defaulted security
	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.
	*	Cost for federal income tax purposes is $68,124,241. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$3,771,170
		Gross Unrealized Depreciation		(1,632,734)

		Net Unrealized Appreciation		$2,138,436

Information concerning open futures at August 31, 2004 is shown below:

	No. of	Notional	Expiration	Unrealized
Short Contracts	Contracts	Market Value	Date	Gain (Loss)

U.S. 5 Year Treasury Note	6	$675,188	09/21/2004	$50,267

Long Contracts
U.S. Treasury Bond	6	(669,094)	09/21/2004	(16,530)

		$6,094		$33,737

PORTFOLIO OF INVESTMENTS
ING Real Estate Fund	as of August 31, 2004 (Unaudited)

Shares			Value

REAL ESTATE INVESTMENT TRUSTS: 93.4%
		Apartments: 18.6%
321,100	L	Archstone-Smith Trust	$10,034,375
100,600		Avalonbay Communities, Inc.	6,076,240
212,600		Camden Property Trust	10,009,208
25,700		Equity Residential	832,423
41,700	L	Essex Property Trust, Inc.	3,075,375
98,400	L	Home Properties of NY, Inc.	3,968,472
202,000		United Dominion Realty Trust, Inc.	4,288,460

			38,284,553

		Diversified: 4.7%
110,300	@	American Campus Communities, Inc.	1,952,310
191,300		Liberty Property Trust	7,739,998

			9,692,308

		Health Care: 2.4%
85,900	L	Health Care REIT, Inc.	2,920,600
192,200		Omega Healthcare Investors, Inc.	1,960,440

			4,881,040

		Hotels: 5.4%
386,600	@, L	Host Marriott Corp.	5,161,110
113,700		LaSalle Hotel Properties	3,210,888
198,200	@	Strategic Hotel Capital, Inc.	2,794,620

			11,166,618

		Office Property: 28.5%
218,600		Arden Realty, Inc.	7,176,638
128,900	@	BioMed Realty Trust, Inc.	2,287,975
187,800	L	Boston Properties, Inc.	10,419,144
155,050	L	Corporate Office Properties Trust	4,101,073
192,300		Mack-Cali Realty Corp.	8,703,498
275,800	L	Maguire Properties, Inc.	6,784,680
179,900		Prentiss Properties Trust	6,604,129
120,000		SL Green Realty Corp.	6,000,000
398,000		Trizec Properties, Inc.	6,726,200

			58,803,337

PORTFOLIO OF INVESTMENTS
ING Real Estate Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Regional Malls: 14.7%
68,400		CBL & Associates Properties, Inc.	$4,177,872
35,700		General Growth Properties, Inc.	1,077,069
121,600		Macerich Co.	6,627,200
163,400		Mills Corp.	8,323,596
181,300	L	Simon Property Group, Inc.	10,143,735

			30,349,472

		Shopping Centers: 10.6%
140,100		Acadia Realty Trust	2,052,465
97,600		Cedar Shopping Centers, Inc.	1,322,480
159,200		Developers Diversified Realty Corp.	6,003,432
95,400	L	Pan Pacific Retail Properties, Inc.	5,093,406
158,200		Regency Centers Corp.	7,277,200

			21,748,983

		Storage: 1.0%
154,800	@, L	Extra Space Storage, Inc.	2,136,240

			2,136,240

		Warehouse: 7.5%
189,279		Catellus Development Corp.	5,161,638
283,000	L	Prologis	10,230,450

			15,392,088

		Total Real Estate Investment Trusts
		(Cost $152,409,984)	192,454,639

COMMON STOCK: 5.0%
		Hotels and Motels: 5.0%
231,400		Starwood Hotels & Resorts Worldwide, Inc.	10,227,880

		Total Common Stock
		(Cost $8,357,248)	10,227,880

		Total Long-Term Investments
		(Cost $160,767,232)	202,682,519

PORTFOLIO OF INVESTMENTS
ING Real Estate Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 6.0%
		Securities Lending CollateralCC : 6.0%
$12,504,111		The Bank of New York Institutional Cash
		Reserves Fund		$12,504,111

		Total Short-Term Investments
		(Cost $12,504,111)		12,504,111

		Total Investments In Securities
		(Cost $173,271,343)*	104.4%	$215,186,630
		Other Assets and Liabilities—Net	(4.4)	(9,121,870)

		Net Assets	100.0%	$206,064,760

	@	Non-income producing security
	L	Loaned security, a portion or all of the security is on loan at August 31, 2004.
	cc	Securities purchased with cash collateral for securities loaned.
	*	Cost for federal income tax purposes is $172,539,840. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$42,657,159
		Gross Unrealized Depreciation		(10,369)

		Net Unrealized Appreciation		$42,646,790

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund	as of August 31, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 12.5%
		Advertising: 0.0%
1,550	@	Interpublic Group of Cos., Inc.	$16,353
650		Omnicom Group, Inc.	44,726

			61,079

		Aerospace/Defense: 0.3%
4,870		Boeing Co.	254,311
1,100		General Dynamics Corp.	107,404
630		Goodrich Corp.	20,009
1,550		Lockheed Martin Corp.	83,359
1,100		Northrop Grumman Corp.	56,815
1,500		Raytheon Co.	52,095
610		Rockwell Collins, Inc.	20,978
1,800		United Technologies Corp.	169,038

			764,009

		Agriculture: 0.2%
7,090		Altria Group, Inc.	347,055
870		Archer-Daniels-Midland Co.	13,894
900		Monsanto Co.	32,940
500		Reynolds American, Inc.	37,750
550		UST, Inc.	22,066

			453,705

		Apparel: 0.1%
700		Jones Apparel Group, Inc.	24,983
610		Liz Claiborne, Inc.	23,223
1,470		Nike, Inc.	110,706
260		Reebok Intl. Ltd.	8,832
650		VF Corp.	32,071

			199,815

		Auto Manufacturers: 0.1%
10,580		Ford Motor Co.	149,284
800		General Motors Corp.	33,048
900		PACCAR, Inc.	54,171

			236,503

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund	as of August 31, 2004 (Unaudited) (continued)

Shares		Value

	Auto Parts and Equipment: 0.0%
600	Dana Corp.	$11,322
630	Johnson Controls, Inc.	35,469

		46,791

	Banks: 0.9%
1,290	AmSouth Bancorp	33,605
13,788	Bank of America Corp.	620,183
1,900	BB&T Corp.	75,981
697	Charter One Financial, Inc.	30,996
800	Comerica, Inc.	48,120
750	Fifth Third Bancorp	37,358
430	First Horizon National Corp.	19,552
980	Huntington Bancshares, Inc.	24,177
1,580	KeyCorp	49,533
400	M & T Bank Corp.	37,992
750	Marshall & Ilsley Corp.	30,060
1,300	Mellon Financial Corp.	37,518
2,340	National City Corp.	88,429
500	North Fork Bancorporation, Inc.	20,970
750	Northern Trust Corp.	32,288
940	PNC Financial Services Group, Inc.	50,450
1,606	Regions Financial Corp.	51,858
1,280	SouthTrust Corp.	52,928
1,140	State Street Corp.	51,460
920	SunTrust Banks, Inc.	62,652
1,100	Synovus Financial Corp.	27,940
2,550	The Bank of New York Co., Inc.	75,990
6,580	US Bancorp	194,109
6,150	Wachovia Corp.	288,496
5,800	Wells Fargo & Co.	340,749
440	Zions Bancorporation	27,403

		2,410,797

	Beverages: 0.3%
150	Adolph Coors Co.	10,274
2,790	Anheuser-Busch Cos., Inc.	147,312
380	Brown-Forman Corp.	18,046
8,370	Coca-Cola Co.	374,223
1,600	Coca-Cola Enterprises, Inc.	33,040
1,070	Pepsi Bottling Group, Inc.	28,665
5,830	PepsiCo, Inc.	291,500

		903,060

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Biotechnology: 0.1%
4,362	@	Amgen, Inc.	$258,622
1,150	@	Biogen Idec, Inc.	68,230
800	@	Chiron Corp.	33,904
300	@	Genzyme Corp.	16,200
200	@	Millipore Corp.	10,060

			387,016

		Building Materials: 0.0%
1,020	@	American Standard Cos., Inc.	38,362
2,050		Masco Corp.	65,866
450		Vulcan Materials Co.	21,452

			125,680

		Chemicals: 0.2%
350		Air Products & Chemicals, Inc.	18,333
250		Ashland, Inc.	12,858
3,350		Dow Chemical Co.	143,413
3,450		E.I. du Pont de Nemours & Co.	145,796
300		Eastman Chemical Co.	13,959
850		Ecolab, Inc.	25,432
650		Engelhard Corp.	18,376
340		International Flavors & Fragrances, Inc.	13,100
1,080		PPG Industries, Inc.	64,552
1,320		Praxair, Inc.	53,566
690		Rohm & Haas Co.	27,966
650		Sherwin-Williams Co.	26,845
300		Sigma-Aldrich Corp.	17,187

			581,383

		Commercial Services: 0.1%
570	@	Apollo Group, Inc.	44,460
4,650		Cendant Corp.	100,579
150		Deluxe Corp.	6,408
410		Equifax, Inc.	10,004
1,030		H&R Block, Inc.	49,708
1,000		McKesson Corp.	30,950
500		Moody's Corp.	34,280
1,650		Paychex, Inc.	48,956
880		Robert Half Intl., Inc.	21,560
800		RR Donnelley & Sons Co.	24,584

			371,489

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Computers: 0.5%
1,800	@	Apple Computer, Inc.	$62,082
650	@	Computer Sciences Corp.	30,128
11,800	@	Dell, Inc.	411,111
8,150	@	EMC Corp.	87,776
1,200	@	Gateway, Inc.	5,268
10,267		Hewlett-Packard Co.	183,677
5,770		International Business Machines Corp.	488,660
420	@	Lexmark Intl., Inc.	37,149
550	@	NCR Corp.	24,294
1,200	@	Network Appliance, Inc.	24,084
11,050	@	Sun Microsystems, Inc.	42,432
1,030	@	Sungard Data Systems, Inc.	23,690
1,200	@	Unisys Corp.	12,048

			1,432,399

		Cosmetics/Personal Care: 0.5%
405		Alberto-Culver Co.	19,557
1,550		Avon Products, Inc.	68,479
1,750		Colgate-Palmolive Co.	94,500
4,600		Gillette Co.	195,500
2,320		Kimberly-Clark Corp.	154,744
14,830		Procter & Gamble Co.	830,036

			1,362,816

		Distribution/Wholesale: 0.0%
550		Genuine Parts Co.	20,851
550		WW Grainger, Inc.	29,375

			50,226

		Diversified Financial Services: 1.1%
4,180		American Express Co.	209,084
350		Bear Stearns Cos., Inc.	30,772
790		Capital One Financial Corp.	53,530
17,550		Citigroup, Inc.	817,478
3,200		Countrywide Financial Corp.	113,760
1,350	@	E*TRADE Financial Corp.	15,903
3,360		Fannie Mae	250,151
350		Federated Investors, Inc.	10,098
800		Franklin Resources, Inc.	42,616
2,280		Freddie Mac	153,034
1,650		Goldman Sachs Group, Inc.	147,923

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Diversified Financial Services: 1.1% (continued)
850		Janus Capital Group, Inc.	$11,679
12,045		JPMorgan Chase & Co.	476,740
950		Lehman Brothers Holdings, Inc.	70,196
4,205		MBNA Corp.	101,509
3,210		Merrill Lynch & Co., Inc.	163,935
3,740		Morgan Stanley	189,730
1,750	@	Providian Financial Corp.	25,270
1,410		SLM Corp.	55,018
400		T. Rowe Price Group, Inc.	19,812

			2,958,238

		Electric: 0.3%
3,400	@	AES Corp.	34,306
250		Ameren Corp.	11,698
1,530		American Electric Power Co., Inc.	50,077
1,580		CenterPoint Energy, Inc.	17,285
550		Cinergy Corp.	22,264
850		Consolidated Edison, Inc.	35,870
700		Constellation Energy Group, Inc.	28,770
600		DTE Energy Co.	24,792
3,100		Duke Energy Corp.	68,634
1,390		Edison Intl.	37,363
890		Entergy Corp.	53,667
2,340		Exelon Corp.	86,228
1,100		FirstEnergy Corp.	44,264
600		FPL Group, Inc.	41,520
350		NiSource, Inc.	7,280
1,480	@	PG&E Corp.	43,201
300		Pinnacle West Capital Corp.	12,663
580		PPL Corp.	27,741
830		Progress Energy, Inc.	36,429
340		Public Service Enterprise Group, Inc.	14,396
2,490		Southern Co.	75,572
1,800		TXU Corp.	74,934
1,850		Xcel Energy, Inc.	32,653

			881,607

		Electrical Components and Equipment: 0.0%
1,460		Emerson Electric Co.	90,885

			90,885

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Electronics: 0.1%
1,550	@	Agilent Technologies, Inc.	$31,775
730		Applera Corp. - Applied Biosystems Group	13,899
400	@	Fisher Scientific Intl.	22,788
580	@	Jabil Circuit, Inc.	11,965
750		Parker Hannifin Corp.	40,777
650		PerkinElmer, Inc.	11,362
2,950	@	Sanmina-SCI Corp.	20,414
2,650	@	Solectron Corp.	13,674
250		Tektronix, Inc.	7,143
800	@	Thermo Electron Corp.	21,016
450	@	Waters Corp.	19,490

			214,303

		Entertainment: 0.0%
1,030		International Game Technology	29,716

			29,716

		Environmental Control: 0.0%
530	@	Allied Waste Industries, Inc.	5,427
1,840		Waste Management, Inc.	51,134

			56,561

		Food: 0.2%
1,200		Albertson's, Inc.	29,496
1,750		ConAgra Foods, Inc.	45,850
1,250		General Mills, Inc.	59,062
900		Hershey Foods Corp.	43,452
1,170		HJ Heinz Co.	44,355
1,260		Kellogg Co.	52,895
1,000	@	Kroger Co.	16,530
500		McCormick & Co., Inc.	16,775
600	@	Safeway, Inc.	12,120
2,540		Sara Lee Corp.	56,210
530		Supervalu, Inc.	13,971
850		Sysco Corp.	27,319
700		WM Wrigley Jr. Co.	43,421

			461,456

		Forest Products and Paper: 0.1%
1,300		Georgia-Pacific Corp.	44,174
1,780		International Paper Co.	71,235
550		Louisiana-Pacific Corp.	13,585
700		MeadWestvaco Corp.	21,105
600		Plum Creek Timber Co., Inc.	19,824
200		Temple-Inland, Inc.	13,656
850		Weyerhaeuser Co.	53,134

			236,713

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Gas: 0.0%
660		KeySpan Corp.	$25,146
990		Sempra Energy	35,789

			60,935

		Hand/Machine Tools: 0.0%
410		Black & Decker Corp.	28,261
140		Snap-On, Inc.	4,448
410		Stanley Works	17,737

			50,446

		Healthcare-Products: 0.5%
200		Bausch & Lomb, Inc.	13,190
850		Baxter Intl., Inc.	25,959
1,430		Becton Dickinson & Co.	68,812
1,200		Biomet, Inc.	54,780
2,770	@	Boston Scientific Corp.	98,972
540		CR Bard, Inc.	30,294
420		Guidant Corp.	25,116
13,600		Johnson & Johnson	790,159
4,050		Medtronic, Inc.	201,488
610	@	St. Jude Medical, Inc.	41,023
1,280		Stryker Corp.	57,984
1,400	@	Zimmer Holdings, Inc.	99,820

			1,507,597

		Healthcare-Services: 0.2%
710		Aetna, Inc.	65,782
810	@	Anthem, Inc.	65,804
750	@	Humana, Inc.	14,250
350		Manor Care, Inc.	10,735
150		Quest Diagnostics	12,840
3,110		UnitedHealth Group, Inc.	205,664
930	@	WellPoint Health Networks	91,307

			466,382

		Home Builders: 0.0%
160		Centex Corp.	7,323

			7,323

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Home Furnishings: 0.0%
640		Leggett & Platt, Inc.	$17,210
370		Whirlpool Corp.	22,621

			39,831

		Household Products/Wares: 0.0%
350		Avery Dennison Corp.	21,753
670		Clorox Co.	35,403
630		Fortune Brands, Inc.	46,084

			103,240

		Insurance: 0.7%
1,540	@@	ACE Ltd.	59,367
1,770		Aflac, Inc.	70,977
4,000		Allstate Corp.	188,840
370		AMBAC Financial Group, Inc.	27,935
9,000		American Intl. Group, Inc.	641,161
1,000		AON Corp.	25,950
1,120		Chubb Corp.	76,171
820		Cigna Corp.	54,579
609		Cincinnati Financial Corp.	24,573
1,300		Hartford Financial Services Group, Inc.	79,508
510		Jefferson-Pilot Corp.	24,429
850		Lincoln National Corp.	38,505
1,000		Loews Corp.	56,800
720		Marsh & McLennan Cos., Inc.	32,177
520		MBIA, Inc.	29,780
3,500		Metlife, Inc.	130,375
300		MGIC Investment Corp.	20,481
1,070		Principal Financial Group	37,140
1,210		Progressive Corp.	97,163
1,820		Prudential Financial, Inc.	84,048
630		Safeco Corp.	30,347
2,200		St. Paul Travelers Cos., Inc.	76,318
480		Torchmark Corp.	24,710
1,100		UnumProvident Corp.	17,798
650	@@	XL Capital Ltd.	45,630

			1,994,762

		Internet: 0.1%
2,150	@	eBay, Inc.	186,061
1,750	@	Symantec Corp.	83,930
4,450	@	Yahoo!, Inc.	126,870

			396,861

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Iron/Steel: 0.0%
250		Nucor Corp.	$19,572
450		United States Steel Corp.	16,610

			36,182

		Leisure Time: 0.1%
340		Brunswick Corp.	13,365
2,100		Carnival Corp.	96,159
1,350		Harley-Davidson, Inc.	82,377
500		Sabre Holdings Corp. - Class A	11,500

			203,401

		Lodging: 0.0%
330		Harrah's Entertainment, Inc.	15,903
1,230		Hilton Hotels Corp.	21,956
800		Marriott Intl., Inc.	37,959
650		Starwood Hotels & Resorts Worldwide, Inc.	28,730

			104,548

		Machinery-Construction and Mining: 0.0%
1,150		Caterpillar, Inc.	83,605

			83,605

		Machinery-Diversified: 0.0%
830		Deere & Co.	52,514
790		Rockwell Automation, Inc.	30,810

			83,324

		Media: 0.3%
850		Clear Channel Communications, Inc.	28,484
3,050	@	Comcast Corp.	85,919
250		Dow Jones & Co., Inc.	10,263
910		Gannett Co., Inc.	77,077
260		Knight-Ridder, Inc.	16,752
1,110		McGraw-Hill Cos., Inc.	84,060
220		Meredith Corp.	11,018
500		New York Times Co.	20,310
15,100	@	Time Warner, Inc.	246,884
1,020		Tribune Co.	42,585
5,810		Viacom, Inc.	193,530
7,070		Walt Disney Co.	158,722

			975,604

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Mining: 0.0%
1,300		Alcoa, Inc.	$42,094
470		Phelps Dodge Corp.	38,333

			80,427

		Miscellaneous Manufacturing: 0.8%
3,600		3M Co.	296,496
260		Cooper Industries Ltd.	14,357
1,000		Danaher Corp.	51,420
750		Dover Corp.	28,298
960		Eastman Kodak Co.	28,397
480		Eaton Corp.	28,968
35,880		General Electric Co.	1,176,504
2,820		Honeywell Intl., Inc.	101,464
1,050		Illinois Tool Works, Inc.	95,855
570	@@	Ingersoll-Rand Co.	37,056
250		ITT Industries, Inc.	19,775
400		Pall Corp.	9,744
520		Textron, Inc.	33,015
11,800	@@	Tyco Intl. Ltd.	369,575

			2,290,924

		Office/Business Equipment: 0.0%
720		Pitney Bowes, Inc.	31,363
3,840	@	Xerox Corp.	51,571

			82,934

		Oil and Gas: 0.9%
280		Amerada Hess Corp.	22,540
800		Anadarko Petroleum Corp.	47,376
1,094		Apache Corp.	48,891
2,120		Burlington Resources, Inc.	76,808
5,900		ChevronTexaco Corp.	575,250
3,116		ConocoPhillips	231,924
1,320		Devon Energy Corp.	85,549
400		EOG Resources, Inc.	23,108
22,240		Exxon Mobil Corp.	1,025,263
500		Kerr-McGee Corp.	26,390
1,370		Marathon Oil Corp.	49,690
180	@, @@	Nabors Industries Ltd.	7,938
450	@	Noble Corp.	18,099
1,370		Occidental Petroleum Corp.	70,761
400		Sunoco, Inc.	24,600
440	@	Transocean, Inc.	13,508
1,000		Unocal Corp.	37,340
600		Valero Energy Corp.	39,618

			2,424,653

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Oil and Gas Services: 0.1%
450		Baker Hughes, Inc.	$17,699
500	@	BJ Services Co.	24,025
1,850		Schlumberger Ltd.	114,330

			156,054

		Packaging and Containers: 0.0%
540		Ball Corp.	20,164
340		Bemis Co.	8,986
880	@	Pactiv Corp.	20,812
250	@	Sealed Air Corp.	12,280

			62,242

		Pharmaceuticals: 0.8%
2,050		Abbott Laboratories	85,465
450		Allergan, Inc.	33,593
350		AmerisourceBergen Corp.	18,935
8,850		Bristol-Myers Squibb Co.	210,010
1,450		Cardinal Health, Inc.	65,540
1,550	@	Caremark Rx, Inc.	44,485
3,900		Eli Lilly & Co.	247,454
250	@	Express Scripts, Inc.	15,800
1,210	@	Forest Laboratories, Inc.	55,479
750	@	Gilead Sciences, Inc.	51,848
550	@	Hospira, Inc.	15,235
980	@	King Pharmaceuticals, Inc.	12,211
1,199	@	Medco Health Solutions, Inc.	37,445
7,600		Merck & Co., Inc.	341,771
26,334		Pfizer, Inc.	860,331
290	@	Watson Pharmaceuticals, Inc.	7,987
4,600		Wyeth	168,222

			2,271,811

		Pipelines: 0.0%
450		Kinder Morgan, Inc.	27,225
1,750		Williams Cos., Inc.	20,808

			48,033

		Real Estate Investment Trusts: 0.0%
600		Prologis	21,690
260		Simon Property Group, Inc.	14,547

			36,237

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Retail: 1.0%
1,000	@	Bed Bath & Beyond, Inc.	$37,420
1,100		Best Buy Co., Inc.	51,172
950		Circuit City Stores, Inc.	12,322
2,100	@	Costco Wholesale Corp.	86,457
1,310		CVS Corp.	52,400
600		Darden Restaurants, Inc.	12,606
1,610		Dollar General Corp.	31,717
770		Federated Department Stores	33,418
5,220		Gap, Inc.	97,823
7,350		Home Depot, Inc.	268,715
1,600		J.C. Penney Co., Inc. Holding Co.	61,312
450	@	Kohl's Corp.	22,266
2,130		Limited Brands	42,770
2,670		Lowe's Cos., Inc.	132,699
1,400		May Department Stores Co.	34,314
4,250		McDonald's Corp.	114,835
800		Nordstrom, Inc.	29,704
1,730	@	Office Depot, Inc.	27,697
890		RadioShack Corp.	23,977
2,670		Staples, Inc.	76,576
1,800	@	Starbucks Corp.	77,832
3,050		Target Corp.	135,969
1,630		TJX Cos., Inc.	34,491
950	@	Toys R US, Inc.	15,428
14,570		Wal-Mart Stores, Inc.	767,401
4,700		Walgreen Co.	171,314
510		Wendy's Intl., Inc.	17,529
970		Yum! Brands, Inc.	38,519

			2,508,683

		Savings and Loans: 0.1%
500		Golden West Financial Corp.	54,115
1,100		Sovereign Bancorp, Inc.	24,046
3,120		Washington Mutual, Inc.	121,150

			199,311

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Semiconductors: 0.3%
1,250	@	Advanced Micro Devices, Inc.	$14,288
1,800	@	Altera Corp.	34,056
1,290		Analog Devices, Inc.	44,789
5,740	@	Applied Materials, Inc.	91,209
400	@	Broadcom Corp.	10,856
21,850		Intel Corp.	465,186
250	@	KLA-Tencor Corp.	9,340
1,050		Linear Technology Corp.	37,559
1,690	@	LSI Logic Corp.	8,163
1,100		Maxim Integrated Products	47,773
1,300	@	National Semiconductor Corp.	17,329
510	@	Novellus Systems, Inc.	12,459
5,950		Texas Instruments, Inc.	116,262
480	@	Xilinx, Inc.	13,166

			922,435

		Software: 0.6%
810		Adobe Systems, Inc.	37,155
560		Autodesk, Inc.	24,870
1,920		Automatic Data Processing, Inc.	76,358
1,210	@	BMC Software, Inc.	18,114
850	@	Citrix Systems, Inc.	13,524
1,980		Computer Associates Intl., Inc.	47,956
1,900	@	Compuware Corp.	8,607
1,000	@	Electronic Arts, Inc.	49,780
2,824		First Data Corp.	119,313
760	@	Fiserv, Inc.	26,433
1,250		IMS Health, Inc.	29,163
650	@	Intuit, Inc.	27,489
100	@	Mercury Interactive Corp.	3,451
36,700		Microsoft Corp.	1,001,909
2,100	@	Novell, Inc.	12,390
30,630	@	Oracle Corp.	305,380
1,000	@	PeopleSoft, Inc.	17,400
2,650	@	Siebel Systems, Inc.	20,167
1,380	@	Veritas Software Corp.	23,074

			1,862,533

		Telecommunications: 0.7%
1,430		Alltel Corp.	78,150
2,638		AT&T Corp.	38,990
1,350	@	Avaya, Inc.	16,362
6,800		BellSouth Corp.	181,968
680		CenturyTel, Inc.	21,889
23,320	@	Cisco Systems, Inc.	437,482
800	@	Citizens Communications Co.	10,104

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Telecommunications: 0.7% (continued)
710	@	Comverse Technology, Inc.	$12,432
4,700	@	Corning, Inc.	47,564
10,750		Motorola, Inc.	173,613
3,700	@	Nextel Communications, Inc.	85,803
5,400		Qualcomm, Inc.	205,470
12,250		SBC Communications, Inc.	315,928
770		Scientific-Atlanta, Inc.	20,975
1,720	@	Tellabs, Inc.	15,600
10,290		Verizon Communications, Inc.	403,882

			2,066,212

		Textiles: 0.0%
550		Cintas Corp.	22,556

			22,556

		Toys/Games/Hobbies: 0.0%
920		Hasbro, Inc.	17,048
1,400		Mattel, Inc.	22,526

			39,574

		Transportation: 0.2%
1,210		Burlington Northern Santa Fe Corp.	43,318
1,350		FedEx Corp.	110,687
1,350		Norfolk Southern Corp.	38,340
270		Ryder System, Inc.	11,829
3,880		United Parcel Service, Inc.	283,433

			487,607

		Total Common Stock
		(Cost $29,106,568)	35,992,514

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 67.4%
		Federal National Mortgage Association: 67.4%
$5,000,000		2.770%, due 07/24/06		$4,747,520
100,000,000		2.870%, due 10/11/06		94,203,299
100,000,000		2.870%, due 10/11/06		94,203,300

		Total U.S. Government Agency Obligations
		(Cost $186,635,404)		193,154,119

U.S. TREASURY OBLIGATIONS: 19.9%
		U.S. Treasury STRIP: 19.9%
27,673,000		2.280%, due 05/15/06		26,627,901
32,604,000		2.640%, due 02/15/07		30,592,660

		Total U.S. Treasury Obligations
		(Cost $56,140,578)		57,220,561

		Total Long-Term Investments
		(Cost $271,882,550)		286,367,194

SHORT-TERM INVESTMENTS: 0.8%
		Repurchase Agreement: 0.8%
2,429,000		Goldman Sachs Repurchase Agreement dated 08/31/04, 1.570%, due 09/01/04, $2,429,106 to be received upon repurchase (Collateralized by $2,470,000 Federal Home Loan Bank, 6.000%,
		Market Value plus accrued interest $2,481,642, due 08/14/23)		2,429,000

		Total Short-Term Investments
		(Cost $2,429,000)		2,429,000

		Total Investments In Securities
		(Cost $274,311,550)*	100.6%	$288,796,194
		Other Assets and Liabilities—Net	(0.6)	(1,663,023)

		Net Assets	100.0%	$287,133,171

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $277,886,931. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$11,208,322
		Gross Unrealized Depreciation		(299,059)

		Net Unrealized Appreciation		$10,909,263

ING Principal Protection Fund II	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 7.9%
		Advertising: 0.0%
1,650	@	Interpublic Group of Cos., Inc.	$17,408
550		Omnicom Group, Inc.	37,845

			55,253

		Aerospace/Defense: 0.2%
4,370		Boeing Co.	228,201
1,000		General Dynamics Corp.	97,640
330		Goodrich Corp.	10,481
1,360		Lockheed Martin Corp.	73,141
1,100		Northrop Grumman Corp.	56,815
1,200		Raytheon Co.	41,676
540		Rockwell Collins, Inc.	18,571
1,590		United Technologies Corp.	149,317

			675,842

		Agriculture: 0.1%
6,120		Altria Group, Inc.	299,574
800		Archer-Daniels-Midland Co.	12,776
850		Monsanto Co.	31,110
450		Reynolds American, Inc.	33,975
500		UST, Inc.	20,060

			397,495

		Apparel: 0.0%
600		Jones Apparel Group, Inc.	21,414
530		Liz Claiborne, Inc.	20,177
1,330		Nike, Inc.	100,162
250		Reebok Intl. Ltd.	8,493
550		VF Corp.	27,137

			177,383

		Auto Manufacturers: 0.1%
9,490		Ford Motor Co.	133,904
700		General Motors Corp.	28,917
840		PACCAR, Inc.	50,560

			213,381

		Auto Parts and Equipment: 0.0%
550		Dana Corp.	10,379
570		Johnson Controls, Inc.	32,091

			42,470

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Banks: 0.6%
1,100		AmSouth Bancorp	$28,655
12,638		Bank of America Corp.	568,456
1,700		BB&T Corp.	67,983
621		Charter One Financial, Inc.	27,616
750		Comerica, Inc.	45,113
700		Fifth Third Bancorp	34,867
480		First Horizon National Corp.	21,826
870		Huntington Bancshares, Inc.	21,463
1,730		KeyCorp	54,236
350		M & T Bank Corp.	33,243
860		Marshall & Ilsley Corp.	34,469
1,200		Mellon Financial Corp.	34,632
2,100		National City Corp.	79,359
450		North Fork Bancorporation, Inc.	18,873
650		Northern Trust Corp.	27,983
820		PNC Financial Services Group, Inc.	44,009
1,314		Regions Financial Corp.	42,429
1,000		SouthTrust Corp.	41,350
1,040		State Street Corp.	46,946
850		SunTrust Banks, Inc.	57,885
1,000		Synovus Financial Corp.	25,400
2,300		The Bank of New York Co., Inc.	68,540
5,930		US Bancorp	174,935
5,530		Wachovia Corp.	259,412
5,200		Wells Fargo & Co.	305,499
370		Zions Bancorporation	23,044

			2,188,223

		Beverages: 0.2%
150		Adolph Coors Co.	10,274
2,500		Anheuser-Busch Cos., Inc.	132,000
340		Brown-Forman Corp.	16,147
7,490		Coca-Cola Co.	334,877
1,430		Coca-Cola Enterprises, Inc.	29,530
1,120		Pepsi Bottling Group, Inc.	30,005
5,240		PepsiCo, Inc.	261,999

			814,832

		Biotechnology: 0.1%
3,918	@	Amgen, Inc.	232,298
1,000	@	Biogen Idec, Inc.	59,330
750	@	Chiron Corp.	31,785
250	@	Genzyme Corp.	13,500
200	@	Millipore Corp.	10,060

			346,973

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Building Materials: 0.0%
920	@	American Standard Cos., Inc.	$34,601
1,850		Masco Corp.	59,441
400		Vulcan Materials Co.	19,068

			113,110

		Chemicals: 0.1%
300		Air Products & Chemicals, Inc.	15,714
250		Ashland, Inc.	12,858
3,000		Dow Chemical Co.	128,429
3,100		E.I. du Pont de Nemours & Co.	131,005
250		Eastman Chemical Co.	11,633
730		Ecolab, Inc.	21,842
550		Engelhard Corp.	15,549
430		International Flavors & Fragrances, Inc.	16,568
770		PPG Industries, Inc.	46,023
980		Praxair, Inc.	39,768
610		Rohm & Haas Co.	24,723
650		Sherwin-Williams Co.	26,845
250		Sigma-Aldrich Corp.	14,323

			505,280

		Commercial Services: 0.1%
500	@	Apollo Group, Inc.	39,000
4,150		Cendant Corp.	89,765
120		Deluxe Corp.	5,126
560		Equifax, Inc.	13,664
970		H&R Block, Inc.	46,812
900		McKesson Corp.	27,855
450		Moody's Corp.	30,852
1,700		Paychex, Inc.	50,439
790		Robert Half Intl., Inc.	19,355
400		RR Donnelley & Sons Co.	12,292

			335,160

		Computers: 0.3%
1,600	@	Apple Computer, Inc.	55,184
600	@	Computer Sciences Corp.	27,810
10,580	@	Dell, Inc.	368,606
7,300	@	EMC Corp.	78,621
1,050	@	Gateway, Inc.	4,610
9,302		Hewlett-Packard Co.	166,413
5,090		International Business Machines Corp.	431,071
370	@	Lexmark Intl., Inc.	32,727
450	@	NCR Corp.	19,877
1,050	@	Network Appliance, Inc.	21,074
9,950	@	Sun Microsystems, Inc.	38,208
940	@	Sungard Data Systems, Inc.	21,620
1,100	@	Unisys Corp.	11,044

			1,276,865

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Cosmetics/Personal Care: 0.3%
375		Alberto-Culver Co.	$18,109
1,400		Avon Products, Inc.	61,852
1,550		Colgate-Palmolive Co.	83,700
4,170		Gillette Co.	177,225
2,100		Kimberly-Clark Corp.	140,070
13,260		Procter & Gamble Co.	742,162

			1,223,118

		Distribution/Wholesale: 0.0%
500		Genuine Parts Co.	18,955
500		WW Grainger, Inc.	26,705

			45,660

		Diversified Financial Services: 0.7%
3,920		American Express Co.	196,078
330		Bear Stearns Cos., Inc.	29,014
690		Capital One Financial Corp.	46,754
15,750		Citigroup, Inc.	733,634
2,860		Countrywide Financial Corp.	101,673
1,200	@	E*TRADE Financial Corp.	14,136
2,980		Fannie Mae	221,860
300		Federated Investors, Inc.	8,655
700		Franklin Resources, Inc.	37,289
2,040		Freddie Mac	136,925
1,500		Goldman Sachs Group, Inc.	134,475
750		Janus Capital Group, Inc.	10,305
10,744		JPMorgan Chase & Co.	425,247
840		Lehman Brothers Holdings, Inc.	62,068
3,775		MBNA Corp.	91,129
2,860		Merrill Lynch & Co., Inc.	146,060
3,350		Morgan Stanley	169,946
900	@	Providian Financial Corp.	12,996
1,410		SLM Corp.	55,018
150		T. Rowe Price Group, Inc.	7,430

			2,640,692

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Electric: 0.2%
3,050	@	AES Corp.	$30,775
250		Ameren Corp.	11,698
1,400		American Electric Power Co., Inc.	45,822
960		CenterPoint Energy, Inc.	10,502
500		Cinergy Corp.	20,240
750		Consolidated Edison, Inc.	31,650
700		Constellation Energy Group, Inc.	28,770
550		DTE Energy Co.	22,726
2,800		Duke Energy Corp.	61,992
1,240		Edison Intl.	33,331
800		Entergy Corp.	48,240
2,000		Exelon Corp.	73,699
1,000		FirstEnergy Corp.	40,240
680		FPL Group, Inc.	47,056
730		NiSource, Inc.	15,184
1,300	@	PG&E Corp.	37,947
250		Pinnacle West Capital Corp.	10,553
510		PPL Corp.	24,393
760		Progress Energy, Inc.	33,356
290		Public Service Enterprise Group, Inc.	12,279
2,260		Southern Co.	68,591
1,600		TXU Corp.	66,608
1,650		Xcel Energy, Inc.	29,123

			804,775

		Electrical Components and Equipment: 0.0%
1,280		Emerson Electric Co.	79,680

			79,680

		Electronics: 0.0%
1,400	@	Agilent Technologies, Inc.	28,699
590		Applera Corp. - Applied Biosystems Group	11,234
350	@	Fisher Scientific Intl.	19,940
540	@	Jabil Circuit, Inc.	11,140
650		Parker Hannifin Corp.	35,340
550		PerkinElmer, Inc.	9,614
2,650	@	Sanmina-SCI Corp.	18,338
2,350	@	Solectron Corp.	12,126
350		Tektronix, Inc.	10,000
700	@	Thermo Electron Corp.	18,389
400	@	Waters Corp.	17,324

			192,144

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Entertainment: 0.0%
1,080		International Game Technology	$31,158

			31,158

		Environmental Control: 0.0%
850	@	Allied Waste Industries, Inc.	8,704
1,880		Waste Management, Inc.	52,245

			60,949

		Food: 0.1%
1,100		Albertson's, Inc.	27,038
1,550		ConAgra Foods, Inc.	40,610
1,150		General Mills, Inc.	54,337
800		Hershey Foods Corp.	38,624
1,050		HJ Heinz Co.	39,806
1,120		Kellogg Co.	47,017
900	@	Kroger Co.	14,877
450		McCormick & Co., Inc.	15,098
500	@	Safeway, Inc.	10,100
2,220		Sara Lee Corp.	49,128
510		Supervalu, Inc.	13,444
750		Sysco Corp.	24,105
600		WM Wrigley Jr. Co.	37,218

			411,402

		Forest Products and Paper: 0.1%
1,150		Georgia-Pacific Corp.	39,077
1,590		International Paper Co.	63,631
500		Louisiana-Pacific Corp.	12,350
600		MeadWestvaco Corp.	18,090
600		Plum Creek Timber Co., Inc.	19,824
250		Temple-Inland, Inc.	17,070
750		Weyerhaeuser Co.	46,883

			216,925

		Gas: 0.0%
570		KeySpan Corp.	21,717
860		Sempra Energy	31,089

			52,806

		Hand/Machine Tools: 0.0%
400		Black & Decker Corp.	27,572
120		Snap-On, Inc.	3,812
380		Stanley Works	16,439

			47,823

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Healthcare-Products: 0.3%
150		Bausch & Lomb, Inc.	$9,893
750		Baxter Intl., Inc.	22,905
1,310		Becton Dickinson & Co.	63,037
1,050		Biomet, Inc.	47,933
2,480	@	Boston Scientific Corp.	88,610
400		CR Bard, Inc.	22,440
390		Guidant Corp.	23,322
12,200		Johnson & Johnson	708,819
3,600		Medtronic, Inc.	179,100
510	@	St. Jude Medical, Inc.	34,298
1,100		Stryker Corp.	49,830
1,250	@	Zimmer Holdings, Inc.	89,125

			1,339,312

		Healthcare-Services: 0.1%
610		Aetna, Inc.	56,517
700	@	Anthem, Inc.	56,868
750	@	Humana, Inc.	14,250
300		Manor Care, Inc.	9,201
100		Quest Diagnostics	8,560
2,780		UnitedHealth Group, Inc.	183,841
760	@	WellPoint Health Networks	74,617

			403,854

		Home Builders: 0.0%
390		Centex Corp.	17,850
150		KB Home	10,316

			28,166

		Home Furnishings: 0.0%
650		Leggett & Platt, Inc.	17,479
300		Whirlpool Corp.	18,342

			35,821

		Household Products/Wares: 0.0%
300		Avery Dennison Corp.	18,645
620		Clorox Co.	32,761
510		Fortune Brands, Inc.	37,306

			88,712

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Insurance: 0.4%
1,370	@@	ACE Ltd.	$52,814
1,550		Aflac, Inc.	62,155
3,600		Allstate Corp.	169,955
300		AMBAC Financial Group, Inc.	22,650
8,050		American Intl. Group, Inc.	573,481
1,000		AON Corp.	25,950
1,010		Chubb Corp.	68,690
740		Cigna Corp.	49,254
525		Cincinnati Financial Corp.	21,184
1,150		Hartford Financial Services Group, Inc.	70,334
460		Jefferson-Pilot Corp.	22,034
750		Lincoln National Corp.	33,975
750		Loews Corp.	42,600
660		Marsh & McLennan Cos., Inc.	29,495
470		MBIA, Inc.	26,917
3,150		Metlife, Inc.	117,338
450		MGIC Investment Corp.	30,722
970		Principal Financial Group	33,669
1,090		Progressive Corp.	87,527
1,600		Prudential Financial, Inc.	73,888
580		Safeco Corp.	27,939
2,000		St. Paul Travelers Cos., Inc.	69,380
520		Torchmark Corp.	26,770
1,000		UnumProvident Corp.	16,180
550	@@	XL Capital Ltd.	38,610

			1,793,511

		Internet: 0.1%
1,900	@	eBay, Inc.	164,426
1,550	@	Symantec Corp.	74,338
3,950	@	Yahoo!, Inc.	112,615

			351,379

		Iron/Steel: 0.0%
250		Nucor Corp.	19,573
400		United States Steel Corp.	14,764

			34,337

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Leisure Time: 0.0%
360		Brunswick Corp.	$14,152
1,900		Carnival Corp.	87,000
1,180		Harley-Davidson, Inc.	72,004
450		Sabre Holdings Corp. - Class A	10,350

			183,506

		Lodging: 0.0%
520		Harrah's Entertainment, Inc.	25,059
1,100		Hilton Hotels Corp.	19,635
700		Marriott Intl., Inc.	33,215
600		Starwood Hotels & Resorts Worldwide, Inc.	26,520

			104,429

		Machinery-Construction and Mining: 0.0%
1,000		Caterpillar, Inc.	72,700

			72,700

		Machinery-Diversified: 0.0%
150		Cummins, Inc.	10,094
780		Deere & Co.	49,350
780		Rockwell Automation, Inc.	30,420

			89,864

		Media: 0.2%
750		Clear Channel Communications, Inc.	25,133
2,750	@	Comcast Corp.	77,468
250		Dow Jones & Co., Inc.	10,263
790		Gannett Co., Inc.	66,913
200		Knight-Ridder, Inc.	12,886
1,010		McGraw-Hill Cos., Inc.	76,487
190		Meredith Corp.	9,515
450		New York Times Co.	18,279
13,500	@	Time Warner, Inc.	220,724
890		Tribune Co.	37,158
5,250		Viacom, Inc.	174,877
6,180		Walt Disney Co.	138,741

			868,444

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Mining: 0.0%
1,200		Alcoa, Inc.	$38,856
440		Phelps Dodge Corp.	35,886

			74,742

		Miscellaneous Manufacturing: 0.6%
3,220		3M Co.	265,199
250		Cooper Industries Ltd.	13,805
900		Danaher Corp.	46,278
650		Dover Corp.	24,525
850		Eastman Kodak Co.	25,143
450		Eaton Corp.	27,158
32,520		General Electric Co.	1,066,330
2,580		Honeywell Intl., Inc.	92,828
880		Illinois Tool Works, Inc.	80,335
490	@@	Ingersoll-Rand Co.	31,855
230		ITT Industries, Inc.	18,193
350		Pall Corp.	8,526
530		Textron, Inc.	33,650
10,600	@@	Tyco Intl. Ltd.	331,992

			2,065,817

		Office/Business Equipment: 0.0%
980		Pitney Bowes, Inc.	42,688
2,820	@	Xerox Corp.	37,873

			80,561

		Oil and Gas: 0.6%
260		Amerada Hess Corp.	20,930
700		Anadarko Petroleum Corp.	41,454
980		Apache Corp.	43,796
1,930		Burlington Resources, Inc.	69,924
5,200		ChevronTexaco Corp.	507,000
2,826		ConocoPhillips	210,339
1,200		Devon Energy Corp.	77,772
350		EOG Resources, Inc.	20,220
19,980		Exxon Mobil Corp.	921,077
500		Kerr-McGee Corp.	26,390
1,390		Marathon Oil Corp.	50,415
140	@, @@	Nabors Industries Ltd.	6,174
450	@	Noble Corp.	18,099
1,220		Occidental Petroleum Corp.	63,013
350		Sunoco, Inc.	21,525
410	@	Transocean, Inc.	12,587
820		Unocal Corp.	30,619
650		Valero Energy Corp.	42,920

			2,184,254

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Oil and Gas Services: 0.0%
400		Baker Hughes, Inc.	$15,732
450	@	BJ Services Co.	21,623
1,650		Schlumberger Ltd.	101,970

			139,325

		Packaging and Containers: 0.0%
300		Ball Corp.	11,202
280		Bemis Co.	7,400
610	@	Pactiv Corp.	14,427
450	@	Sealed Air Corp.	22,104

			55,133

		Pharmaceuticals: 0.6%
1,850		Abbott Laboratories	77,127
400		Allergan, Inc.	29,860
300		AmerisourceBergen Corp.	16,230
7,950		Bristol-Myers Squibb Co.	188,654
1,250		Cardinal Health, Inc.	56,500
1,400	@	Caremark Rx, Inc.	40,180
3,450		Eli Lilly & Co.	218,903
250	@	Express Scripts, Inc.	15,800
1,080	@	Forest Laboratories, Inc.	49,518
650	@	Gilead Sciences, Inc.	44,935
500	@	Hospira, Inc.	13,850
890	@	King Pharmaceuticals, Inc.	11,089
1,062	@	Medco Health Solutions, Inc.	33,166
6,860		Merck & Co., Inc.	308,494
23,596		Pfizer, Inc.	770,880
350	@	Watson Pharmaceuticals, Inc.	9,639
3,950		Wyeth	144,452

			2,029,277

		Pipelines: 0.0%
400		Kinder Morgan, Inc.	24,200
1,600		Williams Cos., Inc.	19,024

			43,224

		Real Estate Investment Trusts: 0.0%
550		Prologis	19,883
240		Simon Property Group, Inc.	13,428

			33,311

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Retail: 0.6%
910	@	Bed Bath & Beyond, Inc.	$34,052
950		Best Buy Co., Inc.	44,194
850		Circuit City Stores, Inc.	11,025
1,900	@	Costco Wholesale Corp.	78,223
1,200		CVS Corp.	48,000
550		Darden Restaurants, Inc.	11,556
1,040		Dollar General Corp.	20,488
680		Federated Department Stores	29,512
4,720		Gap, Inc.	88,453
6,850		Home Depot, Inc.	250,435
1,450		J.C. Penney Co., Inc. Holding Co.	55,564
400	@	Kohl's Corp.	19,792
1,910		Limited Brands	38,353
2,430		Lowe's Cos., Inc.	120,771
1,250		May Department Stores Co.	30,638
3,800		McDonald's Corp.	102,676
700		Nordstrom, Inc.	25,991
1,450	@	Office Depot, Inc.	23,215
800		RadioShack Corp.	21,552
2,420		Staples, Inc.	69,406
1,610	@	Starbucks Corp.	69,616
2,750		Target Corp.	122,594
1,460		TJX Cos., Inc.	30,894
650	@	Toys R US, Inc.	10,556
13,050		Wal-Mart Stores, Inc.	687,343
4,250		Walgreen Co.	154,912
470		Wendy's Intl., Inc.	16,154
850		Yum! Brands, Inc.	33,754

			2,249,719

		Savings and Loans: 0.0%
460		Golden West Financial Corp.	49,786
1,000		Sovereign Bancorp, Inc.	21,860
2,770		Washington Mutual, Inc.	107,559

			179,205

		Semiconductors: 0.2%
1,100	@	Advanced Micro Devices, Inc.	12,573
1,630	@	Altera Corp.	30,840
1,180		Analog Devices, Inc.	40,970
5,120	@	Applied Materials, Inc.	81,357
350	@	Broadcom Corp.	9,499
19,810		Intel Corp.	421,754
250	@	KLA-Tencor Corp.	9,340
930		Linear Technology Corp.	33,266
1,240	@	LSI Logic Corp.	5,989
1,000		Maxim Integrated Products	43,430
1,200	@	National Semiconductor Corp.	15,996
180	@	Novellus Systems, Inc.	4,397
5,350		Texas Instruments, Inc.	104,539
450	@	Xilinx, Inc.	12,344

			826,294

ING Principal Protection Fund II	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Software: 0.4%
730		Adobe Systems, Inc.	$33,485
560		Autodesk, Inc.	24,870
1,890		Automatic Data Processing, Inc.	75,165
1,120	@	BMC Software, Inc.	16,766
670	@	Citrix Systems, Inc.	10,660
1,770		Computer Associates Intl., Inc.	42,869
1,700	@	Compuware Corp.	7,701
910	@	Electronic Arts, Inc.	45,300
2,609		First Data Corp.	110,230
600	@	Fiserv, Inc.	20,868
1,200		IMS Health, Inc.	27,996
560	@	Intuit, Inc.	23,682
90	@	Mercury Interactive Corp.	3,106
33,340		Microsoft Corp.	910,182
1,900	@	Novell, Inc.	11,210
27,450	@	Oracle Corp.	273,677
900	@	PeopleSoft, Inc.	15,660
2,340	@	Siebel Systems, Inc.	17,807
1,230	@	Veritas Software Corp.	20,566

			1,691,800

		Telecommunications: 0.5%
1,260		Alltel Corp.	68,859
2,342		AT&T Corp.	34,615
1,200	@	Avaya, Inc.	14,544
6,110		BellSouth Corp.	163,504
570		CenturyTel, Inc.	18,348
20,910	@	Cisco Systems, Inc.	392,271
950	@	Citizens Communications Co.	11,999
800	@	Comverse Technology, Inc.	14,008
3,400	@	Corning, Inc.	34,408
9,650		Motorola, Inc.	155,848
3,350	@	Nextel Communications, Inc.	77,687
4,800		Qualcomm, Inc.	182,640
11,030		SBC Communications, Inc.	284,464
620		Scientific-Atlanta, Inc.	16,889
1,590	@	Tellabs, Inc.	14,421
9,260		Verizon Communications, Inc.	363,454

			1,847,959

		Textiles: 0.0%
500		Cintas Corp.	20,505

			20,505

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of August 31, 2004 (Unaudited) (continued)

Shares		Value

	Toys/Games/Hobbies: 0.0%
800	Hasbro, Inc.	$14,824
1,300	Mattel, Inc.	20,917

		35,741

	Transportation: 0.1%
1,060	Burlington Northern Santa Fe Corp.	37,948
1,210	FedEx Corp.	99,208
1,250	Norfolk Southern Corp.	35,500
310	Ryder System, Inc.	13,581
3,480	United Parcel Service, Inc.	254,214

		440,451

	Total Common Stock
	(Cost $26,212,637)	32,340,752

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 73.2%
	Federal Home Loan Mortgage Corporation: 4.6%
$20,000,000	2.860%, due 01/26/07	$18,696,960

		18,696,960

	Federal National Mortgage Association: 67.7%
13,653,000	2.900%, due 01/15/07	12,757,336
285,000,000	3.010%, due 01/31/07	265,250,924

		278,008,260

	Other: 0.9%
4,000,000	Financing Corp. FICO STRIP, due 12/06/06	3,753,212

		3,753,212

	Total U.S. Government Agency Obligations
	(Cost $287,567,000)	300,458,432

U.S. TREASURY OBLIGATIONS: 17.5%
	U.S. Treasury STRIP: 17.5%
75,927,000	2.480%, due 11/15/06	71,925,343

	Total U.S. Treasury Obligations
	(Cost $71,242,284)	71,925,343

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount				Value

OTHER BONDS: 1.3%
		Sovereign: 1.3%
5,827,000		Israel Trust, 2.990%, due 11/15/06		$5,461,350

		Total Other Bonds
		(Cost $5,274,274)		5,461,350

		Total Long-Term Investments
		(Cost $390,296,195)		410,185,877

SHORT-TERM INVESTMENTS: 0.5%
		Repurchase Agreement: 0.5%
1,970,000		Goldman Sachs Repurchase Agreement dated 08/31/04, 1.570%, due 09/01/04, $1,970,086 to be received upon repurchase (Collateralized by $1,789,000 Federal National Mortgage Association, 6.250%, Market Value plus accrued interest $2,009,768, due 05/15/29)		1,970,000

		Total Short-Term Investments
		(Cost $1,970,000)		1,970,000

		Total Investments In Securities
		(Cost $392,266,195)*	100.4%	$412,155,877
		Other Assets and Liabilities—Net	(0.4)	(1,745,072)

		Net Assets	100.0%	$410,410,805

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $395,438,142. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$16,973,837
		Gross Unrealized Depreciation		(256,102)

		Net Unrealized Appreciation		$16,717,735

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III	as of August 31, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 10.7%		Advertising: 0.0%
1,450	@	Interpublic Group of Cos., Inc.	$15,298
700		Omnicom Group, Inc.	48,167

			63,465

		Aerospace/Defense: 0.2%
4,550		Boeing Co.	237,601
1,100		General Dynamics Corp.	107,404
450		Goodrich Corp.	14,292
1,450		Lockheed Martin Corp.	77,981
1,100		Northrop Grumman Corp.	56,815
1,600		Raytheon Co.	55,568
300		Rockwell Collins, Inc.	10,317
1,630		United Technologies Corp.	153,073

			713,051

		Agriculture: 0.1%
6,500		Altria Group, Inc.	318,175
1,050		Archer-Daniels-Midland Co.	16,769
900		Monsanto Co.	32,940
500		Reynolds American, Inc.	37,750
650		UST, Inc.	26,078

			431,712

		Apparel: 0.1%
620		Jones Apparel Group, Inc.	22,128
370		Liz Claiborne, Inc.	14,086
1,400		Nike, Inc.	105,433
250		Reebok Intl. Ltd.	8,493
550		VF Corp.	27,137

			177,277

		Auto Manufacturers: 0.1%
10,010		Ford Motor Co.	141,241
700		General Motors Corp.	28,917
910		PACCAR, Inc.	54,773

			224,931

		Auto Parts and Equipment: 0.0%
650		Dana Corp.	12,266
600		Johnson Controls, Inc.	33,780

			46,046

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Banks: 0.8%
1,250		AmSouth Bancorp	$32,563
12,796		Bank of America Corp.	575,563
1,800		BB&T Corp.	71,982
845		Charter One Financial, Inc.	37,577
700		Comerica, Inc.	42,105
700		Fifth Third Bancorp	34,867
450		First Horizon National Corp.	20,462
650		Huntington Bancshares, Inc.	16,036
1,800		KeyCorp	56,430
350		M & T Bank Corp.	33,243
750		Marshall & Ilsley Corp.	30,060
1,400		Mellon Financial Corp.	40,404
2,150		National City Corp.	81,249
250		North Fork Bancorporation, Inc.	10,485
700		Northern Trust Corp.	30,135
850		PNC Financial Services Group, Inc.	45,620
1,443		Regions Financial Corp.	46,594
1,050		SouthTrust Corp.	43,418
1,050		State Street Corp.	47,397
900		SunTrust Banks, Inc.	61,290
1,000		Synovus Financial Corp.	25,400
2,450		The Bank of New York Co., Inc.	73,010
5,950		US Bancorp	175,525
5,600		Wachovia Corp.	262,695
5,300		Wells Fargo & Co.	311,374
250		Zions Bancorporation	15,570

			2,221,054

		Beverages: 0.3%
2,550		Anheuser-Busch Cos., Inc.	134,640
400		Brown-Forman Corp.	18,996
7,650		Coca-Cola Co.	342,032
1,400		Coca-Cola Enterprises, Inc.	28,910
800		Pepsi Bottling Group, Inc.	21,432
5,400		PepsiCo, Inc.	270,000

			816,010

		Biotechnology: 0.1%
3,976	@	Amgen, Inc.	235,737
1,100	@	Biogen Idec, Inc.	65,263
600	@	Chiron Corp.	25,428
350	@	Genzyme Corp.	18,900
250	@	Millipore Corp.	12,575

			357,903

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Building Materials: 0.0%
900	@	American Standard Cos., Inc.	$33,849
1,950		Masco Corp.	62,654
500		Vulcan Materials Co.	23,835

			120,338

		Chemicals: 0.2%
400		Air Products & Chemicals, Inc.	20,952
150		Ashland, Inc.	7,715
3,000		Dow Chemical Co.	128,429
3,200		E.I. du Pont de Nemours & Co.	135,231
350		Eastman Chemical Co.	16,286
850		Ecolab, Inc.	25,432
640		Engelhard Corp.	18,093
300		International Flavors & Fragrances, Inc.	. 11,559
800		PPG Industries, Inc.	47,816
1,050		Praxair, Inc.	42,609
900		Rohm & Haas Co.	36,477
550		Sherwin-Williams Co.	22,715
250		Sigma-Aldrich Corp.	14,323

			527,637

		Commercial Services: 0.1%
550	@	Apollo Group, Inc.	42,900
4,400		Cendant Corp.	95,171
60		Deluxe Corp.	2,563
600		Equifax, Inc.	14,640
1,010		H&R Block, Inc.	48,742
950		McKesson Corp.	29,403
450		Moody's Corp.	30,852
1,550		Paychex, Inc.	45,989
650		Robert Half Intl., Inc.	15,925
650		RR Donnelley & Sons Co.	19,975

			346,160

		Computers: 0.4%
200	@	Affiliated Computer Services, Inc.	10,866
1,700	@	Apple Computer, Inc.	58,633
600	@	Computer Sciences Corp.	27,810
10,700	@	Dell, Inc.	372,788
7,600	@	EMC Corp.	81,852
1,300	@	Gateway, Inc.	5,707
9,600		Hewlett-Packard Co.	171,744
5,300		International Business Machines Corp.	448,857
480	@	Lexmark Intl., Inc.	42,456
300	@	NCR Corp.	13,251
1,150	@	Network Appliance, Inc.	23,081
10,300	@	Sun Microsystems, Inc.	39,552
1,200	@	Sungard Data Systems, Inc.	27,600
1,250	@	Unisys Corp.	12,550

			1,336,747

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Cosmetics/Personal Care: 0.4%
375		Alberto-Culver Co.	$18,109
1,450		Avon Products, Inc.	64,061
1,700		Colgate-Palmolive Co.	91,800
4,300		Gillette Co.	182,750
2,150		Kimberly-Clark Corp.	143,405
13,900		Procter & Gamble Co.	777,983

			1,278,108

		Distribution/Wholesale: 0.0%
650		Genuine Parts Co.	24,642
500		WW Grainger, Inc.	26,705

			51,347

		Diversified Financial Services: 1.0%
4,050		American Express Co.	202,580
400		Bear Stearns Cos., Inc.	35,168
730		Capital One Financial Corp.	49,465
16,250		Citigroup, Inc.	756,924
3,098		Countrywide Financial Corp.	110,134
1,150	@	E*TRADE Financial Corp.	13,547
3,060		Fannie Mae	227,816
150		Federated Investors, Inc.	4,328
750		Franklin Resources, Inc.	39,953
2,180		Freddie Mac	146,322
1,550		Goldman Sachs Group, Inc.	138,958
400		Janus Capital Group, Inc.	5,496
11,192		JPMorgan Chase & Co.	442,978
850		Lehman Brothers Holdings, Inc.	62,807
3,975		MBNA Corp.	95,957
3,000		Merrill Lynch & Co., Inc.	153,210
3,500		Morgan Stanley	177,555
1,350	@	Providian Financial Corp.	19,494
1,400		SLM Corp.	54,628
150		T. Rowe Price Group, Inc.	7,430

			2,744,750

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Electric: 0.3%
3,370	@	AES Corp.	$34,003
250		Ameren Corp.	11,698
1,300		American Electric Power Co., Inc.	42,549
1,400		CenterPoint Energy, Inc.	15,316
650		Cinergy Corp.	26,312
750		Consolidated Edison, Inc.	31,650
650		Constellation Energy Group, Inc.	26,715
550		DTE Energy Co.	22,726
2,800		Duke Energy Corp.	61,992
1,090		Edison Intl.	29,299
750		Entergy Corp.	45,225
2,050		Exelon Corp.	75,542
1,050		FirstEnergy Corp.	42,252
600		FPL Group, Inc.	41,520
300		NiSource, Inc.	6,240
1,320	@	PG&E Corp.	38,531
400		Pinnacle West Capital Corp.	16,884
550		PPL Corp.	26,307
750		Progress Energy, Inc.	32,918
300		Public Service Enterprise Group, Inc.	12,702
2,300		Southern Co.	69,804
1,600		TXU Corp.	66,608
1,250		Xcel Energy, Inc.	22,063

			798,856

		Electrical Components and Equipment: 0.0%
1,300		Emerson Electric Co.	80,925

			80,925

		Electronics: 0.1%
1,850	@	Agilent Technologies, Inc.	37,924
1,000		Applera Corp. - Applied Biosystems Group	19,040
500	@	Fisher Scientific Intl.	28,485
900	@	Jabil Circuit, Inc.	18,567
600		Parker Hannifin Corp.	32,622
700		PerkinElmer, Inc.	12,236
1,500	@	Sanmina-SCI Corp.	10,380
2,950	@	Solectron Corp.	15,222
450		Tektronix, Inc.	12,857
500	@	Thermo Electron Corp.	13,135
550	@	Waters Corp.	23,821

			224,289

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Entertainment: 0.0%
1,100		International Game Technology	$31,735

			31,735

		Environmental Control: 0.0%
700	@	Allied Waste Industries, Inc.	7,168
1,800		Waste Management, Inc.	50,022

			57,190

		Food: 0.1%
1,150		Albertson's, Inc.	28,267
1,700		ConAgra Foods, Inc.	44,540
1,150		General Mills, Inc.	54,338
800		Hershey Foods Corp.	38,624
1,100		HJ Heinz Co.	41,701
1,300		Kellogg Co.	54,574
1,150	@	Kroger Co.	19,010
500		McCormick & Co., Inc.	16,775
700	@	Safeway, Inc.	14,140
2,550		Sara Lee Corp.	56,431
450		Supervalu, Inc.	11,862
1,000		Sysco Corp.	32,140
700		WM Wrigley Jr. Co.	43,421

			455,823

		Forest Products and Paper: 0.1%
1,490		Georgia-Pacific Corp.	50,630
1,700		International Paper Co.	68,034
520		Louisiana-Pacific Corp.	12,844
800		MeadWestvaco Corp.	24,120
600		Plum Creek Timber Co., Inc.	19,824
300		Temple-Inland, Inc.	20,484
800		Weyerhaeuser Co.	50,008

			245,944

		Gas: 0.0%
500		KeySpan Corp.	19,050
950		Sempra Energy	34,343

			53,393

		PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III		as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Hand/Machine Tools: 0.0%
420		Black & Decker Corp.	$28,950
250		Snap-On, Inc.	7,943
350		Stanley Works	15,141

			52,034

		Healthcare-Products: 0.4%
250		Bausch & Lomb, Inc.	16,488
750		Baxter Intl., Inc.	22,905
1,330		Becton Dickinson & Co.	64,000
1,100		Biomet, Inc.	50,215
2,650	@	Boston Scientific Corp.	94,685
400		CR Bard, Inc.	22,440
380		Guidant Corp.	22,724
11,750		Johnson & Johnson	682,674
3,800		Medtronic, Inc.	189,050
600	@	St. Jude Medical, Inc.	40,350
1,250		Stryker Corp.	56,625
1,350	@	Zimmer Holdings, Inc.	96,255

			1,358,411

		Healthcare-Services: 0.1%
680		Aetna, Inc.	63,002
730	@	Anthem, Inc.	59,305
900	@	Humana, Inc.	17,100
400		Manor Care, Inc.	12,268
150		Quest Diagnostics	12,840
2,850		UnitedHealth Group, Inc.	188,470
820	@	WellPoint Health Networks	80,508

			433,493

		Home Builders: 0.0%
490		Centex Corp.	22,427
50		KB Home	3,439

			25,866

		Home Furnishings: 0.0%
550		Leggett & Platt, Inc.	14,790
300		Whirlpool Corp.	18,342

			33,132

		PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III		as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Household Products/Wares: 0.0%
400		Avery Dennison Corp.	$24,860
660		Clorox Co.	34,874
550		Fortune Brands, Inc.	40,233

			99,967

		Insurance: 0.6%
1,550	@@	ACE Ltd.	59,753
1,650		Aflac, Inc.	66,165
3,750		Allstate Corp.	177,037
400		AMBAC Financial Group, Inc.	30,200
8,250		American Intl. Group, Inc.	587,729
1,000		AON Corp.	25,950
1,050		Chubb Corp.	71,411
770		Cigna Corp.	51,251
577		Cincinnati Financial Corp.	23,282
1,200		Hartford Financial Services Group, Inc.	73,392
450		Jefferson-Pilot Corp.	21,555
950		Lincoln National Corp.	43,035
800		Loews Corp.	45,440
650		Marsh & McLennan Cos., Inc.	29,049
450		MBIA, Inc.	25,772
3,200		Metlife, Inc.	119,199
400		MGIC Investment Corp.	27,308
1,050		Principal Financial Group	36,446
900		Progressive Corp.	72,270
1,700		Prudential Financial, Inc.	78,505
700		Safeco Corp.	33,719
2,050		St. Paul Travelers Cos., Inc.	71,115
350		Torchmark Corp.	18,018
1,050		UnumProvident Corp.	16,989
600	@@	XL Capital Ltd.	42,120

			1,846,710

		Internet: 0.1%
2,050	@	eBay, Inc.	177,407
1,650	@	Symantec Corp.	79,134
4,200	@	Yahoo!, Inc.	119,742

			376,283

		Iron/Steel: 0.0%
300		Nucor Corp.	23,487
500		United States Steel Corp.	18,455

			41,942

		PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III		as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Leisure Time: 0.1%
330		Brunswick Corp.	$12,972
1,950		Carnival Corp.	89,291
1,250		Harley-Davidson, Inc.	76,275
550		Sabre Holdings Corp. - Class A	12,650

			191,188

		Lodging: 0.0%
450		Harrah's Entertainment, Inc.	21,686
1,400		Hilton Hotels Corp.	24,990
700		Marriott Intl., Inc.	33,215
600		Starwood Hotels & Resorts Worldwide, Inc.	26,520

			106,411

		Machinery-Construction and Mining: 0.0%
1,100		Caterpillar, Inc.	79,970

			79,970

		Machinery-Diversified: 0.0%
200		Cummins, Inc.	13,458
800		Deere & Co.	50,616
600		Rockwell Automation, Inc.	23,400

			87,474

		Media: 0.3%
800		Clear Channel Communications, Inc.	26,808
2,850	@	Comcast Corp.	80,285
250		Dow Jones & Co., Inc.	10,263
850		Gannett Co., Inc.	71,995
100		Knight-Ridder, Inc.	6,443
1,000		McGraw-Hill Cos., Inc.	75,730
230		Meredith Corp.	11,518
450		New York Times Co.	18,279
14,450	@	Time Warner, Inc.	236,257
1,050		Tribune Co.	43,838
5,450		Viacom, Inc.	181,539
6,500		Walt Disney Co.	145,925

			908,880

		Mining: 0.0%
1,200		Alcoa, Inc.	38,856
500		Phelps Dodge Corp.	40,780

			79,636

		PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III		as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Miscellaneous Manufacturing: 0.7%
3,350		3M Co.	$275,905
300		Cooper Industries Ltd.	16,566
1,000		Danaher Corp.	51,420
800		Dover Corp.	30,184
1,110		Eastman Kodak Co.	32,834
550		Eaton Corp.	33,193
33,550		General Electric Co.	1,100,104
2,700		Honeywell Intl., Inc.	97,146
1,000		Illinois Tool Works, Inc.	91,290
550	@@	Ingersoll-Rand Co.	35,756
330		ITT Industries, Inc.	26,103
400		Pall Corp.	9,744
530		Textron, Inc.	33,650
10,800	@@	Tyco Intl. Ltd.	338,255

			2,172,150

		Office/Business Equipment: 0.0%
850		Pitney Bowes, Inc.	37,026
3,600	@	Xerox Corp.	48,348

			85,374

		Oil and Gas: 0.8%
320		Amerada Hess Corp.	25,760
700		Anadarko Petroleum Corp.	41,454
918		Apache Corp.	41,025
1,850		Burlington Resources, Inc.	67,026
5,150		ChevronTexaco Corp.	502,125
2,918		ConocoPhillips	217,187
1,300		Devon Energy Corp.	84,253
400		EOG Resources, Inc.	23,108
20,750		Exxon Mobil Corp.	956,574
450		Kerr-McGee Corp.	23,751
1,300		Marathon Oil Corp.	47,151
150	@, @@	Nabors Industries Ltd.	6,615
400	@	Noble Corp.	16,088
1,280		Occidental Petroleum Corp.	66,112
200		Sunoco, Inc.	12,300
490	@	Transocean, Inc.	15,043
700		Unocal Corp.	26,138
600		Valero Energy Corp.	39,618

			2,211,328

		PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III		as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Oil and Gas Services: 0.0%
500		Baker Hughes, Inc.	$19,665
550	@	BJ Services Co.	26,428
1,700		Schlumberger Ltd.	105,060

			151,153

		Packaging and Containers: 0.0%
340		Ball Corp.	12,696
500		Bemis Co.	13,215
800	@	Pactiv Corp.	18,920
300	@	Sealed Air Corp.	14,736

			59,567

		Pharmaceuticals: 0.7%
1,950		Abbott Laboratories	81,296
400		Allergan, Inc.	29,860
400		AmerisourceBergen Corp.	21,640
8,300		Bristol-Myers Squibb Co.	196,959
1,350		Cardinal Health, Inc.	61,020
1,450	@	Caremark Rx, Inc.	41,615
3,600		Eli Lilly & Co.	228,419
300	@	Express Scripts, Inc.	18,960
1,150	@	Forest Laboratories, Inc.	52,728
700	@	Gilead Sciences, Inc.	48,391
650	@	Hospira, Inc.	18,005
1,300	@	King Pharmaceuticals, Inc.	16,198
832	@	Medco Health Solutions, Inc.	25,983
7,000		Merck & Co., Inc.	314,789
23,980		Pfizer, Inc.	783,426
150	@	Watson Pharmaceuticals, Inc.	4,131
4,150		Wyeth	151,766

			2,095,186

		Pipelines: 0.0%
350		Kinder Morgan, Inc.	21,175
1,800		Williams Cos., Inc.	21,402

			42,577

		Real Estate Investment Trusts: 0.0%
550		Prologis	19,883
300		Simon Property Group, Inc.	16,785

			36,668

ING Principal Protection Fund III		PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Retail: 0.8%
900	@	Bed Bath & Beyond, Inc.	$33,678
1,000		Best Buy Co., Inc.	46,520
850		Circuit City Stores, Inc.	11,025
2,000	@	Costco Wholesale Corp.	82,340
1,300		CVS Corp.	52,000
850		Darden Restaurants, Inc.	17,859
1,050		Dollar General Corp.	20,685
700		Federated Department Stores	30,380
4,900		Gap, Inc.	91,826
7,040		Home Depot, Inc.	257,381
1,550		J.C. Penney Co., Inc. Holding Co.	59,396
550	@	Kohl's Corp.	27,214
1,990		Limited Brands	39,959
2,430		Lowe's Cos., Inc.	120,771
1,000		May Department Stores Co.	24,510
4,000		McDonald's Corp.	108,080
700		Nordstrom, Inc.	25,991
1,510	@	Office Depot, Inc.	24,175
790		RadioShack Corp.	21,283
2,550		Staples, Inc.	73,134
1,650	@	Starbucks Corp.	71,346
2,900		Target Corp.	129,282
1,600		TJX Cos., Inc.	33,856
750	@	Toys R US, Inc.	12,180
13,500		Wal-Mart Stores, Inc.	711,044
4,350		Walgreen Co.	158,557
650		Wendy's Intl., Inc.	22,341
1,100		Yum! Brands, Inc.	43,681

			2,350,494

		Savings and Loans: 0.1%
520		Golden West Financial Corp.	56,280
1,300		Sovereign Bancorp, Inc.	28,418
2,750		Washington Mutual, Inc.	106,782

			191,480

		Semiconductors: 0.3%
1,450	@	Advanced Micro Devices, Inc.	16,574
1,500	@	Altera Corp.	28,380
1,200		Analog Devices, Inc.	41,664
5,200	@	Applied Materials, Inc.	82,628
500	@	Broadcom Corp.	13,570
20,350		Intel Corp.	433,251
600	@	KLA-Tencor Corp.	22,416
950		Linear Technology Corp.	33,982
1,700	@	LSI Logic Corp.	8,211
1,000		Maxim Integrated Products	43,430
1,500	@	National Semiconductor Corp.	19,995
200	@	Novellus Systems, Inc.	4,886
5,450		Texas Instruments, Inc.	106,492
550	@	Xilinx, Inc.	15,087

			870,566

ING Principal Protection Fund III		PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Software: 0.6%
900		Adobe Systems, Inc.	$41,283
600		Autodesk, Inc.	26,646
1,850		Automatic Data Processing, Inc.	73,574
1,180	@	BMC Software, Inc.	17,665
950	@	Citrix Systems, Inc.	15,115
1,800		Computer Associates Intl., Inc.	43,596
2,450	@	Compuware Corp.	11,099
970	@	Electronic Arts, Inc.	48,287
2,807		First Data Corp.	118,595
750	@	Fiserv, Inc.	26,085
1,150		IMS Health, Inc.	26,830
750	@	Intuit, Inc.	31,718
100	@	Mercury Interactive Corp.	3,451
34,000		Microsoft Corp.	928,199
1,000	@	Novell, Inc.	5,900
27,950	@	Oracle Corp.	278,661
1,300	@	PeopleSoft, Inc.	22,620
1,800	@	Siebel Systems, Inc.	13,698
1,650	@	Veritas Software Corp.	27,588

			1,760,610

		Telecommunications: 0.6%
1,300		Alltel Corp.	71,045
2,540		AT&T Corp.	37,541
1,450	@	Avaya, Inc.	17,574
6,350		BellSouth Corp.	169,926
400		CenturyTel, Inc.	12,876
21,300	@	Cisco Systems, Inc.	399,587
1,300	@	Citizens Communications Co.	16,419
600	@	Comverse Technology, Inc.	10,506
4,150	@	Corning, Inc.	41,998
10,050		Motorola, Inc.	162,308
3,550	@	Nextel Communications, Inc.	82,325
5,100		Qualcomm, Inc.	194,055
11,450		SBC Communications, Inc.	295,295
850		Scientific-Atlanta, Inc.	23,154
1,450	@	Tellabs, Inc.	13,152
9,600		Verizon Communications, Inc.	376,799

			1,924,560

		Textiles: 0.0%
550		Cintas Corp.	22,556

			22,556

ING Principal Protection Fund III	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares		Value

	Toys/Games/Hobbies: 0.0%
1,050	Hasbro, Inc.	$19,457
1,700	Mattel, Inc.	27,353

		46,810

	Transportation: 0.1%
1,150	Burlington Northern Santa Fe Corp.	41,170
1,250	FedEx Corp.	102,488
1,200	Norfolk Southern Corp.	34,080
350	Ryder System, Inc.	15,334
3,550	United Parcel Service, Inc.	259,327

		452,399

	Total Common Stock
	(Cost $26,551,517)	33,599,566

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 51.8%
	Federal National Mortgage Association: 51.8%
$177,000,000	3.180%, due 06/05/07	$162,328,293

	Total U.S. Government Agency Obligations
	(Cost $155,413,063)	162,328,293

U.S. TREASURY OBLIGATIONS: 37.5%
	U.S. Treasury STRIP: 37.5%
26,000,000	2.700%, due 05/15/07	24,180,234
100,591,000	2.700%, due 05/15/07	93,600,428

	Total U.S. Treasury Obligations
	(Cost $113,865,522)	117,780,662

	Total Long-Term Investments
	(Cost $295,830,102)	313,708,521

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 0.4%
		Repurchase Agreement: 0.4%
1,390,000		Morgan Stanley Repurchase Agreement dated 08/31/04, 1.570%, due 09/01/04, $1,390,061 to be received upon repurchase (Collateralized by $1,420,000 Federal Home Loan Mortgage Corporation, 0.000%, Market Value plus accrued interest $1,420,000, due 09/01/04)		$1,390,000

		Total Short-Term Investments
		(Cost $1,390,000)		1,390,000

		Total Investments In Securities
		(Cost $297,220,102)*	100.4%	$315,098,521
		Other Assets and Liabilities—Net	(0.4)	(1,297,160)

		Net Assets	100.0%	$313,801,361

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $300,399,389. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$15,114,572
		Gross Unrealized Depreciation		(415,440)

		Net Unrealized Appreciation		$14,699,132

ING Principal Protection Fund IV		PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 30.7%		Advertising: 0.0%
6,750	@	Interpublic Group of Cos., Inc.	$71,213
2,900		Omnicom Group, Inc.	199,549

			270,762

		Aerospace/Defense: 0.7%
25,350		Boeing Co.	1,323,776
6,100		General Dynamics Corp.	595,604
2,900		Goodrich Corp.	92,104
8,100		Lockheed Martin Corp.	435,618
5,950		Northrop Grumman Corp.	307,318
6,650		Raytheon Co.	230,955
2,800		Rockwell Collins, Inc.	96,292
9,160		United Technologies Corp.	860,216

			3,941,883

		Agriculture: 0.4%
36,650		Altria Group, Inc.	1,794,017
4,550		Archer-Daniels-Midland Co.	72,664
4,250		Monsanto Co.	155,550
2,750		Reynolds American, Inc.	207,625
3,300		UST, Inc.	132,396

			2,362,252

		Apparel: 0.2%
3,170		Jones Apparel Group, Inc.	113,137
2,780		Liz Claiborne, Inc.	105,835
8,000		Nike, Inc.	602,480
700		Reebok Intl. Ltd.	23,779
3,100		VF Corp.	152,954

			998,185

		Auto Manufacturers: 0.2%
55,320		Ford Motor Co.	780,565
4,100		General Motors Corp.	169,371
4,395		PACCAR, Inc.	264,535

			1,214,471

		Auto Parts and Equipment: 0.0%
3,650		Dana Corp.	68,876
2,800		Johnson Controls, Inc.	157,640

			226,516

ING Principal Protection Fund IV		PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Banks: 2.0%
5,650		AmSouth Bancorp	$147,183
73,044		Bank of America Corp.	3,285,518
10,250		BB&T Corp.	409,898
3,400		Charter One Financial, Inc.	151,198
4,300		Comerica, Inc.	258,645
3,400		Fifth Third Bancorp	169,354
2,250		First Horizon National Corp.	102,308
4,300		Huntington Bancshares, Inc.	106,081
9,200		KeyCorp	288,420
1,800		M & T Bank Corp.	170,964
3,150		Marshall & Ilsley Corp.	126,252
7,300		Mellon Financial Corp.	210,678
12,300		National City Corp.	464,817
1,150		North Fork Bancorporation, Inc.	48,231
4,000		Northern Trust Corp.	172,200
4,250		PNC Financial Services Group, Inc.	228,098
6,997		Regions Financial Corp.	225,933
5,550		SouthTrust Corp.	229,493
5,500		State Street Corp.	248,270
4,350		SunTrust Banks, Inc.	296,235
5,750		Synovus Financial Corp.	146,050
11,750		The Bank of New York Co., Inc.	350,150
33,750		US Bancorp	995,624
31,850		Wachovia Corp.	1,494,083
30,050		Wells Fargo & Co.	1,765,437
1,500		Zions Bancorporation	93,420

			12,184,540

		Beverages: 0.8%
14,300		Anheuser-Busch Cos., Inc.	755,040
1,800		Brown-Forman Corp.	85,482
43,650		Coca-Cola Co.	1,951,591
7,950		Coca-Cola Enterprises, Inc.	164,168
4,650		Pepsi Bottling Group, Inc.	124,574
30,500		PepsiCo, Inc.	1,525,000

			4,605,855

		Biotechnology: 0.3%
22,700	@	Amgen, Inc.	1,345,883
5,700	@	Biogen Idec, Inc.	338,181
3,500	@	Chiron Corp.	148,330
1,750	@	Genzyme Corp.	94,500
50	@	Millipore Corp.	2,515

			1,929,409

ING Principal Protection Fund IV		PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Building Materials: 0.1%
5,100	@	American Standard Cos., Inc.	$191,811
10,750		Masco Corp.	345,398
1,800		Vulcan Materials Co.	85,806

			623,015

		Chemicals: 0.5%
1,700		Air Products & Chemicals, Inc.	89,046
1,600		Ashland, Inc.	82,288
15,500		Dow Chemical Co.	663,555
18,050		E.I. du Pont de Nemours & Co.	762,793
1,800		Eastman Chemical Co.	83,754
4,500		Ecolab, Inc.	134,640
2,950		Engelhard Corp.	83,397
1,200		International Flavors & Fragrances, Inc.	46,236
4,600		PPG Industries, Inc.	274,942
5,300		Praxair, Inc.	215,074
4,100		Rohm & Haas Co.	166,173
2,350		Sherwin-Williams Co.	97,055
1,200		Sigma-Aldrich Corp.	68,748

			2,767,701

		Commercial Services: 0.3%
3,250	@	Apollo Group, Inc.	253,500
25,100		Cendant Corp.	542,913
820		Deluxe Corp.	35,030
2,300		Equifax, Inc.	56,120
4,830		H&R Block, Inc.	233,096
5,850		McKesson Corp.	181,058
2,200		Moody’s Corp.	150,832
7,600		Paychex, Inc.	225,492
4,650		Robert Half Intl., Inc.	113,925
3,000		RR Donnelley & Sons Co.	92,190

			1,884,156

		Computers: 1.2%
8,200	@	Apple Computer, Inc.	282,818
2,750	@	Computer Sciences Corp.	127,463
61,150	@	Dell, Inc.	2,130,465
40,600	@	EMC Corp.	437,262
7,100	@	Gateway, Inc.	31,169
54,750		Hewlett-Packard Co.	979,477
30,150		International Business Machines Corp.	2,553,403
2,450	@	Lexmark Intl., Inc.	216,703
1,750	@	NCR Corp.	77,298
5,750	@	Network Appliance, Inc.	115,403
50,250	@	Sun Microsystems, Inc.	192,960
4,800	@	Sungard Data Systems, Inc.	110,400
5,300	@	Unisys Corp.	53,212

			7,308,033

ING Principal Protection Fund IV		PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Cosmetics/Personal Care: 1.2%
1,575		Alberto-Culver Co.	$76,057
7,150		Avon Products, Inc.	315,887
9,400		Colgate-Palmolive Co.	507,600
24,150		Gillette Co.	1,026,375
12,150		Kimberly-Clark Corp.	810,405
78,000		Procter & Gamble Co.	4,365,660

			7,101,984

		Distribution/Wholesale: 0.0%
2,500		Genuine Parts Co.	94,775
2,500		WW Grainger, Inc.	133,525

			228,300

		Diversified Financial Services: 2.5%
22,800		American Express Co.	1,140,456
2,050		Bear Stearns Cos., Inc.	180,236
3,630		Capital One Financial Corp.	245,969
92,750		Citigroup, Inc.	4,320,294
17,248		Countrywide Financial Corp.	613,166
9,400	@	E*TRADE Financial Corp.	110,732
17,300		Fannie Mae	1,287,985
1,850		Federated Investors, Inc.	53,373
4,200		Franklin Resources, Inc.	223,734
12,400		Freddie Mac	832,288
8,600		Goldman Sachs Group, Inc.	770,990
6,100		Janus Capital Group, Inc.	83,814
63,650		JPMorgan Chase & Co.	2,519,266
4,200		Lehman Brothers Holdings, Inc.	310,338
22,800		MBNA Corp.	550,392
17,350		Merrill Lynch & Co., Inc.	886,065
19,700		Morgan Stanley	999,381
6,590	@	Providian Financial Corp.	95,160
6,750		SLM Corp.	263,385
800		T. Rowe Price Group, Inc.	39,624

			15,526,648

ING Principal Protection Fund IV		PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Electric: 0.7%
16,200	@	AES Corp.	$163,458
1,250		Ameren Corp.	58,488
6,550		American Electric Power Co., Inc.	214,382
7,500		CenterPoint Energy, Inc.	82,050
3,300		Cinergy Corp.	133,584
4,450		Consolidated Edison, Inc.	187,790
3,250		Constellation Energy Group, Inc.	133,575
3,200		DTE Energy Co.	132,224
16,800		Duke Energy Corp.	371,951
7,010		Edison Intl.	188,429
3,550		Entergy Corp.	214,065
10,000		Exelon Corp.	368,499
5,250		FirstEnergy Corp.	211,260
3,250		FPL Group, Inc.	224,900
1,500		NiSource, Inc.	31,200
7,070	@	PG&E Corp.	206,373
1,950		Pinnacle West Capital Corp.	82,310
2,950		PPL Corp.	141,099
3,550		Progress Energy, Inc.	155,810
1,550		Public Service Enterprise Group, Inc.	65,627
11,050		Southern Co.	335,367
8,650		TXU Corp.	360,099
6,050		Xcel Energy, Inc.	106,783

			4,169,323

		Electrical Components and Equipment: 0.1%
6,450		Emerson Electric Co.	401,513

			401,513

		Electronics: 0.2%
7,800	@	Agilent Technologies, Inc.	159,899
4,400		Applera Corp. - Applied Biosystems Group	83,776
2,200	@	Fisher Scientific Intl.	125,334
5,030	@	Jabil Circuit, Inc.	103,769
2,850		Parker Hannifin Corp.	154,954
3,500		PerkinElmer, Inc.	61,180
7,200	@	Sanmina-SCI Corp.	49,824
14,400	@	Solectron Corp.	74,304
1,050		Tektronix, Inc.	29,999
2,950	@	Thermo Electron Corp.	77,497
3,050	@	Waters Corp.	132,096

			1,052,632

ING Principal Protection Fund IV		PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Entertainment: 0.0%
5,550		International Game Technology	$160,118

			160,118

		Environmental Control: 0.1%
7,000	@	Allied Waste Industries, Inc.	71,680
9,000		Waste Management, Inc.	250,110

			321,790

		Food: 0.4%
5,700		Albertson's, Inc.	140,106
8,150		ConAgra Foods, Inc.	213,530
5,650		General Mills, Inc.	266,962
4,350		Hershey Foods Corp.	210,018
5,350		HJ Heinz Co.	202,819
6,250		Kellogg Co.	262,375
5,100	@	Kroger Co.	84,303
2,900		McCormick & Co., Inc.	97,295
3,400	@	Safeway, Inc.	68,680
12,050		Sara Lee Corp.	266,667
2,200		Supervalu, Inc.	57,992
4,500		Sysco Corp.	144,630
3,600		WM Wrigley Jr. Co.	223,308

			2,238,685

		Forest Products and Paper: 0.2%
7,100		Georgia-Pacific Corp.	241,258
8,000		International Paper Co.	320,160
2,500		Louisiana-Pacific Corp.	61,750
4,350		MeadWestvaco Corp.	131,153
1,450		Plum Creek Timber Co., Inc.	47,908
1,100		Temple-Inland, Inc.	75,108
3,800		Weyerhaeuser Co.	237,538

			1,114,875

		Gas: 0.0%
3,000		KeySpan Corp.	114,300
4,500		Sempra Energy	162,675

			276,975

		PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV		as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Hand/Machine Tools: 0.0%
1,950		Black & Decker Corp.	$134,414
400		Snap-On, Inc.	12,708
1,800		Stanley Works	77,868

			224,990

		Healthcare-Products: 1.3%
1,150		Bausch & Lomb, Inc.	75,843
3,750		Baxter Intl., Inc.	114,525
7,470		Becton Dickinson & Co.	359,456
6,000		Biomet, Inc.	273,900
15,900	@	Boston Scientific Corp.	568,107
2,400		CR Bard, Inc.	134,640
2,770		Guidant Corp.	165,646
71,750		Johnson & Johnson	4,168,674
21,750		Medtronic, Inc.	1,082,063
2,600	@	St. Jude Medical, Inc.	174,850
6,700		Stryker Corp.	303,510
7,250	@	Zimmer Holdings, Inc.	516,925

			7,938,139

		Healthcare-Services: 0.4%
3,150		Aetna, Inc.	291,848
3,640	@	Anthem, Inc.	295,714
4,200	@	Humana, Inc.	79,800
1,700		Manor Care, Inc.	52,139
700		Quest Diagnostics	59,920
16,250		UnitedHealth Group, Inc.	1,074,612
4,770	@	WellPoint Health Networks	468,318

			2,322,351

		Home Builders: 0.0%
2,220		Centex Corp.	101,609

			101,609

		Home Furnishings: 0.0%
3,800		Leggett & Platt, Inc.	102,182
1,250		Whirlpool Corp.	76,425

			178,607

		Household Products/Wares: 0.1%
2,100		Avery Dennison Corp.	130,515
4,010		Clorox Co.	211,888
2,750		Fortune Brands, Inc.	201,163

			543,566

ING Principal Protection Fund IV		PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Insurance: 1.7%
7,300	@@	ACE Ltd.	$281,415
7,850		Aflac, Inc.	314,785
21,700		Allstate Corp.	1,024,456
1,800		AMBAC Financial Group, Inc.	135,900
46,650		American Intl. Group, Inc.	3,323,345
5,250		AON Corp.	136,238
4,850		Chubb Corp.	329,849
3,420		Cigna Corp.	227,635
2,992		Cincinnati Financial Corp.	120,727
5,950		Hartford Financial Services Group, Inc.	363,902
2,250		Jefferson-Pilot Corp.	107,775
4,500		Lincoln National Corp.	203,850
4,700		Loews Corp.	266,960
3,100		Marsh & McLennan Cos., Inc.	138,539
2,700		MBIA, Inc.	154,629
18,250		Metlife, Inc.	679,812
1,850		MGIC Investment Corp.	126,300
4,650		Principal Financial Group	161,402
6,400		Progressive Corp.	513,919
8,800		Prudential Financial, Inc.	406,384
2,200		Safeco Corp.	105,974
12,150		St. Paul Travelers Cos., Inc.	421,484
2,100		Torchmark Corp.	108,108
5,000		UnumProvident Corp.	80,900
3,450	@@	XL Capital Ltd.	242,190

			9,976,478

		Internet: 0.4%
11,750	@	eBay, Inc.	1,016,845
9,750	@	Symantec Corp.	467,610
24,400	@	Yahoo!, Inc.	695,644

			2,180,099

		Iron/Steel: 0.0%
1,550		Nucor Corp.	121,349
2,750		United States Steel Corp.	101,503

			222,852

		Leisure Time: 0.2%
1,450		Brunswick Corp.	57,000
11,500		Carnival Corp.	526,585
6,050		Harley-Davidson, Inc.	369,171
3,400		Sabre Holdings Corp. - Class A	78,200

			1,030,956

		PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV		as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Lodging: 0.1%
1,430		Harrah’s Entertainment, Inc.	$68,912
5,600		Hilton Hotels Corp.	99,960
3,800		Marriott Intl., Inc.	180,310
3,500		Starwood Hotels & Resorts Worldwide, Inc.	154,700

			503,882

		Machinery-Construction and Mining: 0.1%
5,700		Caterpillar, Inc.	414,390

			414,390

		Machinery-Diversified: 0.1%
1,200		Cummins, Inc.	80,748
3,650		Deere & Co.	230,936
3,750		Rockwell Automation, Inc.	146,250

			457,934

		Media: 0.8%
3,900		Clear Channel Communications, Inc.	130,689
16,100	@	Comcast Corp.	453,537
1,100		Dow Jones & Co., Inc.	45,155
4,100		Gannett Co., Inc.	347,270
1,150		Knight-Ridder, Inc.	74,095
5,800		McGraw-Hill Cos., Inc.	439,234
1,050		Meredith Corp.	52,584
2,200		New York Times Co.	89,364
82,150	@	Time Warner, Inc.	1,343,152
5,450		Tribune Co.	227,538
30,950		Viacom, Inc.	1,030,944
36,850		Walt Disney Co.	827,283

			5,060,845

		Mining: 0.1%
6,800		Alcoa, Inc.	220,184
2,450		Phelps Dodge Corp.	199,822

			420,006

		PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV		as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Miscellaneous Manufacturing: 2.0%
18,850		3M Co.	$1,552,485
1,700		Cooper Industries Ltd.	93,874
4,950		Danaher Corp.	254,529
3,150		Dover Corp.	118,850
5,970		Eastman Kodak Co.	176,593
2,200		Eaton Corp.	132,770
189,000		General Electric Co.	6,197,309
15,550		Honeywell Intl., Inc.	559,489
5,450		Illinois Tool Works, Inc.	497,531
2,600	@@	Ingersoll-Rand Co.	169,026
1,350		ITT Industries, Inc.	106,785
1,800		Pall Corp.	43,848
1,930		Textron, Inc.	122,536
60,850	@@	Tyco Intl. Ltd.	1,905,821

			11,931,446

		Office/Business Equipment: 0.1%
4,400		Pitney Bowes, Inc.	191,664
17,450	@	Xerox Corp.	234,354

			426,018

		Oil and Gas: 2.1%
1,560		Amerada Hess Corp.	125,580
3,350		Anadarko Petroleum Corp.	198,387
4,400		Apache Corp.	196,636
11,900		Burlington Resources, Inc.	431,137
32,500		ChevronTexaco Corp.	3,168,749
16,700		ConocoPhillips	1,242,981
6,200		Devon Energy Corp.	401,822
1,700		EOG Resources, Inc.	98,209
116,900		Exxon Mobil Corp.	5,389,089
2,150		Kerr-McGee Corp.	113,477
8,650		Marathon Oil Corp.	313,736
850	@, @@	Nabors Industries Ltd.	37,485
1,850	@	Noble Corp.	74,407
7,190		Occidental Petroleum Corp.	371,364
1,200		Sunoco, Inc.	73,800
2,560	@	Transocean, Inc.	78,592
3,500		Unocal Corp.	130,690
3,800		Valero Energy Corp.	250,914

			12,697,055

		PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV		as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Oil and Gas Services: 0.1%
2,550		Baker Hughes, Inc.	$100,292
2,750	@	BJ Services Co.	132,138
10,500		Schlumberger Ltd.	648,899

			881,329

		Packaging and Containers: 0.0%
2,600		Ball Corp.	97,084
1,400		Bemis Co.	37,002
2,550	@	Pactiv Corp.	60,308
1,400	@	Sealed Air Corp.	68,768

			263,162

		Pharmaceuticals: 1.9%
11,100		Abbott Laboratories	462,759
2,250		Allergan, Inc.	167,963
2,050		AmerisourceBergen Corp.	110,905
46,500		Bristol-Myers Squibb Co.	1,103,445
7,200		Cardinal Health, Inc.	325,440
6,950	@	Caremark Rx, Inc.	199,465
20,200		Eli Lilly & Co.	1,281,690
1,400	@	Express Scripts, Inc.	88,480
6,050	@	Forest Laboratories, Inc.	277,393
3,400	@	Gilead Sciences, Inc.	235,042
3,200	@	Hospira, Inc.	88,640
5,700	@	King Pharmaceuticals, Inc.	71,022
5,448	@	Medco Health Solutions, Inc.	170,141
39,850		Merck & Co., Inc.	1,792,054
136,620		Pfizer, Inc.	4,463,374
1,300	@	Watson Pharmaceuticals, Inc.	35,802
23,800		Wyeth	870,366

			11,743,981

		Pipelines: 0.0%
1,850		Kinder Morgan, Inc.	111,925
9,000		Williams Cos., Inc.	107,010

			218,935

		Real Estate Investment Trusts: 0.0%
2,750		Prologis	99,413
1,750		Simon Property Group, Inc.	97,913

			197,326

		PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV		as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Retail: 2.2%
5,550	@	Bed Bath & Beyond, Inc.	$207,681
5,000		Best Buy Co., Inc.	232,600
7,150		Circuit City Stores, Inc.	92,736
9,950	@	Costco Wholesale Corp.	409,642
6,350		CVS Corp.	254,000
3,950		Darden Restaurants, Inc.	82,990
6,850		Dollar General Corp.	134,945
2,650		Federated Department Stores	115,010
27,270		Gap, Inc.	511,040
39,890		Home Depot, Inc.	1,458,377
8,650		J.C. Penney Co., Inc. Holding Co.	331,468
2,700	@	Kohl’s Corp.	133,596
12,000		Limited Brands	240,960
14,240		Lowe’s Cos., Inc.	707,727
4,250		May Department Stores Co.	104,168
22,400		McDonald’s Corp.	605,248
4,300		Nordstrom, Inc.	159,659
5,500	@	Office Depot, Inc.	88,055
3,840		RadioShack Corp.	103,450
13,970		Staples, Inc.	400,660
9,350	@	Starbucks Corp.	404,294
16,350		Target Corp.	728,882
7,800		TJX Cos., Inc.	165,048
3,950	@	Toys R US, Inc.	64,148
76,600		Wal-Mart Stores, Inc.	4,034,521
24,800		Walgreen Co.	903,959
3,450		Wendy’s Intl., Inc.	118,577
5,550		Yum! Brands, Inc.	220,391

			13,013,832

		Savings and Loans: 0.2%
2,250		Golden West Financial Corp.	243,518
5,500		Sovereign Bancorp, Inc.	120,230
14,150		Washington Mutual, Inc.	549,444

			913,192

		PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV		as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Semiconductors: 0.8%
7,200	@	Advanced Micro Devices, Inc.	$82,296
8,400	@	Altera Corp.	158,928
5,800		Analog Devices, Inc.	201,376
27,500	@	Applied Materials, Inc.	436,975
2,600	@	Broadcom Corp.	70,564
116,200		Intel Corp.	2,473,897
1,200	@	KLA-Tencor Corp.	44,832
5,300		Linear Technology Corp.	189,581
7,400	@	LSI Logic Corp.	35,742
5,250		Maxim Integrated Products	228,008
7,200	@	National Semiconductor Corp.	95,976
2,100	@	Novellus Systems, Inc.	51,303
31,400		Texas Instruments, Inc.	613,556
2,450	@	Xilinx, Inc.	67,204

			4,750,238

		Software: 1.6%
3,550		Adobe Systems, Inc.	162,839
3,300		Autodesk, Inc.	146,553
9,650		Automatic Data Processing, Inc.	383,781
5,280	@	BMC Software, Inc.	79,042
5,000	@	Citrix Systems, Inc.	79,550
8,850		Computer Associates Intl., Inc.	214,347
10,700	@	Compuware Corp.	48,471
5,000	@	Electronic Arts, Inc.	248,900
15,528		First Data Corp.	656,057
2,750	@	Fiserv, Inc.	95,645
6,550		IMS Health, Inc.	152,812
3,450	@	Intuit, Inc.	145,901
1,700	@	Mercury Interactive Corp.	58,667
193,150		Microsoft Corp.	5,272,994
7,200	@	Novell, Inc.	42,480
157,500	@	Oracle Corp.	1,570,274
7,300	@	PeopleSoft, Inc.	127,020
8,350	@	Siebel Systems, Inc.	63,544
8,950	@	Veritas Software Corp.	149,644

			9,698,521

		Telecommunications: 1.9%
10,000		Alltel Corp.	546,500
11,890		AT&T Corp.	175,734
8,050	@	Avaya, Inc.	97,566
35,250		BellSouth Corp.	943,290
3,250		CenturyTel, Inc.	104,618
120,600	@	Cisco Systems, Inc.	2,262,455

ING Principal Protection Fund IV		PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Telecommunications: 1.9% (continued)
5,600	@	Citizens Communications Co.	$70,728
4,800	@	Comverse Technology, Inc.	84,048
20,600	@	Corning, Inc.	208,472
77,050	@	Lucent Technologies, Inc.	241,167
57,200		Motorola, Inc.	923,780
21,400	@	Nextel Communications, Inc.	496,266
29,150		Qualcomm, Inc.	1,109,157
64,550		SBC Communications, Inc.	1,664,744
3,850		Scientific-Atlanta, Inc.	104,874
8,450	@	Tellabs, Inc.	76,642
53,750		Verizon Communications, Inc.	2,109,687

			11,219,728

		Textiles: 0.0%
3,700		Cintas Corp.	151,737

			151,737

		Toys/Games/Hobbies: 0.0%
4,900		Hasbro, Inc.	90,797
7,350		Mattel, Inc.	118,262

			209,059

		Transportation: 0.4%
5,700		Burlington Northern Santa Fe Corp.	204,060
7,200		FedEx Corp.	590,328
5,700		Norfolk Southern Corp.	161,880
1,200		Ryder System, Inc.	52,572
20,100		United Parcel Service, Inc.	1,468,305

			2,477,145

		Total Common Stock
		(Cost $150,575,981)	185,279,029

		PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV		as of August 31, 2004 (Unaudited) (continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 63.7%
		Federal Home Loan Bank: 52.5%
$350,000,000		3.210%, due 10/05/07		$317,362,150

				317,362,150

		Federal National Mortgage Association: 11.2%
75,000,000		3.290%, due 10/05/07		67,840,725

				67,840,725

		Total U.S. Government Agency Obligations
		(Cost $385,534,250)		385,202,875

U.S. TREASURY OBLIGATIONS: 5.1%
		U.S. Treasury STRIP: 5.1%
33,650,000		2.830%, due 08/15/07		30,986,131

		Total U.S. Treasury Obligations
		(Cost $30,575,950)		30,986,131

		Total Long-Term Investments
		(Cost $566,686,181)		601,468,035

SHORT-TERM INVESTMENTS: 0.8%
		Repurchase Agreement: 0.8%
4,542,000		Morgan Stanley Repurchase Agreement dated 08/31/04, 1.570%, due 09/01/04, $4,542,198 to be received upon repurchase (Collateralized by $4,635,000 Federal Home Loan Mortgage Corporation, 0.000%, Market Value plus accrued interest $4,635,000, due 09/01/04)		4,542,000

		Total Short-Term Investments
		(Cost $4,542,000)		4,542,000

		Total Investments In Securities
		(Cost $571,228,181)*	100.3%	$606,010,035
		Other Assets and Liabilities—Net	(0.3)	(1,896,525)

		Net Assets	100.0%	$604,113,510

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $575,394,464. Net
		unrealized appreciation consists of:
		Gross Unrealized Appreciation		$32,192,780
		Gross Unrealized Depreciation		(1,577,209)

		Net Unrealized Appreciation		$30,615,571

		PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V		as of August 31, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 24.2%
		Advertising: 0.0%
6,650	@	Interpublic Group of Cos., Inc.	$70,158
2,050		Omnicom Group, Inc.	141,060

			211,218

		Aerospace/Defense: 0.5%
15,400		Boeing Co.	804,187
3,600		General Dynamics Corp.	351,504
2,100		Goodrich Corp.	66,696
4,850		Lockheed Martin Corp.	260,833
3,850		Northrop Grumman Corp.	198,853
4,750		Raytheon Co.	164,968
2,000		Rockwell Collins, Inc.	68,780
5,550		United Technologies Corp.	521,201

			2,437,022

		Agriculture: 0.3%
22,850		Altria Group, Inc.	1,118,508
3,400		Archer-Daniels-Midland Co.	54,298
3,600		Monsanto Co.	131,760
2,050		Reynolds American, Inc.	154,775
1,500		UST, Inc.	60,180

			1,519,521

		Apparel: 0.1%
2,860		Jones Apparel Group, Inc.	102,073
1,750		Liz Claiborne, Inc.	66,623
4,900		Nike, Inc.	369,019
500		Reebok Intl. Ltd.	16,985
1,900		VF Corp.	93,746

			648,446

		Auto Manufacturers: 0.2%
33,630		Ford Motor Co.	474,519
3,050		General Motors Corp.	125,996
3,125		PACCAR, Inc.	188,094

			788,609

	PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V	as of August 31, 2004 (Unaudited) (continued)

Shares		Value

	Auto Parts and Equipment: 0.0%
2,800	Dana Corp.	$52,836
2,450	Johnson Controls, Inc.	137,935

		190,771

	Banks: 1.6%
4,350	AmSouth Bancorp	113,318
45,304	Bank of America Corp.	2,037,773
5,950	BB&T Corp.	237,941
3,150	Charter One Financial, Inc.	140,081
3,150	Comerica, Inc.	189,473
2,950	Fifth Third Bancorp	146,940
1,450	First Horizon National Corp.	65,932
2,900	Huntington Bancshares, Inc.	71,543
5,800	KeyCorp	181,830
1,250	M & T Bank Corp.	118,725
2,250	Marshall & Ilsley Corp.	90,180
4,350	Mellon Financial Corp.	125,541
7,200	National City Corp.	272,088
1,700	North Fork Bancorporation, Inc.	71,298
2,450	Northern Trust Corp.	105,473
3,000	PNC Financial Services Group, Inc.	161,010
5,556	Regions Financial Corp.	179,403
4,100	SouthTrust Corp.	169,535
3,500	State Street Corp.	157,990
2,950	SunTrust Banks, Inc.	200,895
4,300	Synovus Financial Corp.	109,220
8,450	The Bank of New York Co., Inc.	251,810
20,100	US Bancorp	592,949
19,900	Wachovia Corp.	933,508
18,800	Wells Fargo & Co.	1,104,499
1,450	Zions Bancorporation	90,306

		7,919,261

	Beverages: 0.6%
8,700	Anheuser-Busch Cos., Inc.	459,360
1,900	Brown-Forman Corp.	90,231
27,100	Coca-Cola Co.	1,211,640
4,850	Coca-Cola Enterprises, Inc.	100,153
3,950	Pepsi Bottling Group, Inc.	105,821
18,950	PepsiCo, Inc.	947,500

		2,914,705

		PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V		as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Biotechnology: 0.2%
13,500	@	Amgen, Inc.	$800,415
3,600	@	Biogen Idec, Inc.	213,588
1,900	@	Chiron Corp.	80,522
1,300	@	Genzyme Corp.	70,200
450	@	Millipore Corp.	22,635

			1,187,360

		Building Materials: 0.1%
3,600	@	American Standard Cos., Inc.	135,396
6,150		Masco Corp.	197,600
1,300		Vulcan Materials Co.	61,971

			394,967

		Chemicals: 0.4%
1,300		Air Products & Chemicals, Inc.	68,094
1,100		Ashland, Inc.	56,573
10,950		Dow Chemical Co.	468,770
11,200		E.I. du Pont de Nemours & Co.	473,311
1,100		Eastman Chemical Co.	51,183
4,200		Ecolab, Inc.	125,664
1,750		Engelhard Corp.	49,473
1,000		International Flavors & Fragrances, Inc.	38,530
2,800		PPG Industries, Inc.	167,356
4,300		Praxair, Inc.	174,494
2,750		Rohm & Haas Co.	111,458
1,650		Sherwin-Williams Co.	68,145
700		Sigma-Aldrich Corp.	40,103

			1,893,154

		Commercial Services: 0.2%
2,300	@	Apollo Group, Inc.	179,400
14,550		Cendant Corp.	314,716
250		Deluxe Corp.	10,680
2,150		Equifax, Inc.	52,460
2,300		H&R Block, Inc.	110,998
3,900		McKesson Corp.	120,705
1,600		Moody’s Corp.	109,696
5,300		Paychex, Inc.	157,251
2,350		Robert Half Intl., Inc.	57,575
2,950		RR Donnelley & Sons Co.	90,654

			1,204,135

		PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V		as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Computers: 0.9%
4,950	@	Apple Computer, Inc.	$170,726
1,900	@	Computer Sciences Corp.	88,065
37,800	@	Dell, Inc.	1,316,951
26,350	@	EMC Corp.	283,789
4,100	@	Gateway, Inc.	17,999
32,650		Hewlett-Packard Co.	584,108
18,650		International Business Machines Corp.	1,579,468
1,600	@	Lexmark Intl., Inc.	141,520
1,150	@	NCR Corp.	50,796
4,450	@	Network Appliance, Inc.	89,312
36,000	@	Sun Microsystems, Inc.	138,240
4,600	@	Sungard Data Systems, Inc.	105,800
3,300	@	Unisys Corp.	33,132

			4,599,906

		Cosmetics/Personal Care: 0.9%
1,200		Alberto-Culver Co.	57,948
5,150		Avon Products, Inc.	227,527
5,800		Colgate-Palmolive Co.	313,200
15,050		Gillette Co.	639,625
7,550		Kimberly-Clark Corp.	503,585
47,300		Procter & Gamble Co.	2,647,381

			4,389,266

		Distribution/Wholesale: 0.0%
2,400		Genuine Parts Co.	90,984
2,000		WW Grainger, Inc.	106,820

			197,804

		Diversified Financial Services: 2.1%
13,750		American Express Co.	687,774
1,350		Bear Stearns Cos., Inc.	118,692
3,000		Capital One Financial Corp.	203,280
57,500		Citigroup, Inc.	2,678,349
10,398		Countrywide Financial Corp.	369,649
6,250	@	E*TRADE Financial Corp.	73,625
10,300		Fannie Mae	766,834
1,350		Federated Investors, Inc.	38,948
3,250		Franklin Resources, Inc.	173,128
7,400		Freddie Mac	496,688
5,150		Goldman Sachs Group, Inc.	461,698
3,350		Janus Capital Group, Inc.	46,029
38,086		JPMorgan Chase & Co.	1,507,443
3,050		Lehman Brothers Holdings, Inc.	225,365
13,800		MBNA Corp.	333,132
10,250		Merrill Lynch & Co., Inc.	523,468
12,250		Morgan Stanley	621,443
4,350	@	Providian Financial Corp.	62,814
5,500		SLM Corp.	214,610
700		T. Rowe Price Group, Inc.	34,671

			9,637,640

		PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V		as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Electric: 0.6%
11,900	@	AES Corp.	$120,071
900		Ameren Corp.	42,111
5,050		American Electric Power Co., Inc.	165,287
4,850		CenterPoint Energy, Inc.	53,059
2,450		Cinergy Corp.	99,176
3,350		Consolidated Edison, Inc.	141,370
2,150		Constellation Energy Group, Inc.	88,365
2,400		DTE Energy Co.	99,168
9,950		Duke Energy Corp.	220,293
4,970		Edison Intl.	133,594
3,000		Entergy Corp.	180,900
7,000		Exelon Corp.	257,949
3,500		FirstEnergy Corp.	140,840
2,300		FPL Group, Inc.	159,160
1,050		NiSource, Inc.	21,840
4,300	@	PG&E Corp.	125,517
1,000		Pinnacle West Capital Corp.	42,210
1,850		PPL Corp.	88,486
2,550		Progress Energy, Inc.	111,920
1,100		Public Service Enterprise Group, Inc.	46,574
7,750		Southern Co.	235,212
5,500		TXU Corp.	228,964
6,350		Xcel Energy, Inc.	112,078

			2,914,144

		Electrical Components and Equipment: 0.1%
4,600		Emerson Electric Co.	286,350

			286,350

		Electronics: 0.2%
5,900	@	Agilent Technologies, Inc.	120,950
1,550		Applera Corp. - Applied Biosystems Group	29,512
1,600	@	Fisher Scientific Intl.	91,152
3,550	@	Jabil Circuit, Inc.	73,237
2,300		Parker Hannifin Corp.	125,050
2,300		PerkinElmer, Inc.	40,204
6,050	@	Sanmina-SCI Corp.	41,866
9,450	@	Solectron Corp.	48,762
750		Tektronix, Inc.	21,428
2,700	@	Thermo Electron Corp.	70,929
2,000	@	Waters Corp.	86,620

			749,710

		Entertainment: 0.0%
5,450		International Game Technology	157,233

			157,233

		PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V		as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Environmental Control: 0.1%
4,900	@	Allied Waste Industries, Inc.	$50,176
7,250		Waste Management, Inc.	201,478

			251,654

		Food: 0.4%
5,350		Albertson's, Inc.	131,503
5,750		ConAgra Foods, Inc.	150,650
4,900		General Mills, Inc.	231,525
2,800		Hershey Foods Corp.	135,184
3,850		HJ Heinz Co.	145,954
5,150		Kellogg Co.	216,197
3,800	@	Kroger Co.	62,814
1,300		McCormick & Co., Inc.	43,615
2,250	@	Safeway, Inc.	45,450
9,900		Sara Lee Corp.	219,087
2,450		Supervalu, Inc.	64,582
3,350		Sysco Corp.	107,669
2,800		WM Wrigley Jr. Co.	173,684

			1,727,914

		Forest Products and Paper: 0.2%
4,950		Georgia-Pacific Corp.	168,201
6,100		International Paper Co.	244,122
1,750		Louisiana-Pacific Corp.	43,225
3,000		MeadWestvaco Corp.	90,450
2,100		Plum Creek Timber Co., Inc.	69,384
700		Temple-Inland, Inc.	47,796
2,700		Weyerhaeuser Co.	168,777

			831,955

		Gas: 0.0%
1,750		KeySpan Corp.	66,675
3,250		Sempra Energy	117,488

			184,163

		Hand/Machine Tools: 0.0%
1,380		Black & Decker Corp.	95,123
300		Snap-On, Inc.	9,531
1,400		Stanley Works	60,564

			165,218

		PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V		as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Healthcare-Products: 1.0%
750		Bausch & Lomb, Inc.	$49,463
2,700		Baxter Intl., Inc.	82,458
5,050		Becton Dickinson & Co.	243,006
3,200		Biomet, Inc.	146,080
10,870	@	Boston Scientific Corp.	388,385
2,050		CR Bard, Inc.	115,005
1,900		Guidant Corp.	113,620
40,950		Johnson & Johnson	2,379,194
13,050		Medtronic, Inc.	649,237
2,050	@	St. Jude Medical, Inc.	137,863
4,250		Stryker Corp.	192,525
4,350	@	Zimmer Holdings, Inc.	310,155

			4,806,991

		Healthcare-Services: 0.3%
2,650		Aetna, Inc.	245,523
2,760	@	Anthem, Inc.	224,222
3,050	@	Humana, Inc.	57,950
1,200		Manor Care, Inc.	36,804
550		Quest Diagnostics	47,080
9,650		UnitedHealth Group, Inc.	638,155
2,830	@	WellPoint Health Networks	277,849

			1,527,583

		Home Builders: 0.0%
1,460		Centex Corp.	66,824

			66,824

		Home Furnishings: 0.0%
1,800		Leggett & Platt, Inc.	48,402
1,100		Whirlpool Corp.	67,254

			115,656

		Household Products/Wares: 0.1%
1,550		Avery Dennison Corp.	96,333
2,350		Clorox Co.	124,174
2,100		Fortune Brands, Inc.	153,615

			374,122

		PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V		as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Insurance: 1.3%
6,000	@@	ACE Ltd.	$231,300
5,350		Aflac, Inc.	214,535
10,300		Allstate Corp.	486,262
1,350		AMBAC Financial Group, Inc.	101,925
28,950		American Intl. Group, Inc.	2,062,397
4,850		AON Corp.	125,858
3,000		Chubb Corp.	204,030
2,420		Cigna Corp.	161,075
1,890		Cincinnati Financial Corp.	76,262
4,150		Hartford Financial Services Group, Inc.	253,814
2,150		Jefferson-Pilot Corp.	102,985
3,400		Lincoln National Corp.	154,020
3,350		Loews Corp.	190,280
2,200		Marsh & McLennan Cos., Inc.	98,318
2,050		MBIA, Inc.	117,404
11,000		Metlife, Inc.	409,749
1,850		MGIC Investment Corp.	126,300
3,700		Principal Financial Group	128,427
3,100		Progressive Corp.	248,930
5,700		Prudential Financial, Inc.	263,226
2,500		Safeco Corp.	120,425
7,250		St. Paul Travelers Cos., Inc.	251,503
1,000		Torchmark Corp.	51,480
3,600		UnumProvident Corp.	58,248
1,800	@@	XL Capital Ltd.	126,360

			6,365,113

		Internet: 0.3%
7,250	@	eBay, Inc.	627,415
5,650	@	Symantec Corp.	270,974
15,050	@	Yahoo!, Inc.	429,076

			1,327,465

		Iron/Steel: 0.0%
900		Nucor Corp.	70,461
1,700		United States Steel Corp.	62,747

			133,208

		Leisure Time: 0.1%
1,050		Brunswick Corp.	41,276
6,800		Carnival Corp.	311,372
4,300		Harley-Davidson, Inc.	262,386
2,400		Sabre Holdings Corp. - Class A	55,200

			670,234

		PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V		as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Lodging: 0.1%
1,250		Harrah’s Entertainment, Inc.	$60,238
3,450		Hilton Hotels Corp.	61,583
2,300		Marriott Intl., Inc.	109,134
2,300		Starwood Hotels & Resorts Worldwide, Inc.	101,660

			332,615

		Machinery-Construction and Mining: 0.1%
4,350		Caterpillar, Inc.	316,245

			316,245

		Machinery-Diversified: 0.1%
800		Cummins, Inc.	53,832
2,750		Deere & Co.	173,993
2,650		Rockwell Automation, Inc.	103,350

			331,175

		Media: 0.6%
2,800		Clear Channel Communications, Inc.	93,828
9,550	@	Comcast Corp.	269,024
700		Dow Jones & Co., Inc.	28,735
2,850		Gannett Co., Inc.	241,395
800		Knight-Ridder, Inc.	51,544
3,450		McGraw-Hill Cos., Inc.	261,269
750		Meredith Corp.	37,560
1,550		New York Times Co.	62,961
48,650	@	Time Warner, Inc.	795,427
3,400		Tribune Co.	141,950
18,500		Viacom, Inc.	616,235
21,800		Walt Disney Co.	489,410

			3,089,338

		Mining: 0.1%
5,100		Alcoa, Inc.	165,138
1,550		Phelps Dodge Corp.	126,418

			291,556

		PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V		as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Miscellaneous Manufacturing: 1.6%
11,750		3M Co.	$967,729
1,500		Cooper Industries Ltd.	82,830
3,900		Danaher Corp.	200,538
3,200		Dover Corp.	120,736
3,260		Eastman Kodak Co.	96,431
1,650		Eaton Corp.	99,578
117,200		General Electric Co.	3,842,987
9,500		Honeywell Intl., Inc.	341,810
3,250		Illinois Tool Works, Inc.	296,693
2,500	@@	Ingersoll-Rand Co.	162,525
1,000		ITT Industries, Inc.	79,100
1,200		Pall Corp.	29,232
1,750		Textron, Inc.	111,108
36,700	@@	Tyco Intl. Ltd.	1,149,443

			7,580,740

		Office/Business Equipment: 0.1%
2,550		Pitney Bowes, Inc.	111,078
9,950	@	Xerox Corp.	133,629

			244,707

		Oil and Gas: 1.6%
1,100		Amerada Hess Corp.	88,550
2,350		Anadarko Petroleum Corp.	139,167
4,070		Apache Corp.	181,888
6,350		Burlington Resources, Inc.	230,061
17,550		ChevronTexaco Corp.	1,711,124
10,200		ConocoPhillips	759,186
4,550		Devon Energy Corp.	294,886
1,050		EOG Resources, Inc.	60,659
72,500		Exxon Mobil Corp.	3,342,249
2,150		Kerr-McGee Corp.	113,477
5,470		Marathon Oil Corp.	198,397
700	@, @@	Nabors Industries Ltd.	30,870
1,850	@	Noble Corp.	74,407
5,100		Occidental Petroleum Corp.	263,415
1,050		Sunoco, Inc.	64,575
1,900	@	Transocean, Inc.	58,330
3,150		Unocal Corp.	117,621
2,600		Valero Energy Corp.	171,678

			7,900,540

		PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V		as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Oil and Gas Services: 0.1%
1,650		Baker Hughes, Inc.	$64,895
1,800	@	BJ Services Co.	86,490
6,500		Schlumberger Ltd.	401,700

			553,085

		Packaging and Containers: 0.0%
1,200		Ball Corp.	44,808
1,000		Bemis Co.	26,430
2,340	@	Pactiv Corp.	55,341
1,000	@	Sealed Air Corp.	49,120

			175,699

		Pharmaceuticals: 1.5%
6,700		Abbott Laboratories	279,323
1,650		Allergan, Inc.	123,173
1,350		AmerisourceBergen Corp.	73,035
28,950		Bristol-Myers Squibb Co.	686,983
5,500		Cardinal Health, Inc.	248,600
5,850	@	Caremark Rx, Inc.	167,895
12,150		Eli Lilly & Co.	770,917
900	@	Express Scripts, Inc.	56,880
4,050	@	Forest Laboratories, Inc.	185,693
2,400	@	Gilead Sciences, Inc.	165,912
2,400	@	Hospira, Inc.	66,480
2,530	@	King Pharmaceuticals, Inc.	31,524
3,760	@	Medco Health Solutions, Inc.	117,425
24,600		Merck & Co., Inc.	1,106,261
84,890		Pfizer, Inc.	2,773,355
1,100	@	Watson Pharmaceuticals, Inc.	30,294
14,150		Wyeth	517,466

			7,401,216

		Pipelines: 0.0%
1,550		Kinder Morgan, Inc.	93,775
6,150		Williams Cos., Inc.	73,124

			166,899

		Real Estate Investment Trusts: 0.0%
1,950		Prologis	70,493
1,200		Simon Property Group, Inc.	67,140

			137,633

		PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V		as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Retail: 1.8%
4,100	@	Bed Bath & Beyond, Inc.	$153,422
4,150		Best Buy Co., Inc.	193,058
6,450	@	Costco Wholesale Corp.	265,547
4,300		CVS Corp.	172,000
2,800		Darden Restaurants, Inc.	58,828
4,500		Dollar General Corp.	88,650
2,250		Federated Department Stores	97,650
16,690		Gap, Inc.	312,771
23,900		Home Depot, Inc.	873,783
5,900		J.C. Penney Co., Inc. Holding Co.	226,088
1,800	@	Kohl’s Corp.	89,064
8,500		Limited Brands	170,680
8,330		Lowe’s Cos., Inc.	414,001
4,400		May Department Stores Co.	107,844
13,650		McDonald’s Corp.	368,823
3,100		Nordstrom, Inc.	115,103
3,400	@	Office Depot, Inc.	54,434
2,750		RadioShack Corp.	74,085
9,290		Staples, Inc.	266,437
5,800	@	Starbucks Corp.	250,792
9,850		Target Corp.	439,113
5,600		TJX Cos., Inc.	118,496
2,200	@	Toys R US, Inc.	35,728
45,850		Wal-Mart Stores, Inc.	2,414,919
14,700		Walgreen Co.	535,815
2,020		Wendy’s Intl., Inc.	69,427
4,200		Yum! Brands, Inc.	166,782

			8,133,340

		Savings and Loans: 0.1%
1,950		Golden West Financial Corp.	211,049
4,900		Sovereign Bancorp, Inc.	107,114
9,400		Washington Mutual, Inc.	365,002

			683,165

		Semiconductors: 0.6%
4,750	@	Advanced Micro Devices, Inc.	54,293
5,550	@	Altera Corp.	105,006
3,950		Analog Devices, Inc.	137,144
18,000	@	Applied Materials, Inc.	286,020
1,800	@	Broadcom Corp.	48,852
71,600		Intel Corp.	1,524,363
850	@	KLA-Tencor Corp.	31,756
3,350		Linear Technology Corp.	119,830
6,000	@	LSI Logic Corp.	28,980
4,250		Maxim Integrated Products	184,578
4,700	@	National Semiconductor Corp.	62,651
750	@	Novellus Systems, Inc.	18,323
19,500		Texas Instruments, Inc.	381,029
1,850	@	Xilinx, Inc.	50,746

			3,033,571

		PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V		as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Software: 1.3%
2,500		Adobe Systems, Inc.	$114,675
1,900		Autodesk, Inc.	84,379
6,400		Automatic Data Processing, Inc.	254,527
3,750	@	BMC Software, Inc.	56,138
3,500	@	Citrix Systems, Inc.	55,685
6,250		Computer Associates Intl., Inc.	151,375
7,350	@	Compuware Corp.	33,296
3,750	@	Electronic Arts, Inc.	186,675
9,790		First Data Corp.	413,627
1,950	@	Fiserv, Inc.	67,821
4,000		IMS Health, Inc.	93,320
2,450	@	Intuit, Inc.	103,611
800	@	Mercury Interactive Corp.	27,608
119,850		Microsoft Corp.	3,271,904
4,700	@	Novell, Inc.	27,730
94,850	@	Oracle Corp.	945,654
4,800	@	PeopleSoft, Inc.	83,520
9,850	@	Siebel Systems, Inc.	74,959
6,150	@	Veritas Software Corp.	102,828

			6,149,332

		Telecommunications: 1.4%
4,600		Alltel Corp.	251,390
9,400		AT&T Corp.	138,932
5,750	@	Avaya, Inc.	69,690
22,250		BellSouth Corp.	595,410
2,100		CenturyTel, Inc.	67,599
74,850	@	Cisco Systems, Inc.	1,404,185
4,800	@	Citizens Communications Co.	60,624
3,000	@	Comverse Technology, Inc.	52,530
15,100	@	Corning, Inc.	152,812
35,200		Motorola, Inc.	568,480
12,300	@	Nextel Communications, Inc.	285,237
17,300		Qualcomm, Inc.	658,265
40,000		SBC Communications, Inc.	1,031,600
2,650		Scientific-Atlanta, Inc.	72,186
5,500	@	Tellabs, Inc.	49,885
33,550		Verizon Communications, Inc.	1,316,838

			6,775,663

		Textiles: 0.0%
2,600		Cintas Corp.	106,626

			106,626

	PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V	as of August 31, 2004 (Unaudited) (continued)

Shares		Value

	Toys/Games/Hobbies: 0.0%
3,450	Hasbro, Inc.	$63,929
5,550	Mattel, Inc.	89,299

		153,228

	Transportation: 0.3%
4,900	Burlington Northern Santa Fe Corp.	175,420
4,250	FedEx Corp.	348,458
4,700	Norfolk Southern Corp.	133,480
500	Ryder System, Inc.	21,905
12,500	United Parcel Service, Inc.	913,125

		1,592,388

	Total Common Stock
	(Cost $118,347,821)	117,938,083

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 69.8%
	Federal National Mortgage Association: 69.8%
$380,000,000	3.400%, due 01/22/08	$339,205,100

	Total U.S. Government Agency Obligations
	(Cost $340,069,704)	339,205,100

U.S. TREASURY OBLIGATIONS: 5.6%
	U.S. Treasury STRIP: 5.6%
29,829,000	2.850%, due 11/15/07	27,242,199

	Total U.S. Treasury Obligations
	(Cost $27,143,925)	27,242,199

	Total Long-Term Investments
	(Cost $485,561,450)	484,385,382

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 0.6%
		Repurchase Agreement: 0.6%
	2,851,000	Morgan Stanley Repurchase Agreement dated 08/31/04, 1.570%, due 09/01/04, $2,851,124 to be received upon repurchase (Collateralized by $2,910,000 Federal Home Loan Mortgage Corporation, 0.000%, Market Value plus accrued interest $2,910,000, due 09/01/04)		$2,851,000

		Total Short-Term Investments
		(Cost $2,851,000)		2,851,000

		Total Investments In Securities
		(Cost $488,412,450)*	100.2%	$487,236,382
		Other Assets and Liabilities—Net	(0.2)	(1,115,728)

		Net Assets	100.0%	$486,120,654

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $490,285,091. Net
		unrealized depreciation consists of:
		Gross Unrealized Appreciation		$2,990,745
		Gross Unrealized Depreciation		(6,039,454)

		Net Unrealized Depreciation		$(3,048,709)

		PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI		as of August 31, 2004 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 21.7%
		Advertising: 0.0%
4,100	@	Interpublic Group of Cos., Inc.	$43,255
1,850		Omnicom Group, Inc.	127,299

			170,554

		Aerospace/Defense: 0.5%
13,050		Boeing Co.	681,470
3,350		General Dynamics Corp.	327,094
1,950		Goodrich Corp.	61,932
4,150		Lockheed Martin Corp.	223,187
3,300		Northrop Grumman Corp.	170,445
4,050		Raytheon Co.	140,657
1,650		Rockwell Collins, Inc.	56,744
4,700		United Technologies Corp.	441,377

			2,102,906

		Agriculture: 0.3%
19,250		Altria Group, Inc.	942,288
2,700		Archer-Daniels-Midland Co.	43,119
2,550		Monsanto Co.	93,330
1,650		Reynolds American, Inc.	124,575
2,100		UST, Inc.	84,252

			1,287,564

		Apparel: 0.1%
2,000		Jones Apparel Group, Inc.	71,380
1,600		Liz Claiborne, Inc.	60,912
4,550		Nike, Inc.	342,661
500		Reebok Intl. Ltd.	16,985
1,600		VF Corp.	78,944

			570,882

		Auto Manufacturers: 0.1%
28,500		Ford Motor Co.	402,134
2,450		General Motors Corp.	101,210
2,625		PACCAR, Inc.	157,999

			661,343

		Auto Parts and Equipment: 0.0%
2,600		Dana Corp.	49,062
1,650		Johnson Controls, Inc.	92,895

			141,957

		PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI		as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Banks: 1.6%
4,100		AmSouth Bancorp	$106,805
38,104		Bank of America Corp.	1,713,917
5,900		BB&T Corp.	235,941
2,050		Charter One Financial, Inc.	91,164
2,000		Comerica, Inc.	120,300
2,700		Fifth Third Bancorp	134,487
1,200		First Horizon National Corp.	54,564
2,600		Huntington Bancshares, Inc.	64,142
5,550		KeyCorp	173,993
1,200		M & T Bank Corp.	113,976
2,300		Marshall & Ilsley Corp.	92,184
4,350		Mellon Financial Corp.	125,541
6,800		National City Corp.	256,972
1,550		North Fork Bancorporation, Inc.	65,007
2,300		Northern Trust Corp.	99,015
2,550		PNC Financial Services Group, Inc.	136,859
4,447		Regions Financial Corp.	143,594
3,800		SouthTrust Corp.	157,130
3,000		State Street Corp.	135,420
2,500		SunTrust Banks, Inc.	170,250
3,450		Synovus Financial Corp.	87,630
7,600		The Bank of New York Co., Inc.	226,480
17,050		US Bancorp	502,974
16,750		Wachovia Corp.	785,742
15,850		Wells Fargo & Co.	931,187
950		Zions Bancorporation	59,166

			6,784,440

		Beverages: 0.5%
7,350		Anheuser-Busch Cos., Inc.	388,080
1,000		Brown-Forman Corp.	47,490
22,850		Coca-Cola Co.	1,021,623
4,500		Coca-Cola Enterprises, Inc.	92,925
2,750		Pepsi Bottling Group, Inc.	73,673
15,450		PepsiCo, Inc.	772,500

			2,396,291

		Biotechnology: 0.2%
11,450	@	Amgen, Inc.	678,870
3,050	@	Biogen Idec, Inc.	180,957
1,650	@	Chiron Corp.	69,927
1,100	@	Genzyme Corp.	59,400
400	@	Millipore Corp.	20,120

			1,009,274

		PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI		as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Building Materials: 0.1%
3,150	@	American Standard Cos., Inc.	$118,472
5,200		Masco Corp.	167,076
1,100		Vulcan Materials Co.	52,437

			337,985

		Chemicals: 0.3%
1,050		Air Products & Chemicals, Inc.	54,999
800		Ashland, Inc.	41,144
9,250		Dow Chemical Co.	395,992
9,450		E.I. du Pont de Nemours & Co.	399,356
1,050		Eastman Chemical Co.	48,857
2,650		Ecolab, Inc.	79,288
1,750		Engelhard Corp.	49,473
1,000		International Flavors & Fragrances, Inc.	38,530
2,350		PPG Industries, Inc.	140,460
3,750		Praxair, Inc.	152,175
2,200		Rohm & Haas Co.	89,166
1,650		Sherwin-Williams Co.	68,145
700		Sigma-Aldrich Corp.	40,103

			1,597,688

		Commercial Services: 0.2%
1,650	@	Apollo Group, Inc.	128,700
13,700		Cendant Corp.	296,330
300		Deluxe Corp.	12,816
1,900		Equifax, Inc.	46,360
2,250		H&R Block, Inc.	108,585
3,600		McKesson Corp.	111,420
1,350		Moody's Corp.	92,556
5,050		Paychex, Inc.	149,834
2,050		Robert Half Intl., Inc.	50,225
2,050		RR Donnelley & Sons Co.	62,997

			1,059,823

		Computers: 0.9%
4,950	@	Apple Computer, Inc.	170,726
1,750	@	Computer Sciences Corp.	81,113
30,900	@	Dell, Inc.	1,076,555
24,500	@	EMC Corp.	263,865
3,700	@	Gateway, Inc.	16,243
27,700		Hewlett-Packard Co.	495,553
15,700		International Business Machines Corp.	1,329,632
1,150	@	Lexmark Intl., Inc.	101,718
1,100	@	NCR Corp.	48,587
4,050	@	Network Appliance, Inc.	81,284
30,300	@	Sun Microsystems, Inc.	116,352
3,900	@	Sungard Data Systems, Inc.	89,700
3,200	@	Unisys Corp.	32,128

			3,903,456

		PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI		as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Cosmetics/Personal Care: 0.8%
900		Alberto-Culver Co.	$43,461
4,300		Avon Products, Inc.	189,974
5,350		Colgate-Palmolive Co.	288,900
12,700		Gillette Co.	539,750
6,350		Kimberly-Clark Corp.	423,545
39,550		Procter & Gamble Co.	2,213,614

			3,699,244

		Distribution/Wholesale: 0.0%
1,600		Genuine Parts Co.	60,656
1,600		WW Grainger, Inc.	85,456

			146,112

		Diversified Financial Services: 1.9%
11,650		American Express Co.	582,732
1,350		Bear Stearns Cos., Inc.	118,692
2,200		Capital One Financial Corp.	149,072
48,500		Citigroup, Inc.	2,259,129
9,498		Countrywide Financial Corp.	337,654
5,900	@	E*TRADE Financial Corp.	69,502
8,700		Fannie Mae	647,714
1,000		Federated Investors, Inc.	28,850
2,250		Franklin Resources, Inc.	119,858
6,250		Freddie Mac	419,500
4,350		Goldman Sachs Group, Inc.	389,978
1,100		Janus Capital Group, Inc.	15,114
32,298		JPMorgan Chase & Co.	1,278,354
2,950		Lehman Brothers Holdings, Inc.	217,976
12,850		MBNA Corp.	310,199
8,650		Merrill Lynch & Co., Inc.	441,756
10,300		Morgan Stanley	522,519
4,250	@	Providian Financial Corp.	61,370
3,900		SLM Corp.	152,178
450		T. Rowe Price Group, Inc.	22,289

			8,144,436

		PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI		as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Electric: 0.6%
10,860	@	AES Corp.	$109,577
750		Ameren Corp.	35,093
3,550		American Electric Power Co., Inc.	116,192
4,100		CenterPoint Energy, Inc.	44,854
2,400		Cinergy Corp.	97,152
2,650		Consolidated Edison, Inc.	111,830
2,100		Constellation Energy Group, Inc.	86,310
1,750		DTE Energy Co.	72,310
9,650		Duke Energy Corp.	213,650
3,170		Edison Intl.	85,210
2,050		Entergy Corp.	123,615
6,650		Exelon Corp.	245,052
3,150		FirstEnergy Corp.	126,756
1,650		FPL Group, Inc.	114,180
2,400		NiSource, Inc.	49,920
4,300	@	PG&E Corp.	125,517
750		Pinnacle West Capital Corp.	31,658
1,750		PPL Corp.	83,703
2,450		Progress Energy, Inc.	107,531
950		Public Service Enterprise Group, Inc.	40,223
7,150		Southern Co.	217,002
5,200		TXU Corp.	216,475
3,750		Xcel Energy, Inc.	66,188

			2,519,998

		Electrical Components and Equipment: 0.1%
4,200		Emerson Electric Co.	261,450

			261,450

		Electronics: 0.1%
5,050	@	Agilent Technologies, Inc.	103,525
2,100		Applera Corp. - Applied Biosystems Group	39,984
1,300	@	Fisher Scientific Intl.	74,061
3,300	@	Jabil Circuit, Inc.	68,079
2,200		Parker Hannifin Corp.	119,614
1,700		PerkinElmer, Inc.	29,716
5,500	@	Sanmina-SCI Corp.	38,060
6,950	@	Solectron Corp.	35,862
700		Tektronix, Inc.	19,999
2,500	@	Thermo Electron Corp.	65,675
1,900	@	Waters Corp.	82,289

			676,864

		PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI		as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Entertainment: 0.0%
4,100		International Game Technology	$118,285

			118,285

		Environmental Control: 0.0%
1,700	@	Allied Waste Industries, Inc.	17,408
5,650		Waste Management, Inc.	157,014

			174,422

		Food: 0.3%
3,350		Albertson's, Inc.	82,343
5,250		ConAgra Foods, Inc.	137,550
3,700		General Mills, Inc.	174,824
2,650		Hershey Foods Corp.	127,942
3,500		HJ Heinz Co.	132,685
3,800		Kellogg Co.	159,524
3,050	@	Kroger Co.	50,417
1,150		McCormick & Co., Inc.	38,583
2,150	@	Safeway, Inc.	43,430
7,350		Sara Lee Corp.	162,655
1,900		Supervalu, Inc.	50,084
2,700		Sysco Corp.	86,778
1,950		WM Wrigley Jr. Co.	120,959

			1,367,774

		Forest Products and Paper: 0.1%
4,250		Georgia-Pacific Corp.	144,415
4,950		International Paper Co.	198,099
1,500		Louisiana-Pacific Corp.	37,050
2,850		MeadWestvaco Corp.	85,928
900		Plum Creek Timber Co., Inc.	29,736
550		Temple-Inland, Inc.	37,554
2,300		Weyerhaeuser Co.	143,773

			676,555

		Gas: 0.0%
1,700		KeySpan Corp.	64,770
3,100		Sempra Energy	112,065

			176,835

		Hand/Machine Tools: 0.0%
1,300		Black & Decker Corp.	89,609
300		Snap-On, Inc.	9,531
900		Stanley Works	38,934

			138,074

		PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI		as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Healthcare-Products: 0.8%
550		Bausch & Lomb, Inc.	$36,273
2,250		Baxter Intl., Inc.	68,715
3,950		Becton Dickinson & Co.	190,074
2,850		Biomet, Inc.	130,103
8,300	@	Boston Scientific Corp.	296,559
1,150		CR Bard, Inc.	64,515
1,150		Guidant Corp.	68,770
32,750		Johnson & Johnson	1,902,774
11,050		Medtronic, Inc.	549,738
1,800	@	St. Jude Medical, Inc.	121,050
3,600		Stryker Corp.	163,080
3,700	@	Zimmer Holdings, Inc.	263,810

			3,855,461

		Healthcare-Services: 0.3%
1,900		Aetna, Inc.	176,035
2,500	@	Anthem, Inc.	203,100
2,550	@	Humana, Inc.	48,450
850		Manor Care, Inc.	26,070
450		Quest Diagnostics	38,520
8,200		UnitedHealth Group, Inc.	542,266
2,600	@	WellPoint Health Networks	255,268

			1,289,709

		Home Builders: 0.0%
1,400		Centex Corp.	64,078

			64,078

		Home Furnishings: 0.0%
1,800		Leggett & Platt, Inc.	48,402
900		Whirlpool Corp.	55,026

			103,428

		Household Products/Wares: 0.1%
1,350		Avery Dennison Corp.	83,903
2,000		Clorox Co.	105,680
1,300		Fortune Brands, Inc.	95,095

			284,678

		PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI		as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Insurance: 1.2%
4,400	@@	ACE Ltd.	$169,620
5,100		Aflac, Inc.	204,510
8,750		Allstate Corp.	413,087
1,100		AMBAC Financial Group, Inc.	83,050
24,400		American Intl. Group, Inc.	1,738,255
2,850		AON Corp.	73,958
2,650		Chubb Corp.	180,227
2,400		Cigna Corp.	159,744
1,680		Cincinnati Financial Corp.	67,788
3,900		Hartford Financial Services Group, Inc.	238,524
1,350		Jefferson-Pilot Corp.	64,665
2,100		Lincoln National Corp.	95,130
2,900		Loews Corp.	164,720
2,100		Marsh & McLennan Cos., Inc.	93,849
1,650		MBIA, Inc.	94,496
9,350		Metlife, Inc.	348,287
1,450		MGIC Investment Corp.	98,992
3,250		Principal Financial Group	112,808
2,600		Progressive Corp.	208,780
5,300		Prudential Financial, Inc.	244,753
1,800		Safeco Corp.	86,706
6,100		St. Paul Travelers Cos., Inc.	211,609
1,000		Torchmark Corp.	51,480
3,000		UnumProvident Corp.	48,540
1,750	@@	XL Capital Ltd.	122,850

			5,376,428

		Internet: 0.2%
5,950	@	eBay, Inc.	514,913
5,200	@	Symantec Corp.	249,392
12,300	@	Yahoo!, Inc.	350,673

			1,114,978

		Iron/Steel: 0.0%
800		Nucor Corp.	62,632
1,650		United States Steel Corp.	60,902

			123,534

		Leisure Time: 0.1%
1,000		Brunswick Corp.	39,310
6,250		Carnival Corp.	286,188
3,650		Harley-Davidson, Inc.	222,723
2,200		Sabre Holdings Corp. - Class A	50,600

			598,821

		PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI		as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Lodging: 0.1%
1,000		Harrah’s Entertainment, Inc.	$48,190
3,250		Hilton Hotels Corp.	58,013
2,250		Marriott Intl., Inc.	106,762
2,050		Starwood Hotels & Resorts Worldwide, Inc.	90,610

			303,575

		Machinery-Construction and Mining: 0.1%
3,400		Caterpillar, Inc.	247,180

			247,180

		Machinery-Diversified: 0.1%
500		Cummins, Inc.	33,645
2,300		Deere & Co.	145,521
2,500		Rockwell Automation, Inc.	97,500

			276,666

		Media: 0.6%
2,350		Clear Channel Communications, Inc.	78,749
8,100	@	Comcast Corp.	228,177
700		Dow Jones & Co., Inc.	28,735
2,700		Gannett Co., Inc.	228,690
800		Knight-Ridder, Inc.	51,544
3,250		McGraw-Hill Cos., Inc.	246,123
600		Meredith Corp.	30,048
1,350		New York Times Co.	54,837
41,250	@	Time Warner, Inc.	674,437
2,850		Tribune Co.	118,988
15,700		Viacom, Inc.	522,966
18,500		Walt Disney Co.	415,325

			2,678,619

		Mining: 0.1%
4,100		Alcoa, Inc.	132,758
1,550		Phelps Dodge Corp.	126,418

			259,176

		PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI		as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Miscellaneous Manufacturing: 1.4%
9,900		3M Co.	$815,364
800		Cooper Industries Ltd.	44,176
2,800		Danaher Corp.	143,976
2,000		Dover Corp.	75,460
2,600		Eastman Kodak Co.	76,908
1,450		Eaton Corp.	87,508
98,750		General Electric Co.	3,238,012
8,600		Honeywell Intl., Inc.	309,428
3,050		Illinois Tool Works, Inc.	278,435
1,700	@@	Ingersoll-Rand Co.	110,517
1,000		ITT Industries, Inc.	79,100
1,100		Pall Corp.	26,796
1,400		Textron, Inc.	88,886
31,100	@@	Tyco Intl. Ltd.	974,051

			6,348,617

		Office/Business Equipment: 0.0%
2,400		Pitney Bowes, Inc.	104,544
9,200	@	Xerox Corp.	123,556

			228,100

		Oil and Gas: 1.4%
1,050		Amerada Hess Corp.	84,525
2,000		Anadarko Petroleum Corp.	118,440
2,600		Apache Corp.	116,194
6,150		Burlington Resources, Inc.	222,815
14,900		ChevronTexaco Corp.	1,452,749
7,600		ConocoPhillips	565,668
3,350		Devon Energy Corp.	217,114
1,050		EOG Resources, Inc.	60,659
61,100		Exxon Mobil Corp.	2,816,709
1,300		Kerr-McGee Corp.	68,614
3,700		Marathon Oil Corp.	134,199
700	@, @@	Nabors Industries Ltd.	30,870
1,100	@	Noble Corp.	44,242
4,300		Occidental Petroleum Corp.	222,095
750		Sunoco, Inc.	46,125
1,650	@	Transocean, Inc.	50,655
2,550		Unocal Corp.	95,217
2,300		Valero Energy Corp.	151,869

			6,498,759

		PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI		as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Oil and Gas Services: 0.1%
1,600		Baker Hughes, Inc.	$62,928
1,450	@	BJ Services Co.	69,673
5,500		Schlumberger Ltd.	339,900

			472,501

		Packaging and Containers: 0.0%
1,200		Ball Corp.	44,808
1,000		Bemis Co.	26,430
1,500	@	Pactiv Corp.	35,475
800	@	Sealed Air Corp.	39,296

			146,009

		Pharmaceuticals: 1.4%
6,150		Abbott Laboratories	256,394
1,350		Allergan, Inc.	100,778
1,300		AmerisourceBergen Corp.	70,330
22,900		Bristol-Myers Squibb Co.	543,417
4,250		Cardinal Health, Inc.	192,100
4,150	@	Caremark Rx, Inc.	119,105
10,300		Eli Lilly & Co.	653,534
700	@	Express Scripts, Inc.	44,240
3,400	@	Forest Laboratories, Inc.	155,890
2,050	@	Gilead Sciences, Inc.	141,717
2,050	@	Hospira, Inc.	56,785
3,650	@	King Pharmaceuticals, Inc.	45,479
2,399	@	Medco Health Solutions, Inc.	74,921
20,850		Merck & Co., Inc.	937,624
71,500		Pfizer, Inc.	2,335,904
1,100	@	Watson Pharmaceuticals, Inc.	30,294
12,000		Wyeth	438,840

			6,197,352

		Pipelines: 0.0%
1,100		Kinder Morgan, Inc.	66,550
4,150		Williams Cos., Inc.	49,344

			115,894

		Real Estate Investment Trusts: 0.0%
1,650		Prologis	59,648
1,150		Simon Property Group, Inc.	64,342

			123,990

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Retail: 1.6%
3,550	@	Bed Bath & Beyond, Inc.	$132,841
3,000		Best Buy Co., Inc.	139,560
50		Circuit City Stores, Inc.	649
6,000	@	Costco Wholesale Corp.	247,020
4,000		CVS Corp.	160,000
2,600		Darden Restaurants, Inc.	54,626
4,350		Dollar General Corp.	85,695
1,600		Federated Department Stores	69,440
14,150		Gap, Inc.	265,171
20,250		Home Depot, Inc.	740,339
4,500		J.C. Penney Co., Inc. Holding Co.	172,440
1,650	@	Kohl's Corp.	81,642
7,200		Limited Brands	144,576
7,050		Lowe's Cos., Inc.	350,385
2,750		May Department Stores Co.	67,403
11,600		McDonald's Corp.	313,432
2,300		Nordstrom, Inc.	85,399
4,600	@	Office Depot, Inc.	73,646
2,650		RadioShack Corp.	71,391
8,300		Staples, Inc.	238,044
4,900	@	Starbucks Corp.	211,876
8,350		Target Corp.	372,243
5,050		TJX Cos., Inc.	106,858
2,450	@	Toys R US, Inc.	39,788
38,850		Wal-Mart Stores, Inc.	2,046,229
12,450		Walgreen Co.	453,802
1,800		Wendy's Intl., Inc.	61,866
2,700		Yum! Brands, Inc.	107,217

			6,893,578

		Savings and Loans: 0.1%
1,500		Golden West Financial Corp.	162,345
3,350		Sovereign Bancorp, Inc.	73,231
8,450		Washington Mutual, Inc.	328,114

			563,690

		Semiconductors: 0.6%
4,600	@	Advanced Micro Devices, Inc.	52,578
5,250	@	Altera Corp.	99,330
4,100		Analog Devices, Inc.	142,352
16,550	@	Applied Materials, Inc.	262,980
1,700	@	Broadcom Corp.	46,138
60,350		Intel Corp.	1,284,851
700	@	KLA-Tencor Corp.	26,152
3,000		Linear Technology Corp.	107,310
5,750	@	LSI Logic Corp.	27,773
2,950		Maxim Integrated Products	128,119
3,300	@	National Semiconductor Corp.	43,989
700	@	Novellus Systems, Inc.	17,101
15,550		Texas Instruments, Inc.	303,846
1,500	@	Xilinx, Inc.	41,145

			2,583,664

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Software: 1.1%
2,650		Adobe Systems, Inc.	$121,556
1,800		Autodesk, Inc.	79,938
5,800		Automatic Data Processing, Inc.	230,665
3,450	@	BMC Software, Inc.	51,647
3,200	@	Citrix Systems, Inc.	50,912
5,750		Computer Associates Intl., Inc.	139,265
6,550	@	Compuware Corp.	29,672
2,650	@	Electronic Arts, Inc.	131,917
7,967		First Data Corp.	336,605
2,000	@	Fiserv, Inc.	69,560
3,900		IMS Health, Inc.	90,987
1,900	@	Intuit, Inc.	80,351
1,000	@	Mercury Interactive Corp.	34,510
101,000		Microsoft Corp.	2,757,299
3,500	@	Novell, Inc.	20,650
80,350	@	Oracle Corp.	801,089
4,650	@	PeopleSoft, Inc.	80,910
4,950	@	Siebel Systems, Inc.	37,670
5,800	@	Veritas Software Corp.	96,976

			5,242,179

		Telecommunications: 1.3%
4,250		Alltel Corp.	232,263
7,900		AT&T Corp.	116,762
4,050	@	Avaya, Inc.	49,086
18,750		BellSouth Corp.	501,750
1,500		CenturyTel, Inc.	48,285
63,100	@	Cisco Systems, Inc.	1,183,755
3,600	@	Citizens Communications Co.	45,468
2,850	@	Comverse Technology, Inc.	49,904
12,500	@	Corning, Inc.	126,500
29,700		Motorola, Inc.	479,655
11,400	@	Nextel Communications, Inc.	264,366
14,700		Qualcomm, Inc.	559,335
33,750		SBC Communications, Inc.	870,413
2,250		Scientific-Atlanta, Inc.	61,290
4,000	@	Tellabs, Inc.	36,280
28,300		Verizon Communications, Inc.	1,110,774

			5,735,886

		Textiles: 0.0%
1,550		Cintas Corp.	63,566

			63,566

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of August 31, 2004 (Unaudited) (continued)

Shares		Value

	Toys/Games/Hobbies: 0.0%
2,100	Hasbro, Inc.	$38,913
4,400	Mattel, Inc.	70,796

		109,709

	Transportation: 0.3%
3,350	Burlington Northern Santa Fe Corp.	119,930
4,000	FedEx Corp.	327,960
3,900	Norfolk Southern Corp.	110,760
1,000	Ryder System, Inc.	43,810
10,600	United Parcel Service, Inc.	774,330

		1,376,790

	Total Common Stock (Cost $100,218,029)	99,400,827

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 61.1%
	Federal Home Loan Bank: 9.6%
$50,000,000	3.520%, due 04/22/08	$44,085,100

		44,085,100

	Federal National Mortgage Association: 48.3%
250,000,000	3.520%, due 04/22/08	220,425,499

		220,425,499

	Other: 3.2%
16,301,000	Financing Corp. FICO STRIP, due 04/06/08	14,481,173

		14,481,173

	Total U.S. Government Agency Obligations
	(Cost $281,346,881)	278,991,772

U.S. TREASURY OBLIGATIONS: 16.9%
	U.S. Treasury STRIP: 16.9%
85,355,000	2.970%, due 02/15/08	77,140,179

	Total U.S. Treasury Obligations
	(Cost $76,049,008)	77,140,179

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount				Value

		Total Long-Term Investments
		(Cost $457,613,918)		455,532,778

SHORT-TERM INVESTMENTS: 0.7%
		Repurchase Agreement: 0.7%
3,412,000		Morgan Stanley Repurchase Agreement dated 08/31/04,
		1.570%, due 09/01/04, $3,412,149 to be received
		upon repurchase (Collateralized by $3,440,000
		Federal National Mortgage Association, 3.125%,
		Market Value plus accrued interest $3,484,903,
		due 07/15/06)		3,412,000

		Total Short-Term Investments
		(Cost $3,412,000)		3,412,000

		Total Investments In Securities
		(Cost $461,025,918)*	100.4%	$458,944,778
		Other Assets and Liabilities—Net	(0.4)	(1,798,193)

		Net Assets	100.0%	$457,146,585

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $462,593,852. Net
		unrealized depreciation consists of:
		Gross Unrealized Appreciation		$3,173,959
		Gross Unrealized Depreciation		(6,823,033)

		Net Unrealized Depreciation		$(3,649,074)

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 20.5%
		Advertising: 0.0%
2,100	@	Interpublic Group of Cos., Inc.	$22,155
1,000		Omnicom Group, Inc.	68,810

			90,965

		Aerospace/Defense: 0.4%
6,250		Boeing Co.	326,374
1,450		General Dynamics Corp.	141,578
950		Goodrich Corp.	30,172
2,250		Lockheed Martin Corp.	121,005
1,550		Northrop Grumman Corp.	80,058
1,950		Raytheon Co.	67,724
800		Rockwell Collins, Inc.	27,512
2,250		United Technologies Corp.	211,298

			1,005,721

		Agriculture: 0.3%
9,250		Altria Group, Inc.	452,788
1,400		Archer-Daniels-Midland Co.	22,358
1,150		Monsanto Co.	42,090
800		Reynolds American, Inc.	60,400
1,000		UST, Inc.	40,120

			617,756

		Apparel: 0.1%
1,000		Jones Apparel Group, Inc.	35,690
900		Liz Claiborne, Inc.	34,263
2,000		Nike, Inc.	150,620
200		Reebok Intl. Ltd.	6,794
800		VF Corp.	39,472

			266,839

		Auto Manufacturers: 0.1%
13,650		Ford Motor Co.	192,601
1,250		General Motors Corp.	51,638
1,250		PACCAR, Inc.	75,238

			319,477

		Auto Parts and Equipment: 0.0%
1,100		Dana Corp.	20,757
1,000		Johnson Controls, Inc.	56,300

			77,057

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Banks: 1.5%
1,750		AmSouth Bancorp	$45,588
18,306		Bank of America Corp.	823,403
2,450		BB&T Corp.	97,976
1,300		Charter One Financial, Inc.	57,811
1,200		Comerica, Inc.	72,180
1,150		Fifth Third Bancorp	57,282
700		First Horizon National Corp.	31,829
1,300		Huntington Bancshares, Inc.	32,071
2,350		KeyCorp	73,673
500		M & T Bank Corp.	47,490
1,050		Marshall & Ilsley Corp.	42,084
2,100		Mellon Financial Corp.	60,606
2,900		National City Corp.	109,591
350		North Fork Bancorporation, Inc.	14,679
1,000		Northern Trust Corp.	43,050
1,250		PNC Financial Services Group, Inc.	67,088
2,260		Regions Financial Corp.	72,975
1,600		SouthTrust Corp.	66,160
1,450		State Street Corp.	65,453
1,200		SunTrust Banks, Inc.	81,720
1,750		Synovus Financial Corp.	44,450
3,900		The Bank of New York Co., Inc.	116,220
8,200		US Bancorp	241,899
8,050		Wachovia Corp.	377,625
7,600		Wells Fargo & Co.	446,499
400		Zions Bancorporation	24,912

			3,214,314

		Beverages: 0.5%
3,550		Anheuser-Busch Cos., Inc.	187,440
600		Brown-Forman Corp.	28,494
10,950		Coca-Cola Co.	489,574
1,950		Coca-Cola Enterprises, Inc.	40,268
1,400		Pepsi Bottling Group, Inc.	37,506
7,400		PepsiCo, Inc.	370,000

			1,153,282

		Biotechnology: 0.2%
5,500	@	Amgen, Inc.	326,095
1,450	@	Biogen Idec, Inc.	86,029
950	@	Chiron Corp.	40,261
550	@	Genzyme Corp.	29,700

			482,085

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Building Materials: 0.1%
1,600	@	American Standard Cos., Inc.	$60,176
2,500		Masco Corp.	80,325
500		Vulcan Materials Co.	23,835

			164,336

		Chemicals: 0.3%
500		Air Products & Chemicals, Inc.	26,190
500		Ashland, Inc.	25,715
4,450		Dow Chemical Co.	190,505
4,550		E.I. du Pont de Nemours & Co.	192,282
500		Eastman Chemical Co.	23,265
1,700		Ecolab, Inc.	50,864
900		Engelhard Corp.	25,443
400		International Flavors & Fragrances, Inc.	15,412
1,150		PPG Industries, Inc.	68,736
1,500		Praxair, Inc.	60,870
1,300		Rohm & Haas Co.	52,689
700		Sherwin-Williams Co.	28,910
400		Sigma-Aldrich Corp.	22,916

			783,797

		Commercial Services: 0.2%
900	@	Apollo Group, Inc.	70,200
5,900		Cendant Corp.	127,617
300		Deluxe Corp.	12,816
700		Equifax, Inc.	17,080
1,050		H&R Block, Inc.	50,673
1,600		McKesson Corp.	49,520
850		Moody's Corp.	58,276
2,600		Paychex, Inc.	77,142
1,200		Robert Half Intl., Inc.	29,400
950		RR Donnelley & Sons Co.	29,194

			521,918

		Computers: 0.8%
2,400	@	Apple Computer, Inc.	82,776
800	@	Computer Sciences Corp.	37,080
14,850	@	Dell, Inc.	517,373
10,700	@	EMC Corp.	115,239
1,100	@	Gateway, Inc.	4,829
13,300		Hewlett-Packard Co.	237,936
7,550		International Business Machines Corp.	639,409
550	@	Lexmark Intl., Inc.	48,648
550	@	NCR Corp.	24,294
2,150	@	Network Appliance, Inc.	43,151
14,550	@	Sun Microsystems, Inc.	55,872
1,850	@	Sungard Data Systems, Inc.	42,550
1,600	@	Unisys Corp.	16,064

			1,865,221

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Cosmetics/Personal Care: 0.8%
450		Alberto-Culver Co.	$21,731
2,050		Avon Products, Inc.	90,569
2,650		Colgate-Palmolive Co.	143,100
6,100		Gillette Co.	259,250
3,050		Kimberly-Clark Corp.	203,435
18,950		Procter & Gamble Co.	1,060,631

			1,778,716

		Distribution/Wholesale: 0.0%
1,000		Genuine Parts Co.	37,910
800		WW Grainger, Inc.	42,728

			80,638

		Diversified Financial Services: 1.8%
5,600		American Express Co.	280,111
650		Bear Stearns Cos., Inc.	57,148
1,200		Capital One Financial Corp.	81,312
23,250		Citigroup, Inc.	1,082,984
4,198		Countrywide Financial Corp.	149,239
2,400	@	E*TRADE Financial Corp.	28,272
4,200		Fannie Mae	312,689
600		Federated Investors, Inc.	17,310
1,300		Franklin Resources, Inc.	69,251
3,000		Freddie Mac	201,360
2,100		Goldman Sachs Group, Inc.	188,265
1,550		Janus Capital Group, Inc.	21,297
15,494		JPMorgan Chase & Co.	613,252
1,250		Lehman Brothers Holdings, Inc.	92,363
5,600		MBNA Corp.	135,184
4,150		Merrill Lynch & Co., Inc.	211,941
4,950		Morgan Stanley	251,114
2,200	@	Providian Financial Corp.	31,768
1,900		SLM Corp.	74,138
250		T. Rowe Price Group, Inc.	12,383

			3,911,381

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Electric: 0.5%
5,270	@	AES Corp.	$53,174
350		Ameren Corp.	16,377
2,000		American Electric Power Co., Inc.	65,460
1,980		CenterPoint Energy, Inc.	21,661
1,000		Cinergy Corp.	40,480
1,350		Consolidated Edison, Inc.	56,970
700		Constellation Energy Group, Inc.	28,770
950		DTE Energy Co.	39,254
4,050		Duke Energy Corp.	89,667
1,520		Edison Intl.	40,858
1,200		Entergy Corp.	72,360
2,850		Exelon Corp.	105,022
1,450		FirstEnergy Corp.	58,348
900		FPL Group, Inc.	62,280
450		NiSource, Inc.	9,360
1,750	@	PG&E Corp.	51,083
600		Pinnacle West Capital Corp.	25,326
1,050		PPL Corp.	50,222
1,050		Progress Energy, Inc.	46,085
450		Public Service Enterprise Group, Inc.	19,053
3,150		Southern Co.	95,602
2,250		TXU Corp.	93,667
1,800		Xcel Energy, Inc.	31,770

			1,172,849

		Electrical Components and Equipment: 0.0%
1,850		Emerson Electric Co.	115,163

			115,163

		Electronics: 0.1%
2,500	@	Agilent Technologies, Inc.	51,250
1,400		Applera Corp. - Applied Biosystems Group	26,656
650	@	Fisher Scientific Intl.	37,031
800	@	Jabil Circuit, Inc.	16,504
950		Parker Hannifin Corp.	51,651
900		PerkinElmer, Inc.	15,732
2,350	@	Sanmina-SCI Corp.	16,262
5,100	@	Solectron Corp.	26,316
300		Tektronix, Inc.	8,571
900	@	Thermo Electron Corp.	23,643
800	@	Waters Corp.	34,648

			308,264

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Entertainment: 0.0%
2,000		International Game Technology	$57,700

			57,700

		Environmental Control: 0.0%
550	@	Allied Waste Industries, Inc.	5,632
2,600		Waste Management, Inc.	72,254

			77,886

		Food: 0.3%
2,150		Albertson's, Inc.	52,847
2,350		ConAgra Foods, Inc.	61,570
1,950		General Mills, Inc.	92,137
1,150		Hershey Foods Corp.	55,522
1,550		HJ Heinz Co.	58,761
2,050		Kellogg Co.	86,059
1,550	@	Kroger Co.	25,622
900		McCormick & Co., Inc.	30,195
1,050	@	Safeway, Inc.	21,210
4,000		Sara Lee Corp.	88,520
650		Supervalu, Inc.	17,134
1,550		Sysco Corp.	49,817
1,200		WM Wrigley Jr. Co.	74,436

			713,830

		Forest Products and Paper: 0.1%
2,000		Georgia-Pacific Corp.	67,960
2,300		International Paper Co.	92,046
700		Louisiana-Pacific Corp.	17,290
1,200		MeadWestvaco Corp.	36,180
850		Plum Creek Timber Co., Inc.	28,084
350		Temple-Inland, Inc.	23,898
1,100		Weyerhaeuser Co.	68,761

			334,219

		Gas: 0.0%
900		KeySpan Corp.	34,290
1,300		Sempra Energy	46,995

			81,285

		Hand/Machine Tools: 0.0%
600		Black & Decker Corp.	41,358
100		Snap-On, Inc.	3,177
450		Stanley Works	19,467

			64,002

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Healthcare-Products: 0.8%
300		Bausch & Lomb, Inc.	$19,785
1,100		Baxter Intl., Inc.	33,594
2,050		Becton Dickinson & Co.	98,646
1,550		Biomet, Inc.	70,758
3,650	@	Boston Scientific Corp.	130,415
800		CR Bard, Inc.	44,880
800		Guidant Corp.	47,840
16,000		Johnson & Johnson	929,599
5,300		Medtronic, Inc.	263,674
850	@	St. Jude Medical, Inc.	57,163
1,700		Stryker Corp.	77,010
1,750	@	Zimmer Holdings, Inc.	124,775

			1,898,139

		Healthcare-Services: 0.3%
1,050		Aetna, Inc.	97,283
1,050	@	Anthem, Inc.	85,302
1,350	@	Humana, Inc.	25,650
700		Manor Care, Inc.	21,469
200		Quest Diagnostics	17,120
3,900		UnitedHealth Group, Inc.	257,907
1,150	@	WellPoint Health Networks	112,907

			617,638

		Home Builders: 0.0%
650		Centex Corp.	29,751
300		KB Home	20,631

			50,382

		Home Furnishings: 0.0%
1,200		Leggett & Platt, Inc.	32,268
300		Whirlpool Corp.	18,342

			50,610

		Household Products/Wares: 0.1%
650		Avery Dennison Corp.	40,398
1,200		Clorox Co.	63,408
700		Fortune Brands, Inc.	51,205

			155,011

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Insurance: 1.1%
2,100	@@	ACE Ltd.	$80,955
2,550		Aflac, Inc.	102,255
4,200		Allstate Corp.	198,281
550		AMBAC Financial Group, Inc.	41,525
11,700		American Intl. Group, Inc.	833,507
1,400		AON Corp.	36,330
1,250		Chubb Corp.	85,013
1,000		Cigna Corp.	66,560
945		Cincinnati Financial Corp.	38,131
1,700		Hartford Financial Services Group, Inc.	103,972
700		Jefferson-Pilot Corp.	33,530
1,350		Lincoln National Corp.	61,155
1,350		Loews Corp.	76,680
900		Marsh & McLennan Cos., Inc.	40,221
850		MBIA, Inc.	48,680
4,500		Metlife, Inc.	167,624
650		MGIC Investment Corp.	44,376
1,350		Principal Financial Group	46,859
1,250		Progressive Corp.	100,375
2,300		Prudential Financial, Inc.	106,213
700		Safeco Corp.	33,719
2,950		St. Paul Travelers Cos., Inc.	102,336
700		Torchmark Corp.	36,036
1,450		UnumProvident Corp.	23,461
850	@@	XL Capital Ltd.	59,670

			2,567,464

		Internet: 0.2%
2,850	@	eBay, Inc.	246,639
2,300	@	Symantec Corp.	110,308
5,900	@	Yahoo!, Inc.	168,209

			525,156

		Iron/Steel: 0.0%
500		Nucor Corp.	39,145
800		United States Steel Corp.	29,528

			68,673

		Leisure Time: 0.1%
400		Brunswick Corp.	15,724
2,750		Carnival Corp.	125,923
1,750		Harley-Davidson, Inc.	106,785
550		Sabre Holdings Corp. - Class A	12,650

			261,082

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Lodging: 0.1%
500		Harrah's Entertainment, Inc.	$24,095
1,700		Hilton Hotels Corp.	30,345
950		Marriott Intl., Inc.	45,078
950		Starwood Hotels & Resorts Worldwide, Inc.	41,990

			141,508

		Machinery-Construction and Mining: 0.1%
1,700		Caterpillar, Inc.	123,590

			123,590

		Machinery-Diversified: 0.1%
250		Cummins, Inc.	16,823
1,100		Deere & Co.	69,597
1,050		Rockwell Automation, Inc.	40,950

			127,370

		Media: 0.5%
1,100		Clear Channel Communications, Inc.	36,861
3,900	@	Comcast Corp.	109,863
300		Dow Jones & Co., Inc.	12,315
1,150		Gannett Co., Inc.	97,405
150		Knight-Ridder, Inc.	9,665
1,600		McGraw-Hill Cos., Inc.	121,168
300		Meredith Corp.	15,024
650		New York Times Co.	26,403
19,800	@	Time Warner, Inc.	323,729
1,600		Tribune Co.	66,800
7,500		Viacom, Inc.	249,825
8,850		Walt Disney Co.	198,683

			1,267,741

		Mining: 0.1%
2,050		Alcoa, Inc.	66,379
650		Phelps Dodge Corp.	53,014

			119,393

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Miscellaneous Manufacturing: 1.4%
4,750		3M Co.	$391,210
500		Cooper Industries Ltd.	27,610
1,550		Danaher Corp.	79,701
1,250		Dover Corp.	47,163
1,700		Eastman Kodak Co.	50,286
700		Eaton Corp.	42,245
47,400		General Electric Co.	1,554,245
3,700		Honeywell Intl., Inc.	133,126
1,350		Illinois Tool Works, Inc.	123,242
750	@@	Ingersoll-Rand Co.	48,758
450		ITT Industries, Inc.	35,595
600		Pall Corp.	14,616
700		Textron, Inc.	44,443
14,950	@@	Tyco Intl. Ltd.	468,233

			3,060,473

		Office/Business Equipment: 0.0%
1,200		Pitney Bowes, Inc.	52,272
4,250	@	Xerox Corp.	57,078

			109,350

		Oil and Gas: 1.4%
450		Amerada Hess Corp.	36,225
950		Anadarko Petroleum Corp.	56,259
1,250		Apache Corp.	55,863
2,600		Burlington Resources, Inc.	94,198
7,150		ChevronTexaco Corp.	697,124
3,650		ConocoPhillips	271,669
1,600		Devon Energy Corp.	103,696
500		EOG Resources, Inc.	28,885
29,350		Exxon Mobil Corp.	1,353,034
900		Kerr-McGee Corp.	47,502
2,150		Marathon Oil Corp.	77,981
250	@, @@	Nabors Industries Ltd.	11,025
850	@	Noble Corp.	34,187
2,050		Occidental Petroleum Corp.	105,883
350		Sunoco, Inc.	21,525
600	@	Transocean, Inc.	18,420
1,200		Unocal Corp.	44,808
1,050		Valero Energy Corp.	69,332

			3,127,616

		Oil and Gas Services: 0.1%
750		Baker Hughes, Inc.	29,498
900	@	BJ Services Co.	43,245
2,650		Schlumberger Ltd.	163,770

			236,513

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Packaging and Containers: 0.0%
800		Ball Corp.	$29,872
400		Bemis Co.	10,572
800	@	Pactiv Corp.	18,920
400	@	Sealed Air Corp.	19,648

			79,012

		Pharmaceuticals: 1.3%
2,700		Abbott Laboratories	112,563
650		Allergan, Inc.	48,523
650		AmerisourceBergen Corp.	35,165
8,400		Bristol-Myers Squibb Co.	199,332
2,200		Cardinal Health, Inc.	99,440
2,000	@	Caremark Rx, Inc.	57,400
4,950		Eli Lilly & Co.	314,077
500	@	Express Scripts, Inc.	31,600
1,650	@	Forest Laboratories, Inc.	75,653
1,000	@	Gilead Sciences, Inc.	69,130
1,000	@	Hospira, Inc.	27,700
1,000	@	King Pharmaceuticals, Inc.	12,460
1,141	@	Medco Health Solutions, Inc.	35,633
9,700		Merck & Co., Inc.	436,208
34,300		Pfizer, Inc.	1,120,580
400	@	Watson Pharmaceuticals, Inc.	11,016
5,750		Wyeth	210,278

			2,896,758

		Pipelines: 0.0%
600		Kinder Morgan, Inc.	36,300
2,450		Williams Cos., Inc.	29,131

			65,431

		Real Estate Investment Trusts: 0.0%
800		Prologis	28,920
500		Simon Property Group, Inc.	27,975

			56,895

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Retail: 1.5%
1,700	@	Bed Bath & Beyond, Inc.	$63,614
1,700		Best Buy Co., Inc.	79,084
100		Circuit City Stores, Inc.	1,297
2,650	@	Costco Wholesale Corp.	109,101
1,750		CVS Corp.	70,000
1,250		Darden Restaurants, Inc.	26,263
2,100		Dollar General Corp.	41,370
750		Federated Department Stores	32,550
6,800		Gap, Inc.	127,432
9,700		Home Depot, Inc.	354,631
2,400		J.C. Penney Co., Inc. Holding Co.	91,968
700	@	Kohl's Corp.	34,636
3,450		Limited Brands	69,276
3,400		Lowe's Cos., Inc.	168,980
1,800		May Department Stores Co.	44,118
5,550		McDonald's Corp.	149,961
1,100		Nordstrom, Inc.	40,843
2,050	@	Office Depot, Inc.	32,821
1,150		RadioShack Corp.	30,981
4,300		Staples, Inc.	123,324
2,350	@	Starbucks Corp.	101,614
4,000		Target Corp.	178,320
2,600		TJX Cos., Inc.	55,016
1,200	@	Toys R US, Inc.	19,488
18,650		Wal-Mart Stores, Inc.	982,295
6,000		Walgreen Co.	218,699
850		Wendy's Intl., Inc.	29,215
1,700		Yum! Brands, Inc.	67,507

			3,344,404

		Savings and Loans: 0.1%
650		Golden West Financial Corp.	70,350
2,000		Sovereign Bancorp, Inc.	43,720
3,800		Washington Mutual, Inc.	147,554

			261,624

		Semiconductors: 0.5%
2,200	@	Advanced Micro Devices, Inc.	25,146
2,900	@	Altera Corp.	54,868
2,000		Analog Devices, Inc.	69,440
7,300	@	Applied Materials, Inc.	115,997
750	@	Broadcom Corp.	20,355
28,950		Intel Corp.	616,345
350	@	KLA-Tencor Corp.	13,076
1,350		Linear Technology Corp.	48,290
2,950	@	LSI Logic Corp.	14,249
1,400		Maxim Integrated Products	60,802
1,600	@	National Semiconductor Corp.	21,328
700	@	Novellus Systems, Inc.	17,101
7,450		Texas Instruments, Inc.	145,572
750	@	Xilinx, Inc.	20,573

			1,243,142

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Software: 1.1%
1,200		Adobe Systems, Inc.	$55,044
800		Autodesk, Inc.	35,528
2,600		Automatic Data Processing, Inc.	103,402
1,550	@	BMC Software, Inc.	23,204
1,600	@	Citrix Systems, Inc.	25,456
2,550		Computer Associates Intl., Inc.	61,761
2,200	@	Compuware Corp.	9,966
1,500	@	Electronic Arts, Inc.	74,670
3,849		First Data Corp.	162,620
1,000	@	Fiserv, Inc.	34,780
1,600		IMS Health, Inc.	37,328
1,100	@	Intuit, Inc.	46,519
500	@	Mercury Interactive Corp.	17,255
48,450		Microsoft Corp.	1,322,684
1,950	@	Novell, Inc.	11,505
38,550	@	Oracle Corp.	384,343
2,250	@	PeopleSoft, Inc.	39,150
2,350	@	Siebel Systems, Inc.	17,884
2,500	@	Veritas Software Corp.	41,800

			2,504,899

		Telecommunications: 1.2%
1,900		Alltel Corp.	103,835
4,100		AT&T Corp.	60,598
1,950	@	Avaya, Inc.	23,634
9,000		BellSouth Corp.	240,840
600		CenturyTel, Inc.	19,314
30,250	@	Cisco Systems, Inc.	567,489
1,950	@	Citizens Communications Co.	24,629
1,500	@	Comverse Technology, Inc.	26,265
6,750	@	Corning, Inc.	68,310
14,250		Motorola, Inc.	230,138
5,000	@	Nextel Communications, Inc.	115,950
7,100		Qualcomm, Inc.	270,155
16,200		SBC Communications, Inc.	417,798
1,200		Scientific-Atlanta, Inc.	32,688
2,700	@	Tellabs, Inc.	24,489
13,550		Verizon Communications, Inc.	531,837

			2,757,969

		Textiles: 0.0%
750		Cintas Corp.	30,758

			30,758

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2004 (Unaudited) (continued)

Shares		Value

	Toys/Games/Hobbies: 0.0%
1,000	Hasbro, Inc.	$18,530
2,250	Mattel, Inc.	36,203

		54,733

	Transportation: 0.3%
1,600	Burlington Northern Santa Fe Corp.	57,280
1,700	FedEx Corp.	139,383
1,750	Norfolk Southern Corp.	49,700
400	Ryder System, Inc.	17,524
5,100	United Parcel Service, Inc.	372,555

		636,442

	Total Common Stock
	(Cost $46,656,726)	47,698,477

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 57.0%
	Federal Home Loan Mortgage Corporation: 27.6%
$73,000,000	3.470%, due 06/26/08	$64,340,375

		64,340,375

	Federal National Mortgage Association: 29.4%
72,000,000	3.510%, due 05/15/08	63,603,575
5,430,000	3.550%, due 05/15/08	4,790,064

		68,393,639

	Total U.S. Government Agency Obligations
	(Cost $136,316,999)	132,734,014
U.S. TREASURY OBLIGATIONS: 22.4%
	U.S. Treasury STRIP: 22.4%
58,477,000	3.090%, due 05/15/08	52,234,171

	Total U.S. Treasury Obligations
	(Cost $52,333,029)	52,234,171

	Total Long-Term Investments
	(Cost $235,306,754)	232,666,662

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2004 (Unaudited) (continued)

Shares				Value

SHORT-TERM INVESTMENTS: 0.4%
		Repurchase Agreement: 0.4%
1,014,000		Morgan Stanley Repurchase Agreement dated
		08/31/04, 1.570%, due 09/01/04, $1,014,044
		to be received upon repurchase (Collateralized by
		$1,025,000 Federal National Mortgage Association,
		3.125%, Market Value plus accrued interest
		$1,038,379, due 07/15/06)		$1,014,000

		Total Short-Term Investments
		(Cost $1,014,000)		1,014,000

		Total Investments In Securities
		(Cost $236,320,754)*	100.3%	$233,680,662
		Other Assets and Liabilities—Net	(0.3)	(644,133)

		Net Assets	100.0%	$233,036,529

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $236,523,383. Net
		unrealized depreciation consists of:
		Gross Unrealized Appreciation		$2,622,004
		Gross Unrealized Depreciation		(5,464,725)

		Net Unrealized Depreciation		$(2,842,721)

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2004 (Unaudited)

Shares			Value
COMMON STOCK: 22.6%
		Advertising: 0.0%
1,530	@	Interpublic Group of Cos., Inc.	$16,142
670		Omnicom Group, Inc.	46,102

			62,244

		Aerospace/Defense: 0.5%
4,920		Boeing Co.	256,921
1,190		General Dynamics Corp.	116,192
360		Goodrich Corp.	11,434
1,530		Lockheed Martin Corp.	82,283
1,200		Northrop Grumman Corp.	61,980
1,550		Raytheon Co.	53,832
520		Rockwell Collins, Inc.	17,883
1,750		United Technologies Corp.	164,343

			764,868

		Agriculture: 0.3%
6,990		Altria Group, Inc.	342,160
980		Archer-Daniels-Midland Co.	15,651
900		Monsanto Co.	32,940
570		Reynolds American, Inc.	43,035
450		UST, Inc.	18,054

			451,840

		Apparel: 0.1%
520		Jones Apparel Group, Inc.	18,559
330		Liz Claiborne, Inc.	12,563
1,520		Nike, Inc.	114,471
160		Reebok Intl. Ltd.	5,435
500		VF Corp.	24,670

			175,698

		Auto Manufacturers: 0.1%
10,780		Ford Motor Co.	152,106
620		General Motors Corp.	25,612
925		PACCAR, Inc.	55,676

			233,394

		Auto Parts and Equipment: 0.0%
830		Dana Corp.	15,662
650	@	Goodyear Tire & Rubber Co.	7,137
670		Johnson Controls, Inc.	37,721

			60,520

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Banks: 1.5%
1,280		AmSouth Bancorp	$33,344
13,830		Bank of America Corp.	622,072
1,850		BB&T Corp.	73,982
620		Charter One Financial, Inc.	27,571
790		Comerica, Inc.	47,519
650		Fifth Third Bancorp	32,377
310		First Horizon National Corp.	14,096
580		Huntington Bancshares, Inc.	14,309
1,600		KeyCorp	50,160
400		M & T Bank Corp.	37,992
770		Marshall & Ilsley Corp.	30,862
1,240		Mellon Financial Corp.	35,786
2,360		National City Corp.	89,184
490		North Fork Bancorporation, Inc.	20,551
610		Northern Trust Corp.	26,261
910		PNC Financial Services Group, Inc.	48,840
1,568		Regions Financial Corp.	50,631
1,150		SouthTrust Corp.	47,553
1,150		State Street Corp.	51,911
870		SunTrust Banks, Inc.	59,247
950		Synovus Financial Corp.	24,130
2,590		The Bank of New York Co., Inc.	77,182
6,490		US Bancorp	191,455
6,000		Wachovia Corp.	281,459
5,760		Wells Fargo & Co.	338,399
290		Zions Bancorporation	18,061

			2,344,934

		Beverages: 0.6%
2,760		Anheuser-Busch Cos., Inc.	145,728
400		Brown-Forman Corp.	18,996
8,290		Coca-Cola Co.	370,646
1,640		Coca-Cola Enterprises, Inc.	33,866
720		Pepsi Bottling Group, Inc.	19,289
5,830		PepsiCo, Inc.	291,500

			880,025

		Biotechnology: 0.2%
4,320	@	Amgen, Inc.	256,133
1,150	@	Biogen Idec, Inc.	68,230
540	@	Chiron Corp.	22,885
400	@	Genzyme Corp.	21,600
150	@	Millipore Corp.	7,545

			376,393

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Building Materials: 0.1%
990	@	American Standard Cos., Inc.	$37,234
1,870		Masco Corp.	60,083
310		Vulcan Materials Co.	14,778

			112,095

		Chemicals: 0.3%
350		Air Products & Chemicals, Inc.	18,333
150		Ashland, Inc.	7,715
3,180		Dow Chemical Co.	136,136
3,350		E.I. du Pont de Nemours & Co.	141,570
350		Eastman Chemical Co.	16,286
820		Ecolab, Inc.	24,534
510		Engelhard Corp.	14,418
270		International Flavors & Fragrances, Inc.	10,403
1,000		PPG Industries, Inc.	59,770
1,210		Praxair, Inc.	49,102
730		Rohm & Haas Co.	29,587
500		Sherwin-Williams Co.	20,650
270		Sigma-Aldrich Corp.	15,468

			543,972

		Commercial Services: 0.2%
580	@	Apollo Group, Inc.	45,240
4,730		Cendant Corp.	102,309
190		Deluxe Corp.	8,117
520		Equifax, Inc.	12,688
1,060		H&R Block, Inc.	51,155
850		McKesson Corp.	26,308
480		Moody's Corp.	32,909
1,570		Paychex, Inc.	46,582
600		Robert Half Intl., Inc.	14,700
550		RR Donnelley & Sons Co.	16,902

			356,910

		Computers: 0.9%
200	@	Affiliated Computer Services, Inc.	10,866
1,760	@	Apple Computer, Inc.	60,702
600	@	Computer Sciences Corp.	27,810
11,530	@	Dell, Inc.	401,705
8,290	@	EMC Corp.	89,283
710	@	Gateway, Inc.	3,117
10,360		Hewlett-Packard Co.	185,340
5,750		International Business Machines Corp.	486,968
430	@	Lexmark Intl., Inc.	38,034
350	@	NCR Corp.	15,460
1,190	@	Network Appliance, Inc.	23,883
11,100	@	Sun Microsystems, Inc.	42,624
1,090	@	Sungard Data Systems, Inc.	25,070
1,200	@	Unisys Corp.	12,048

			1,422,910

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Cosmetics/Personal Care: 0.9%
510		Alberto-Culver Co.	$24,628
1,600		Avon Products, Inc.	70,688
1,790		Colgate-Palmolive Co.	96,660
4,580		Gillette Co.	194,650
2,300		Kimberly-Clark Corp.	153,410
14,930		Procter & Gamble Co.	835,632

			1,375,668

		Distribution/Wholesale: 0.0%
500		Genuine Parts Co.	18,955
450		WW Grainger, Inc.	24,035

			42,990

		Diversified Financial Services: 2.0%
4,330		American Express Co.	216,587
380		Bear Stearns Cos., Inc.	33,410
810		Capital One Financial Corp.	54,886
17,640		Citigroup, Inc.	821,670
3,260		Countrywide Financial Corp.	115,893
1,050	@	E*TRADE Financial Corp.	12,369
3,300		Fannie Mae	245,685
120		Federated Investors, Inc.	3,462
820		Franklin Resources, Inc.	43,681
2,300		Freddie Mac	154,376
1,620		Goldman Sachs Group, Inc.	145,233
250		Janus Capital Group, Inc.	3,435
12,111		JPMorgan Chase & Co.	479,353
930		Lehman Brothers Holdings, Inc.	68,718
4,260		MBNA Corp.	102,836
3,280		Merrill Lynch & Co., Inc.	167,510
3,780		Morgan Stanley	191,759
1,380	@	Providian Financial Corp.	19,927
1,520		SLM Corp.	59,310
190		T. Rowe Price Group, Inc.	9,411

			2,949,511

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Electric: 0.5%
3,000	@	AES Corp.	$30,270
500	@	Allegheny Energy, Inc.	7,345
250		Ameren Corp.	11,698
1,140		American Electric Power Co., Inc.	37,312
1,460		CenterPoint Energy, Inc.	15,972
500		Cinergy Corp.	20,240
850		Consolidated Edison, Inc.	35,870
500		Constellation Energy Group, Inc.	20,550
600		DTE Energy Co.	24,792
3,110		Duke Energy Corp.	68,855
1,260		Edison Intl.	33,869
830		Entergy Corp.	50,049
2,280		Exelon Corp.	84,018
1,120		FirstEnergy Corp.	45,069
490		FPL Group, Inc.	33,908
250		NiSource, Inc.	5,200
1,440	@	PG&E Corp.	42,034
240		Pinnacle West Capital Corp.	10,130
640		PPL Corp.	30,611
760		Progress Energy, Inc.	33,356
300		Public Service Enterprise Group, Inc.	12,702
2,540		Southern Co.	77,089
1,720		TXU Corp.	71,604
1,320		Xcel Energy, Inc.	23,298

			825,841

		Electrical Components and Equipment: 0.1%
1,470		Emerson Electric Co.	91,508

			91,508

		Electronics: 0.1%
1,600	@	Agilent Technologies, Inc.	32,799
600		Applera Corp. - Applied Biosystems Group	11,424
450	@	Fisher Scientific Intl.	25,637
570	@	Jabil Circuit, Inc.	11,759
540		Parker Hannifin Corp.	29,360
390		PerkinElmer, Inc.	6,817
1,640	@	Sanmina-SCI Corp.	11,349
3,270	@	Solectron Corp.	16,873
250		Tektronix, Inc.	7,143
670	@	Thermo Electron Corp.	17,601
350	@	Waters Corp.	15,159

			185,921

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Entertainment: 0.0%
1,210		International Game Technology	$34,909

			34,909

		Environmental Control: 0.0%
450	@	Allied Waste Industries, Inc.	4,608
2,010		Waste Management, Inc.	55,858

			60,466

		Food: 0.3%
1,300		Albertson's, Inc.	31,954
1,500		ConAgra Foods, Inc.	39,300
1,250		General Mills, Inc.	59,063
850		Hershey Foods Corp.	41,038
1,150		HJ Heinz Co.	43,597
1,420		Kellogg Co.	59,611
1,100	@	Kroger Co.	18,183
550		McCormick & Co., Inc.	18,453
800	@	Safeway, Inc.	16,160
2,750		Sara Lee Corp.	60,857
470		Supervalu, Inc.	12,389
710		Sysco Corp.	22,819
760		WM Wrigley Jr. Co.	47,143

			470,567

		Forest Products and Paper: 0.2%
1,550		Georgia-Pacific Corp.	52,669
1,660		International Paper Co.	66,433
760		Louisiana-Pacific Corp.	18,772
600		MeadWestvaco Corp.	18,090
550		Plum Creek Timber Co., Inc.	18,172
250		Temple-Inland, Inc.	17,070
850		Weyerhaeuser Co.	53,134

			244,340

		Gas: 0.0%
430		KeySpan Corp.	16,383
1,050		Sempra Energy	37,958

			54,341

		Hand/Machine Tools: 0.0%
410		Black & Decker Corp.	28,261
90		Snap-On, Inc.	2,859
280		Stanley Works	12,113

			43,233

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Healthcare-Products: 1.0%
260		Bausch & Lomb, Inc.	$17,147
710		Baxter Intl., Inc.	21,683
1,500		Becton Dickinson & Co.	72,180
1,000		Biomet, Inc.	45,650
2,860	@	Boston Scientific Corp.	102,188
340		CR Bard, Inc.	19,074
320		Guidant Corp.	19,136
13,590		Johnson & Johnson	789,579
4,120		Medtronic, Inc.	204,970
620	@	St. Jude Medical, Inc.	41,695
1,330		Stryker Corp.	60,249
1,460	@	Zimmer Holdings, Inc.	104,098

			1,497,649

		Healthcare-Services: 0.3%
720		Aetna, Inc.	66,708
770	@	Anthem, Inc.	62,555
740	@	Humana, Inc.	14,060
390		Manor Care, Inc.	11,961
140		Quest Diagnostics	11,984
3,020		UnitedHealth Group, Inc.	199,712
870	@	WellPoint Health Networks	85,417

			452,397

		Home Builders: 0.0%
460		Centex Corp.	21,054
200		KB Home	13,754

			34,808

		Home Furnishings: 0.0%
510		Leggett & Platt, Inc.	13,714
290		Whirlpool Corp.	17,731

			31,445

		Household Products/Wares: 0.1%
500		Avery Dennison Corp.	31,075
610		Clorox Co.	32,232
500		Fortune Brands, Inc.	36,575

			99,882

		Housewares: 0.0%
400		Newell Rubbermaid, Inc.	8,612

			8,612

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Insurance: 1.2%
1,640	@@	ACE Ltd.	$63,222
1,770		Aflac, Inc.	70,977
4,040		Allstate Corp.	190,728
370		AMBAC Financial Group, Inc.	27,935
8,870		American Intl. Group, Inc.	631,899
890		AON Corp.	23,096
960		Chubb Corp.	65,290
840		Cigna Corp.	55,910
482		Cincinnati Financial Corp.	19,449
1,050		Hartford Financial Services Group, Inc.	64,218
510		Jefferson-Pilot Corp.	24,429
710		Lincoln National Corp.	32,163
850		Loews Corp.	48,280
650		Marsh & McLennan Cos., Inc.	29,049
570		MBIA, Inc.	32,644
3,440		Metlife, Inc.	128,140
420		MGIC Investment Corp.	28,673
1,010		Principal Financial Group	35,057
1,230		Progressive Corp.	98,769
1,750		Prudential Financial, Inc.	80,815
520		Safeco Corp.	25,048
2,250		St. Paul Travelers Cos., Inc.	78,053
330		Torchmark Corp.	16,988
900		UnumProvident Corp.	14,562
670	@@	XL Capital Ltd.	47,034

			1,932,428

		Internet: 0.3%
2,230	@	eBay, Inc.	192,984
1,750	@	Symantec Corp.	83,930
4,500	@	Yahoo!, Inc.	128,295

			405,209

		Iron/Steel: 0.0%
400		Allegheny Technologies, Inc.	7,524
200		Nucor Corp.	15,658
500		United States Steel Corp.	18,455

			41,637

		Leisure Time: 0.1%
320		Brunswick Corp.	12,579
2,200		Carnival Corp.	100,739
1,320		Harley-Davidson, Inc.	80,546
350		Sabre Holdings Corp. - Class A	8,050

			201,914

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Lodging: 0.1%
320		Harrah's Entertainment, Inc.	$15,421
1,270		Hilton Hotels Corp.	22,670
720		Marriott Intl., Inc.	34,163
740		Starwood Hotels & Resorts Worldwide, Inc.	32,708

			104,962

		Machinery-Construction and Mining: 0.1%
1,150		Caterpillar, Inc.	83,605

			83,605

		Machinery-Diversified: 0.1%
250		Cummins, Inc.	16,823
860		Deere & Co.	54,412
520		Rockwell Automation, Inc.	20,280

			91,515

		Media: 0.6%
700		Clear Channel Communications, Inc.	23,457
3,050	@	Comcast Corp.	85,919
250		Dow Jones & Co., Inc.	10,263
840		Gannett Co., Inc.	71,148
260		Knight-Ridder, Inc.	16,752
1,100		McGraw-Hill Cos., Inc.	83,303
140		Meredith Corp.	7,011
490		New York Times Co.	19,904
15,470	@	Time Warner, Inc.	252,934
1,020		Tribune Co.	42,585
5,900		Viacom, Inc.	196,528
7,040		Walt Disney Co.	158,048

			967,852

		Mining: 0.0%
1,060		Alcoa, Inc.	34,323
520		Phelps Dodge Corp.	42,411

			76,734

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Miscellaneous Manufacturing: 1.5%
3,600		3M Co.	$296,496
390		Cooper Industries Ltd.	21,536
1,050		Danaher Corp.	53,991
600		Dover Corp.	22,638
770		Eastman Kodak Co.	22,777
400		Eaton Corp.	24,140
35,900		General Electric Co.	1,177,161
2,930		Honeywell Intl., Inc.	105,421
1,080		Illinois Tool Works, Inc.	98,593
530	@@	Ingersoll-Rand Co.	34,455
320		ITT Industries, Inc.	25,312
410		Pall Corp.	9,988
510		Textron, Inc.	32,380
11,660	@@	Tyco Intl. Ltd.	365,191

			2,290,079

		Office/Business Equipment: 0.1%
650		Pitney Bowes, Inc.	28,314
3,860	@	Xerox Corp.	51,840

			80,154

		Oil and Gas: 1.6%
290		Amerada Hess Corp.	23,345
860		Anadarko Petroleum Corp.	50,929
1,120		Apache Corp.	50,053
2,290		Burlington Resources, Inc.	82,967
6,170		ChevronTexaco Corp.	601,574
3,130		ConocoPhillips	232,965
1,380		Devon Energy Corp.	89,438
390		EOG Resources, Inc.	22,530
22,250		Exxon Mobil Corp.	1,025,724
520		Kerr-McGee Corp.	27,446
1,650		Marathon Oil Corp.	59,846
200	@, @@	Nabors Industries Ltd.	8,820
350	@	Noble Corp.	14,077
1,330		Occidental Petroleum Corp.	68,695
260		Sunoco, Inc.	15,990
410	@	Transocean, Inc.	12,587
720		Unocal Corp.	26,885
650		Valero Energy Corp.	42,920

			2,456,791

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Oil and Gas Services: 0.1%
350		Baker Hughes, Inc.	$13,766
370	@	BJ Services Co.	17,779
2,050		Schlumberger Ltd.	126,689

			158,234

		Packaging and Containers: 0.0%
580		Ball Corp.	21,657
320		Bemis Co.	8,458
580	@	Pactiv Corp.	13,717
290	@	Sealed Air Corp.	14,245

			58,077

		Pharmaceuticals: 1.4%
2,150		Abbott Laboratories	89,634
490		Allergan, Inc.	36,579
300		AmerisourceBergen Corp.	16,230
8,920		Bristol-Myers Squibb Co.	211,672
1,200		Cardinal Health, Inc.	54,240
1,550	@	Caremark Rx, Inc.	44,485
3,810		Eli Lilly & Co.	241,744
320	@	Express Scripts, Inc.	20,224
1,270	@	Forest Laboratories, Inc.	58,230
750	@	Gilead Sciences, Inc.	51,848
400	@	Hospira, Inc.	11,080
700	@	King Pharmaceuticals, Inc.	8,722
870	@	Medco Health Solutions, Inc.	27,170
7,510		Merck & Co., Inc.	337,724
25,920		Pfizer, Inc.	846,805
290	@	Watson Pharmaceuticals, Inc.	7,987
4,500		Wyeth	164,565

			2,228,939

		Pipelines: 0.0%
440		Kinder Morgan, Inc.	26,620
1,670		Williams Cos., Inc.	19,856

			46,476

		Real Estate Investment Trusts: 0.0%
500		Prologis	18,075
210		Simon Property Group, Inc.	11,750

			29,825

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Retail: 1.6%
1,040	@	Bed Bath & Beyond, Inc.	$38,917
1,110		Best Buy Co., Inc.	51,637
1,350		Circuit City Stores, Inc.	17,510
2,120	@	Costco Wholesale Corp.	87,280
1,380		CVS Corp.	55,200
450		Darden Restaurants, Inc.	9,455
1,160		Dollar General Corp.	22,852
650		Federated Department Stores	28,210
5,130		Gap, Inc.	96,136
7,550		Home Depot, Inc.	276,027
1,700		J.C. Penney Co., Inc. Holding Co.	65,144
500	@	Kohl's Corp.	24,740
2,220		Limited Brands	44,578
2,690		Lowe's Cos., Inc.	133,693
860		May Department Stores Co.	21,079
4,360		McDonald's Corp.	117,807
890		Nordstrom, Inc.	33,046
900	@	Office Depot, Inc.	14,409
700		RadioShack Corp.	18,858
2,830		Staples, Inc.	81,164
1,810	@	Starbucks Corp.	78,264
3,100		Target Corp.	138,198
1,680		TJX Cos., Inc.	35,549
900	@	Toys R US, Inc.	14,616
14,590		Wal-Mart Stores, Inc.	768,454
4,720		Walgreen Co.	172,044
480		Wendy's Intl., Inc.	16,498
1,020		Yum! Brands, Inc.	40,504

			2,501,869

		Savings and Loans: 0.1%
560		Golden West Financial Corp.	60,609
950		Sovereign Bancorp, Inc.	20,767
2,960		Washington Mutual, Inc.	114,937

			196,313

		Semiconductors: 0.6%
1,000	@	Advanced Micro Devices, Inc.	11,430
1,670	@	Altera Corp.	31,596
1,170		Analog Devices, Inc.	40,622
5,800	@	Applied Materials, Inc.	92,162
550	@	Broadcom Corp.	14,927
21,940		Intel Corp.	467,104
200	@	KLA-Tencor Corp.	7,472
1,030		Linear Technology Corp.	36,843
1,680	@	LSI Logic Corp.	8,114
1,060		Maxim Integrated Products	46,036
1,040	@	National Semiconductor Corp.	13,863
180	@	Novellus Systems, Inc.	4,397
5,960		Texas Instruments, Inc.	116,459
510	@	Xilinx, Inc.	13,989

			905,014

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Software: 1.1%
860		Adobe Systems, Inc.	$39,448
580		Autodesk, Inc.	25,758
2,010		Automatic Data Processing, Inc.	79,938
1,110	@	BMC Software, Inc.	16,617
540	@	Citrix Systems, Inc.	8,591
1,970		Computer Associates Intl., Inc.	47,713
1,640	@	Compuware Corp.	7,429
1,070	@	Electronic Arts, Inc.	53,265
2,947		First Data Corp.	124,511
740	@	Fiserv, Inc.	25,737
1,180		IMS Health, Inc.	27,529
530	@	Intuit, Inc.	22,414
90	@	Mercury Interactive Corp.	3,106
30,550		Microsoft Corp.	834,014
1,630	@	Novell, Inc.	9,617
29,870	@	Oracle Corp.	297,804
1,040	@	PeopleSoft, Inc.	18,096
1,570	@	Siebel Systems, Inc.	11,948
1,290	@	Veritas Software Corp.	21,569

			1,675,104

		Telecommunications: 1.4%
1,910		Alltel Corp.	104,382
2,870		AT&T Corp.	42,419
1,300	@	Avaya, Inc.	15,756
6,810		BellSouth Corp.	182,236
390		CenturyTel, Inc.	12,554
22,950	@	Cisco Systems, Inc.	430,541
800	@	Citizens Communications Co.	10,104
540	@	Comverse Technology, Inc.	9,455
4,600	@	Corning, Inc.	46,552
14,600	@	Lucent Technologies, Inc.	45,698
10,830		Motorola, Inc.	174,905
4,020	@	Nextel Communications, Inc.	93,224
5,490		Qualcomm, Inc.	208,895
12,260		SBC Communications, Inc.	316,185
710		Scientific-Atlanta, Inc.	19,340
1,990	@	Tellabs, Inc.	18,049
10,200		Verizon Communications, Inc.	400,350

			2,130,645

		Textiles: 0.0%
490		Cintas Corp.	20,095

			20,095

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2004 (Unaudited) (continued)

Shares		Value

	Toys/Games/Hobbies: 0.0%
760	Hasbro, Inc.	$14,083
1,150	Mattel, Inc.	18,503

		32,586

	Transportation: 0.3%
1,190	Burlington Northern Santa Fe Corp.	42,602
300	CSX Corp.	9,474
1,360	FedEx Corp.	111,506
1,030	Norfolk Southern Corp.	29,252
270	Ryder System, Inc.	11,829
3,830	United Parcel Service, Inc.	279,782

		484,445

	Total Common Stock
	(Cost $35,821,285)	35,490,393

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 54.9%
	Federal Home Loan Mortgage Corporation: 54.9%
$100,000,000	3.510%, due 12/22/08	$86,178,600

	Total U.S. Government Agency Obligations
	(Cost $85,617,893)	86,178,600
U.S. TREASURY OBLIGATIONS: 22.3%
	U.S. Treasury STRIP: 22.3%
40,049,000	3.230%, due 11/15/08	35,029,018

	Total U.S. Treasury Obligations
	(Cost $35,182,372)	35,029,018

	Total Long-Term Investments
	(Cost $156,621,550)	156,698,011

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 0.5%
		Repurchase Agreement: 0.5%
771,000		Goldman Sachs Repurchase Agreement
		dated 08/31/04, 1.570%, due 09/01/04,
		$771,034 to be received upon
		repurchase (Collateralized by
		$701,000 Federal National Mortgage
		Association, 6.250%, Market Value
		plus accrued interest $787,505, due 05/15/29)		$771,000

		Total Short-Term Investments
		(Cost $771,000)		$771,000

		Total Investments In Securities
		(Cost $157,392,550)*	100.3%	$157,469,011
		Other Assets and Liabilities—Net	(0.3)	(428,686)

		Net Assets	100.0%	$157,040,325

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $157,681,503. Net
		unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,382,713
		Gross Unrealized Depreciation		(1,595,205)

		Net Unrealized Depreciation		$(212,492)

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of August 31, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 27.4%
		Advertising: 0.0%
1,000	@	Interpublic Group of Cos., Inc.	$10,550
550		Omnicom Group, Inc.	37,846

			48,396

		Aerospace/Defense: 0.6%
3,950		Boeing Co.	206,268
950		General Dynamics Corp.	92,758
400		Goodrich Corp.	12,704
1,250		Lockheed Martin Corp.	67,225
1,000		Northrop Grumman Corp.	51,650
1,250		Raytheon Co.	43,413
500		Rockwell Collins, Inc.	17,195
1,450		United Technologies Corp.	136,170

			627,383

		Agriculture: 0.3%
5,650		Altria Group, Inc.	276,568
800		Archer-Daniels-Midland Co.	12,776
700		Monsanto Co.	25,620
450		Reynolds American, Inc.	33,975
350		UST, Inc.	14,042

			362,981

		Apparel: 0.1%
450		Jones Apparel Group, Inc.	16,061
250		Liz Claiborne, Inc.	9,518
1,250		Nike, Inc.	94,137
100		Reebok Intl. Ltd.	3,397
450		VF Corp.	22,203

			145,316

		Auto Manufacturers: 0.2%
8,700		Ford Motor Co.	122,757
500		General Motors Corp.	20,655
800		PACCAR, Inc.	48,152

			191,564

		Auto Parts and Equipment: 0.0%
600		Dana Corp.	11,322
400		Johnson Controls, Inc.	22,520

			33,842

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Banks: 1.8%
900		AmSouth Bancorp	$23,445
11,200		Bank of America Corp.	503,775
1,500		BB&T Corp.	59,985
650		Charter One Financial, Inc.	28,906
650		Comerica, Inc.	39,098
500		Fifth Third Bancorp	24,905
250		First Horizon National Corp.	11,368
600		Huntington Bancshares, Inc.	14,802
1,400		KeyCorp	43,890
250		M & T Bank Corp.	23,745
550		Marshall & Ilsley Corp.	22,044
1,050		Mellon Financial Corp.	30,303
1,900		National City Corp.	71,801
150		North Fork Bancorporation, Inc.	6,291
600		Northern Trust Corp.	25,830
800		PNC Financial Services Group, Inc.	42,936
1,237		Regions Financial Corp.	39,943
900		SouthTrust Corp.	37,215
850		State Street Corp.	38,369
800		SunTrust Banks, Inc.	54,480
750		Synovus Financial Corp.	19,050
2,100		The Bank of New York Co., Inc.	62,580
5,250		US Bancorp	154,874
4,850		Wachovia Corp.	227,513
4,650		Wells Fargo & Co.	273,187
200		Zions Bancorporation	12,456

			1,892,791

		Beverages: 0.7%
100		Adolph Coors Co.	6,849
2,250		Anheuser-Busch Cos., Inc.	118,800
300		Brown-Forman Corp.	14,247
6,700		Coca-Cola Co.	299,557
1,200		Coca-Cola Enterprises, Inc.	24,780
650		Pepsi Bottling Group, Inc.	17,414
4,700		PepsiCo, Inc.	235,000

			716,647

		Biotechnology: 0.3%
3,500	@	Amgen, Inc.	207,515
950	@	Biogen Idec, Inc.	56,364
500	@	Chiron Corp.	21,190
300	@	Genzyme Corp.	16,200
100	@	Millipore Corp.	5,030

			306,299

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Building Materials: 0.1%
650	@	American Standard Cos., Inc.	$24,447
1,700		Masco Corp.	54,620
250		Vulcan Materials Co.	11,918

			90,985

		Chemicals: 0.4%
300		Air Products & Chemicals, Inc.	15,714
200		Ashland, Inc.	10,286
2,600		Dow Chemical Co.	111,306
2,700		E.I. du Pont de Nemours & Co.	114,101
150		Eastman Chemical Co.	6,980
650		Ecolab, Inc.	19,448
450		Engelhard Corp.	12,722
200		International Flavors & Fragrances, Inc.	7,706
800		PPG Industries, Inc.	47,816
850		Praxair, Inc.	34,493
600		Rohm & Haas Co.	24,318
400		Sherwin-Williams Co.	16,520
200		Sigma-Aldrich Corp.	11,458

			432,868

		Commercial Services: 0.3%
400	@	Apollo Group, Inc.	31,200
3,850		Cendant Corp.	83,275
100		Deluxe Corp.	4,272
300		Equifax, Inc.	7,320
850		H&R Block, Inc.	41,021
850		McKesson Corp.	26,308
350		Moody's Corp.	23,996
1,400		Paychex, Inc.	41,538
500		Robert Half Intl., Inc.	12,250
450		RR Donnelley & Sons Co.	13,829

			285,009

		Computers: 1.1%
150	@	Affiliated Computer Services, Inc.	8,150
1,450	@	Apple Computer, Inc.	50,011
400	@	Computer Sciences Corp.	18,540
9,350	@	Dell, Inc.	325,753
6,750	@	EMC Corp.	72,698
1,000	@	Gateway, Inc.	4,390
8,400		Hewlett-Packard Co.	150,275
4,650		International Business Machines Corp.	393,808
300	@	Lexmark Intl., Inc.	26,535
250	@	NCR Corp.	11,043
800	@	Network Appliance, Inc.	16,056
9,000	@	Sun Microsystems, Inc.	34,560
700	@	Sungard Data Systems, Inc.	16,100
800	@	Unisys Corp.	8,032

			1,135,951

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Cosmetics/Personal Care: 1.1%
400		Alberto-Culver Co.	$19,316
1,300		Avon Products, Inc.	57,434
1,450		Colgate-Palmolive Co.	78,300
3,750		Gillette Co.	159,375
1,900		Kimberly-Clark Corp.	126,730
12,100		Procter & Gamble Co.	677,236

			1,118,391

		Distribution/Wholesale: 0.0%
400		Genuine Parts Co.	15,164
350		WW Grainger, Inc.	18,694

			33,858

		Diversified Financial Services: 2.4%
3,500		American Express Co.	175,069
300		Bear Stearns Cos., Inc.	26,376
650		Capital One Financial Corp.	44,044
14,300		Citigroup, Inc.	666,093
2,600		Countrywide Financial Corp.	92,430
850	@	E*TRADE Financial Corp.	10,013
2,650		Fannie Mae	197,292
100		Federated Investors, Inc.	2,885
650		Franklin Resources, Inc.	34,626
1,900		Freddie Mac	127,528
1,300		Goldman Sachs Group, Inc.	116,545
900		Janus Capital Group, Inc.	12,366
9,798		JPMorgan Chase & Co.	387,804
750		Lehman Brothers Holdings, Inc.	55,418
3,450		MBNA Corp.	83,283
2,650		Merrill Lynch & Co., Inc.	135,336
3,050		Morgan Stanley	154,727
1,300	@	Providian Financial Corp.	18,772
1,200		SLM Corp.	46,824
150		T. Rowe Price Group, Inc.	7,430

			2,394,861

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Electric: 0.6%
2,400	@	AES Corp.	$24,216
400	@	Allegheny Energy, Inc.	5,876
200		Ameren Corp.	9,358
1,050		American Electric Power Co., Inc.	34,367
1,200		CenterPoint Energy, Inc.	13,128
400		Cinergy Corp.	16,192
700		Consolidated Edison, Inc.	29,540
450		Constellation Energy Group, Inc.	18,495
500		DTE Energy Co.	20,660
2,550		Duke Energy Corp.	56,457
1,000		Edison Intl.	26,880
550		Entergy Corp.	33,165
1,850		Exelon Corp.	68,172
850		FirstEnergy Corp.	34,204
450		FPL Group, Inc.	31,140
600		NiSource, Inc.	12,480
1,050	@	PG&E Corp.	30,650
300		Pinnacle West Capital Corp.	12,663
500		PPL Corp.	23,915
600		Progress Energy, Inc.	26,334
250		Public Service Enterprise Group, Inc.	10,585
2,050		Southern Co.	62,217
1,400		TXU Corp.	58,282
900		Xcel Energy, Inc.	15,885

			674,861

		Electrical Components and Equipment: 0.1%
1,150		Emerson Electric Co.	71,588

			71,588

		Electronics: 0.1%
1,150	@	Agilent Technologies, Inc.	23,574
700		Applera Corp. - Applied Biosystems Group	13,328
250	@	Fisher Scientific Intl.	14,243
450	@	Jabil Circuit, Inc.	9,284
400		Parker Hannifin Corp.	21,748
500		PerkinElmer, Inc.	8,740
1,050	@	Sanmina-SCI Corp.	7,266
2,100	@	Solectron Corp.	10,836
300		Tektronix, Inc.	8,571
500	@	Thermo Electron Corp.	13,135
300	@	Waters Corp.	12,993

			143,718

		Entertainment: 0.0%
800		International Game Technology	23,080

			23,080

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Environmental Control: 0.1%
1,000	@	Allied Waste Industries, Inc.	$10,240
1,650		Waste Management, Inc.	45,854

			56,094

		Food: 0.4%
850		Albertson's, Inc.	20,893
1,200		ConAgra Foods, Inc.	31,440
1,050		General Mills, Inc.	49,613
700		Hershey Foods Corp.	33,796
1,000		HJ Heinz Co.	37,910
1,150		Kellogg Co.	48,277
900	@	Kroger Co.	14,877
400		McCormick & Co., Inc.	13,420
600	@	Safeway, Inc.	12,120
2,250		Sara Lee Corp.	49,792
400		Supervalu, Inc.	10,544
550		Sysco Corp.	17,677
650		WM Wrigley Jr. Co.	40,320

			380,679

		Forest Products and Paper: 0.2%
1,250		Georgia-Pacific Corp.	42,475
1,350		International Paper Co.	54,027
430		Louisiana-Pacific Corp.	10,621
500		MeadWestvaco Corp.	15,075
450		Plum Creek Timber Co., Inc.	14,868
200		Temple-Inland, Inc.	13,656
650		Weyerhaeuser Co.	40,632

			191,354

		Gas: 0.0%
400		KeySpan Corp.	15,240
800		Sempra Energy	28,920

			44,160

		Hand/Machine Tools: 0.0%
300		Black & Decker Corp.	20,679
100		Snap-On, Inc.	3,177
300		Stanley Works	12,978

			36,834

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Healthcare-Products: 1.2%
200		Bausch & Lomb, Inc.	$13,190
550		Baxter Intl., Inc.	16,797
1,200		Becton Dickinson & Co.	57,744
950		Biomet, Inc.	43,368
2,350	@	Boston Scientific Corp.	83,966
400		CR Bard, Inc.	22,440
300		Guidant Corp.	17,940
11,050		Johnson & Johnson	642,004
3,350		Medtronic, Inc.	166,662
500	@	St. Jude Medical, Inc.	33,625
1,100		Stryker Corp.	49,830
1,150	@	Zimmer Holdings, Inc.	81,995

			1,229,561

		Healthcare-Services: 0.3%
550		Aetna, Inc.	50,958
650	@	Anthem, Inc.	52,806
600	@	Humana, Inc.	11,400
300		Manor Care, Inc.	9,201
100		Quest Diagnostics	8,560
2,450		UnitedHealth Group, Inc.	162,018
700	@	WellPoint Health Networks	68,726

			363,669

		Home Builders: 0.0%
250		Centex Corp.	11,442
150		KB Home	10,316

			21,758

		Home Furnishings: 0.0%
600		Leggett & Platt, Inc.	16,134
200		Whirlpool Corp.	12,228

			28,362

		Household Products/Wares: 0.1%
350		Avery Dennison Corp.	21,753
550		Clorox Co.	29,062
400		Fortune Brands, Inc.	29,260

			80,075

		Housewares: 0.0%
300		Newell Rubbermaid, Inc.	6,459

			6,459

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Insurance: 1.5%
1,350	@@	ACE Ltd.	$52,043
1,450		Aflac, Inc.	58,145
3,250		Allstate Corp.	153,432
300		AMBAC Financial Group, Inc.	22,650
7,200		American Intl. Group, Inc.	512,927
800		AON Corp.	20,760
850		Chubb Corp.	57,809
700		Cigna Corp.	46,592
375		Cincinnati Financial Corp.	15,131
850		Hartford Financial Services Group, Inc.	51,986
400		Jefferson-Pilot Corp.	19,160
700		Lincoln National Corp.	31,710
700		Loews Corp.	39,760
450		Marsh & McLennan Cos., Inc.	20,111
350		MBIA, Inc.	20,045
2,800		Metlife, Inc.	104,299
400		MGIC Investment Corp.	27,308
750		Principal Financial Group	26,033
1,000		Progressive Corp.	80,299
1,450		Prudential Financial, Inc.	66,961
450		Safeco Corp.	21,677
1,800		St. Paul Travelers Cos., Inc.	62,442
300		Torchmark Corp.	15,444
750		UnumProvident Corp.	12,135
550	@@	XL Capital Ltd.	38,610

			1,577,469

		Internet: 0.3%
1,800	@	eBay, Inc.	155,772
1,450	@	Symantec Corp.	69,542
3,650	@	Yahoo!, Inc.	104,062

			329,376

		Iron/Steel: 0.0%
200		Nucor Corp.	15,658
350		United States Steel Corp.	12,919

			28,577

		Leisure Time: 0.2%
200		Brunswick Corp.	7,862
1,750		Carnival Corp.	80,133
1,100		Harley-Davidson, Inc.	67,122
500		Sabre Holdings Corp. - Class A	11,500

			166,617

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Lodging: 0.1%
250		Harrah's Entertainment, Inc.	$12,048
800		Hilton Hotels Corp.	14,280
550		Marriott Intl., Inc.	26,097
500		Starwood Hotels & Resorts Worldwide, Inc.	22,100

			74,525

		Machinery-Construction and Mining: 0.1%
950		Caterpillar, Inc.	69,065

			69,065

		Machinery-Diversified: 0.1%
200		Cummins, Inc.	13,458
700		Deere & Co.	44,289
450		Rockwell Automation, Inc.	17,550

			75,297

		Media: 0.7%
550		Clear Channel Communications, Inc.	18,431
2,450	@	Comcast Corp.	69,016
200		Dow Jones & Co., Inc.	8,210
750		Gannett Co., Inc.	63,525
50		Knight-Ridder, Inc.	3,222
900		McGraw-Hill Cos., Inc.	68,157
100		Meredith Corp.	5,008
300		New York Times Co.	12,186
12,550	@	Time Warner, Inc.	205,192
950		Tribune Co.	39,663
4,750		Viacom, Inc.	158,222
5,700		Walt Disney Co.	127,964

			778,796

		Metal Fabricate/Hardware: 0.0%
300		Worthington Industries, Inc.	6,105

			6,105

		Mining: 0.1%
850		Alcoa, Inc.	27,523
350		Phelps Dodge Corp.	28,546

			56,069

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Miscellaneous Manufacturing: 1.8%
2,900		3M Co.	$238,844
300		Cooper Industries Ltd.	16,566
850		Danaher Corp.	43,707
500		Dover Corp.	18,865
650		Eastman Kodak Co.	19,227
350		Eaton Corp.	21,123
29,100		General Electric Co.	954,188
2,400		Honeywell Intl., Inc.	86,352
850		Illinois Tool Works, Inc.	77,597
500	@@	Ingersoll-Rand Co.	32,505
300		ITT Industries, Inc.	23,730
300		Pall Corp.	7,308
350		Textron, Inc.	22,222
9,450	@@	Tyco Intl. Ltd.	295,973

			1,858,207

		Office/Business Equipment: 0.1%
550		Pitney Bowes, Inc.	23,958
3,100	@	Xerox Corp.	41,633

			65,591

		Oil and Gas: 1.9%
300		Amerada Hess Corp.	24,150
700		Anadarko Petroleum Corp.	41,454
900		Apache Corp.	40,221
1,850		Burlington Resources, Inc.	67,026
5,000		ChevronTexaco Corp.	487,499
2,550		ConocoPhillips	189,797
1,100		Devon Energy Corp.	71,291
300		EOG Resources, Inc.	17,331
18,000		Exxon Mobil Corp.	829,799
450		Kerr-McGee Corp.	23,751
1,300		Marathon Oil Corp.	47,151
100	@, @@	Nabors Industries Ltd.	4,410
300	@	Noble Corp.	12,066
1,050		Occidental Petroleum Corp.	54,233
200		Sunoco, Inc.	12,300
450	@	Transocean, Inc.	13,815
700		Unocal Corp.	26,138
600		Valero Energy Corp.	39,618

			2,002,050

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Oil and Gas Services: 0.1%
400		Baker Hughes, Inc.	$15,732
450	@	BJ Services Co.	21,623
1,650		Schlumberger Ltd.	101,970

			139,325

		Packaging and Containers: 0.0%
400		Ball Corp.	14,936
200		Bemis Co.	5,286
400	@	Pactiv Corp.	9,460
200	@	Sealed Air Corp.	9,824

			39,506

		Pharmaceuticals: 1.7%
1,700		Abbott Laboratories	70,873
400		Allergan, Inc.	29,860
350		AmerisourceBergen Corp.	18,935
7,200		Bristol-Myers Squibb Co.	170,856
950		Cardinal Health, Inc.	42,940
1,250	@	Caremark Rx, Inc.	35,875
3,100		Eli Lilly & Co.	196,695
200	@	Express Scripts, Inc.	12,640
1,000	@	Forest Laboratories, Inc.	45,850
600	@	Gilead Sciences, Inc.	41,478
350	@	Hospira, Inc.	9,695
600	@	King Pharmaceuticals, Inc.	7,476
600	@	Medco Health Solutions, Inc.	18,738
6,100		Merck & Co., Inc.	274,317
21,000		Pfizer, Inc.	686,069
200	@	Watson Pharmaceuticals, Inc.	5,508
3,650		Wyeth	133,481

			1,801,286

		Pipelines: 0.0%
300		Kinder Morgan, Inc.	18,150
1,350		Williams Cos., Inc.	16,052

			34,202

		Real Estate Investment Trusts: 0.0%
400		Prologis	14,460
200		Simon Property Group, Inc.	11,190

			25,650

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Retail: 2.0%
850	@	Bed Bath & Beyond, Inc.	$31,807
900		Best Buy Co., Inc.	41,868
1,100		Circuit City Stores, Inc.	14,267
1,750	@	Costco Wholesale Corp.	72,048
1,100		CVS Corp.	44,000
600		Darden Restaurants, Inc.	12,606
950		Dollar General Corp.	18,715
450		Federated Department Stores	19,530
4,150		Gap, Inc.	77,771
6,100		Home Depot, Inc.	223,015
1,350		J.C. Penney Co., Inc. Holding Co.	51,732
400	@	Kohl's Corp.	19,792
1,800		Limited Brands	36,144
2,150		Lowe's Cos., Inc.	106,855
850		May Department Stores Co.	20,834
3,500		McDonald's Corp.	94,570
700		Nordstrom, Inc.	25,991
800	@	Office Depot, Inc.	12,808
650		RadioShack Corp.	17,511
2,300		Staples, Inc.	65,964
1,450	@	Starbucks Corp.	62,698
2,500		Target Corp.	111,450
1,150		TJX Cos., Inc.	24,334
600	@	Toys R US, Inc.	9,744
11,800		Wal-Mart Stores, Inc.	621,505
3,850		Walgreen Co.	140,332
450		Wendy's Intl., Inc.	15,467
650		Yum! Brands, Inc.	25,812

			2,019,170

		Savings and Loans: 0.1%
400		Golden West Financial Corp.	43,292
750		Sovereign Bancorp, Inc.	16,395
2,400		Washington Mutual, Inc.	93,192

			152,879

		Semiconductors: 0.7%
1,250	@	Advanced Micro Devices, Inc.	14,288
1,500	@	Altera Corp.	28,380
850		Analog Devices, Inc.	29,512
4,700	@	Applied Materials, Inc.	74,683
400	@	Broadcom Corp.	10,856
17,800		Intel Corp.	378,961
450	@	KLA-Tencor Corp.	16,812
800		Linear Technology Corp.	28,616
1,100	@	LSI Logic Corp.	5,313
850		Maxim Integrated Products	36,916
1,000	@	National Semiconductor Corp.	13,330
300	@	Novellus Systems, Inc.	7,329
4,850		Texas Instruments, Inc.	94,769
450	@	Xilinx, Inc.	12,344

			752,109

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Software: 1.4%
600		Adobe Systems, Inc.	$27,522
450		Autodesk, Inc.	19,985
1,600		Automatic Data Processing, Inc.	63,632
850	@	BMC Software, Inc.	12,725
450	@	Citrix Systems, Inc.	7,160
1,500		Computer Associates Intl., Inc.	36,330
1,800	@	Compuware Corp.	8,154
750	@	Electronic Arts, Inc.	37,335
2,400		First Data Corp.	101,399
500	@	Fiserv, Inc.	17,390
950		IMS Health, Inc.	22,164
400	@	Intuit, Inc.	16,916
100	@	Mercury Interactive Corp.	3,451
29,800		Microsoft Corp.	813,539
1,100	@	Novell, Inc.	6,490
24,200	@	Oracle Corp.	241,273
850	@	PeopleSoft, Inc.	14,790
1,250	@	Siebel Systems, Inc.	9,513
1,050	@	Veritas Software Corp.	17,556

			1,477,324

		Telecommunications: 1.6%
1,550		Alltel Corp.	84,708
2,350		AT&T Corp.	34,733
1,400	@	Avaya, Inc.	16,968
5,500		BellSouth Corp.	147,180
300		CenturyTel, Inc.	9,657
18,600	@	Cisco Systems, Inc.	348,935
650	@	Citizens Communications Co.	8,210
700	@	Comverse Technology, Inc.	12,257
3,700	@	Corning, Inc.	37,444
11,850	@	Lucent Technologies, Inc.	37,091
8,800		Motorola, Inc.	142,120
3,250	@	Nextel Communications, Inc.	75,368
4,450		Qualcomm, Inc.	169,323
9,900		SBC Communications, Inc.	255,320
600		Scientific-Atlanta, Inc.	16,344
1,100	@	Tellabs, Inc.	9,977
8,300		Verizon Communications, Inc.	325,774

			1,731,409

		Textiles: 0.0%
500		Cintas Corp.	20,505

			20,505

ING Principal Protection Fund IX	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares		Value

	Toys/Games/Hobbies: 0.0%
700	Hasbro, Inc.	$12,971
900	Mattel, Inc.	14,481

		27,452

	Transportation: 0.4%
1,050	Burlington Northern Santa Fe Corp.	37,590
250	CSX Corp.	7,895
1,100	FedEx Corp.	90,189
850	Norfolk Southern Corp.	24,140
200	Ryder System, Inc.	8,762
3,100	United Parcel Service, Inc.	226,455

		395,031

	Total Common Stock
	(Cost $29,221,083)	28,872,986

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 48.3%
	Federal Home Loan Mortgage Corporation: 48.3%
$60,000,000	3.620%, due 04/21/09	$50,875,800

	Total U.S. Government Agency Obligations
	(Cost $50,160,124)	50,875,800

U.S. TREASURY OBLIGATIONS: 24.2%
	U.S. Treasury STRIP: 24.2%
29,474,000	3.350%, due 02/15/09	25,452,096

	Total U.S. Treasury Obligations
	(Cost $25,231,824)	25,452,096

	Total Long-Term Investments
	(Cost $104,613,031)	105,200,882

ING Principal Protection Fund IX	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 0.4%
		Repurchase Agreement: 0.4%
435,000		Goldman Sachs Repurchase Agreement dated 08/31/04, 1.570%, due 09/01/04, $435,019 to be received upon repurchase (Collateralized by $386,000 U.S. Treasury Note, 6.500%, Market Value plus accrued interest $443,906, due 02/15/10)		$435,000

		Total Short-Term Investments
		(Cost $435,000)		435,000

		Total Investments In Securities
		(Cost $105,048,031)*	100.3%	$105,635,882
		Other Assets and Liabilities—Net	(0.3)	(296,197)

		Net Assets	100.0%	$105,339,685

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $105,066,163.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,719,467
		Gross Unrealized Depreciation		(1,149,748)

		Net Unrealized Appreciation		$569,719

ING Principal Protection Fund X	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 33.5%
		Advertising: 0.1%
881	@	Interpublic Group of Cos., Inc.	$9,295
457		Omnicom Group, Inc.	31,446

			40,741

		Aerospace/Defense: 0.7%
3,315		Boeing Co.	173,109
799		General Dynamics Corp.	78,014
313		Goodrich Corp.	9,941
1,049		Lockheed Martin Corp.	56,415
827		Northrop Grumman Corp.	42,715
1,031		Raytheon Co.	35,807
419		Rockwell Collins, Inc.	14,409
1,199		United Technologies Corp.	112,598

			523,008

		Agriculture: 0.4%
4,826		Altria Group, Inc.	236,232
595		Archer-Daniels-Midland Co.	9,502
654		Monsanto Co.	23,936
367		Reynolds American, Inc.	27,709
372		UST, Inc.	14,925

			312,304

		Apparel: 0.2%
353		Jones Apparel Group, Inc.	12,599
261		Liz Claiborne, Inc.	9,936
1,008		Nike, Inc.	75,912
142		Reebok Intl. Ltd.	4,824
413		VF Corp.	20,377

			123,648

		Auto Manufacturers: 0.2%
7,150		Ford Motor Co.	100,887
525		General Motors Corp.	21,688
681		PACCAR, Inc.	40,989

			163,564

		Auto Parts and Equipment: 0.1%
210		Cooper Tire & Rubber Co.	4,754
395		Dana Corp.	7,454
513		Delphi Corp.	4,699
429	@	Goodyear Tire & Rubber Co.	4,710
430		Johnson Controls, Inc.	24,209
247		Visteon Corp.	2,305

			48,131

ING Principal Protection Fund X	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Banks: 2.2%
850		AmSouth Bancorp	$22,143
9,562		Bank of America Corp.	430,098
1,335		BB&T Corp.	53,387
535		Charter One Financial, Inc.	23,791
537		Comerica, Inc.	32,301
535		Fifth Third Bancorp	26,648
270		First Horizon National Corp.	12,277
498		Huntington Bancshares, Inc.	12,286
1,252		KeyCorp	39,250
271		M & T Bank Corp.	25,740
545		Marshall & Ilsley Corp.	21,844
1,028		Mellon Financial Corp.	29,668
1,618		National City Corp.	61,144
171		North Fork Bancorporation, Inc.	7,172
521		Northern Trust Corp.	22,429
629		PNC Financial Services Group, Inc.	33,758
1,066		Regions Financial Corp.	34,421
781		SouthTrust Corp.	32,294
752		State Street Corp.	33,945
675		SunTrust Banks, Inc.	45,968
763		Synovus Financial Corp.	19,380
1,828		The Bank of New York Co., Inc.	54,474
4,518		US Bancorp	133,281
4,190		Wachovia Corp.	196,553
4,013		Wells Fargo & Co.	235,764
199		Zions Bancorporation	12,394

			1,652,410

		Beverages: 0.8%
107		Adolph Coors Co.	7,328
1,892		Anheuser-Busch Cos., Inc.	99,898
313		Brown-Forman Corp.	14,864
5,792		Coca-Cola Co.	258,961
1,162		Coca-Cola Enterprises, Inc.	23,995
609		Pepsi Bottling Group, Inc.	16,315
4,045		PepsiCo, Inc.	202,250

			623,611

		Biotechnology: 0.3%
2,927	@	Amgen, Inc.	173,543
801	@	Biogen Idec, Inc.	47,523
464	@	Chiron Corp.	19,664
207	@	Genzyme Corp.	11,178
97	@	Millipore Corp.	4,879

			256,787

ING Principal Protection Fund X	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Building Materials: 0.1%
671	@	American Standard Cos., Inc.	$25,236
1,418		Masco Corp.	45,560
252		Vulcan Materials Co.	12,013

			82,809

		Chemicals: 0.5%
202		Air Products & Chemicals, Inc.	10,581
142		Ashland, Inc.	7,303
2,148		Dow Chemical Co.	91,956
2,311		E.I. du Pont de Nemours & Co.	97,662
161		Eastman Chemical Co.	7,491
623		Ecolab, Inc.	18,640
344		Engelhard Corp.	9,725
99		Great Lakes Chemical Corp.	2,586
188		International Flavors & Fragrances, Inc.	7,244
685		PPG Industries, Inc.	40,942
715		Praxair, Inc.	29,015
551		Rohm & Haas Co.	22,332
362		Sherwin-Williams Co.	14,951
169		Sigma-Aldrich Corp.	9,682

			370,110

		Commercial Services: 0.3%
394	@	Apollo Group, Inc.	30,732
3,245		Cendant Corp.	70,189
110		Deluxe Corp.	4,699
292		Equifax, Inc.	7,125
728		H&R Block, Inc.	35,133
711		McKesson Corp.	22,005
347		Moody’s Corp.	23,790
1,173		Paychex, Inc.	34,803
495		Robert Half Intl., Inc.	12,128
479		RR Donnelley & Sons Co.	14,720

			255,324

		Computers: 1.3%
131	@	Affiliated Computer Services, Inc.	7,117
1,245	@	Apple Computer, Inc.	42,940
429	@	Computer Sciences Corp.	19,884
7,986	@	Dell, Inc.	278,232
5,710	@	EMC Corp.	61,497
231	@	Gateway, Inc.	1,014
7,139		Hewlett-Packard Co.	127,717
3,998		International Business Machines Corp.	338,590
303	@	Lexmark Intl., Inc.	26,800
223	@	NCR Corp.	9,850
824	@	Network Appliance, Inc.	16,538
7,562	@	Sun Microsystems, Inc.	29,038
714	@	Sungard Data Systems, Inc.	16,422
716	@	Unisys Corp.	7,189

			982,828

ING Principal Protection Fund X	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited)(continued)

Shares			Value

		Cosmetics/Personal Care: 1.3%
343		Alberto-Culver Co.	$16,563
1,163		Avon Products, Inc.	51,381
1,275		Colgate-Palmolive Co.	68,850
3,181		Gillette Co.	135,193
1,597		Kimberly-Clark Corp.	106,520
10,316		Procter & Gamble Co.	577,387

			955,894

		Distribution/Wholesale: 0.0%
378		Genuine Parts Co.	14,330
385		WW Grainger, Inc.	20,563

			34,893

		Diversified Financial Services: 2.8%
3,016		American Express Co.	150,860
249		Bear Stearns Cos., Inc.	21,892
544		Capital One Financial Corp.	36,861
12,100		Citigroup, Inc.	563,617
2,230		Countrywide Financial Corp.	79,277
838	@	E*TRADE Financial Corp.	9,872
2,268		Fannie Mae	168,853
99		Federated Investors, Inc.	2,856
573		Franklin Resources, Inc.	30,524
1,644		Freddie Mac	110,345
1,130		Goldman Sachs Group, Inc.	101,305
544		Janus Capital Group, Inc.	7,475
8,274		JPMorgan Chase & Co.	327,485
629		Lehman Brothers Holdings, Inc.	46,477
2,912		MBNA Corp.	70,296
2,203		Merrill Lynch & Co., Inc.	112,507
2,540		Morgan Stanley	128,854
1,161	@	Providian Financial Corp.	16,765
1,045		SLM Corp.	40,776
120		T. Rowe Price Group, Inc.	5,944

			2,032,841

ING Principal Protection Fund X	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Electric: 0.8%
2,458	@	AES Corp.	$24,801
325	@	Allegheny Energy, Inc.	4,774
186		Ameren Corp.	8,703
957		American Electric Power Co., Inc.	31,323
636		CenterPoint Energy, Inc.	6,958
417		Cinergy Corp.	16,880
262	@	CMS Energy Corp.	2,515
578		Consolidated Edison, Inc.	24,392
423		Constellation Energy Group, Inc.	17,385
415		DTE Energy Co.	17,148
2,145		Duke Energy Corp.	47,490
791		Edison Intl.	21,262
558		Entergy Corp.	33,647
1,576		Exelon Corp.	58,076
783		FirstEnergy Corp.	31,508
452		FPL Group, Inc.	31,278
225		NiSource, Inc.	4,680
1,004	@	PG&E Corp.	29,307
223		Pinnacle West Capital Corp.	9,413
404		PPL Corp.	19,323
555		Progress Energy, Inc.	24,359
234		Public Service Enterprise Group, Inc.	9,908
1,742		Southern Co.	52,870
146		TECO Energy, Inc.	1,936
1,183		TXU Corp.	49,248
957		Xcel Energy, Inc.	16,891

			596,075

		Electrical Components and Equipment: 0.1%
1,004		Emerson Electric Co.	62,499

			62,499

		Electronics: 0.2%
1,142	@	Agilent Technologies, Inc.	23,411
494		Applera Corp. - Applied Biosystems Group	9,406
290	@	Fisher Scientific Intl.	16,521
474	@	Jabil Circuit, Inc.	9,779
438		Parker Hannifin Corp.	23,815
284		PerkinElmer, Inc.	4,964
1,082	@	Sanmina-SCI Corp.	7,487
2,495	@	Solectron Corp.	12,874
171		Tektronix, Inc.	4,885
383	@	Thermo Electron Corp.	10,061
290	@	Waters Corp.	12,560

			135,763

ING Principal Protection Fund X	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Engineering and Construction: 0.0%
88		Fluor Corp.	$3,762

			3,762

		Entertainment: 0.0%
876		International Game Technology	25,273

			25,273

		Environmental Control: 0.1%
286	@	Allied Waste Industries, Inc.	2,929
1,352		Waste Management, Inc.	37,572

			40,501

		Food: 0.5%
878		Albertson’s, Inc.	21,581
1,271		ConAgra Foods, Inc.	33,300
880		General Mills, Inc.	41,580
589		Hershey Foods Corp.	28,437
832		HJ Heinz Co.	31,541
979		Kellogg Co.	41,098
675	@	Kroger Co.	11,158
291		McCormick & Co., Inc.	9,763
421	@	Safeway, Inc.	8,504
1,912		Sara Lee Corp.	42,313
457		Supervalu, Inc.	12,047
641		Sysco Corp.	20,602
158		Winn-Dixie Stores, Inc.	659
533		WM Wrigley Jr. Co.	33,062

			335,645

		Forest Products and Paper: 0.2%
983		Georgia-Pacific Corp.	33,402
1,133		International Paper Co.	45,343
344		Louisiana-Pacific Corp.	8,497
475		MeadWestvaco Corp.	14,321
446		Plum Creek Timber Co., Inc.	14,736
194		Temple-Inland, Inc.	13,246
574		Weyerhaeuser Co.	35,881

			165,426

		Gas: 0.1%
381		KeySpan Corp.	14,516
135		Nicor, Inc.	4,840
47		Peoples Energy Corp.	1,953
715		Sempra Energy	25,847

			47,156

ING Principal Protection Fund X	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Hand/Machine Tools: 0.1%
298		Black & Decker Corp.	$20,541
148		Snap-On, Inc.	4,702
285		Stanley Works	12,329

			37,572

		Healthcare-Products: 1.4%
153		Bausch & Lomb, Inc.	10,090
569		Baxter Intl., Inc.	17,377
1,014		Becton Dickinson & Co.	48,794
822		Biomet, Inc.	37,524
1,951	@	Boston Scientific Corp.	69,709
307		CR Bard, Inc.	17,223
299		Guidant Corp.	17,880
9,452		Johnson & Johnson	549,160
2,850		Medtronic, Inc.	141,788
394	@	St. Jude Medical, Inc.	26,497
932		Stryker Corp.	42,220
1,009	@	Zimmer Holdings, Inc.	71,942

			1,050,204

		Healthcare-Services: 0.4%
487		Aetna, Inc.	45,121
544	@	Anthem, Inc.	44,195
642	@	Humana, Inc.	12,198
231		Manor Care, Inc.	7,085
102		Quest Diagnostics	8,731
2,154		UnitedHealth Group, Inc.	142,443
650	@	WellPoint Health Networks	63,817

			323,590

		Home Builders: 0.0%
262		Centex Corp.	11,992
43		KB Home	2,957

			14,949

		Home Furnishings: 0.0%
449		Leggett & Platt, Inc.	12,073
155		Whirlpool Corp.	9,477

			21,550

		Household Products/Wares: 0.1%
273		Avery Dennison Corp.	16,967
500		Clorox Co.	26,420
338		Fortune Brands, Inc.	24,725

			68,112

ING Principal Protection Fund X	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Housewares: 0.0%
268		Newell Rubbermaid, Inc.	$5,770

			5,770

		Insurance: 1.8%
1,132	@@	ACE Ltd.	43,639
1,236		Aflac, Inc.	49,564
2,764		Allstate Corp.	130,487
267		AMBAC Financial Group, Inc.	20,159
6,049		American Intl. Group, Inc.	430,930
756		AON Corp.	19,618
786		Chubb Corp.	53,456
568		Cigna Corp.	37,806
411		Cincinnati Financial Corp.	16,584
676		Hartford Financial Services Group, Inc.	41,344
341		Jefferson-Pilot Corp.	16,334
590		Lincoln National Corp.	26,727
581		Loews Corp.	33,001
482		Marsh & McLennan Cos., Inc.	21,541
347		MBIA, Inc.	19,873
2,391		Metlife, Inc.	89,064
337		MGIC Investment Corp.	23,007
708		Principal Financial Group	24,575
842		Progressive Corp.	67,613
1,213		Prudential Financial, Inc.	56,016
468		Safeco Corp.	22,544
1,550		St. Paul Travelers Cos., Inc.	53,770
277		Torchmark Corp.	14,260
760		UnumProvident Corp.	12,297
452	@@	XL Capital Ltd.	31,730

			1,355,939

		Internet: 0.4%
1,533	@	eBay, Inc.	132,667
1,244	@	Symantec Corp.	59,662
3,099	@	Yahoo!, Inc.	88,352

			280,681

		Iron/Steel: 0.0%
271		Allegheny Technologies, Inc.	5,098
173		Nucor Corp.	13,544
343		United States Steel Corp.	12,660

			31,302

ING Principal Protection Fund X	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Leisure Time: 0.2%
188		Brunswick Corp.	$7,390
1,507		Carnival Corp.	69,006
912		Harley-Davidson, Inc.	55,650
404		Sabre Holdings Corp. - Class A	9,292

			141,338

		Lodging: 0.1%
264		Harrah’s Entertainment, Inc.	12,722
847		Hilton Hotels Corp.	15,119
516		Marriott Intl., Inc.	24,484
454		Starwood Hotels & Resorts Worldwide, Inc.	20,067

			72,392

		Machinery-Construction and Mining: 0.1%
812		Caterpillar, Inc.	59,032

			59,032

		Machinery-Diversified: 0.1%
106		Cummins, Inc.	7,133
581		Deere & Co.	36,760
446		Rockwell Automation, Inc.	17,394

			61,287

		Media: 0.9%
562		Clear Channel Communications, Inc.	18,833
2,114	@	Comcast Corp.	59,551
175		Dow Jones & Co., Inc.	7,184
629		Gannett Co., Inc.	53,276
74		Knight-Ridder, Inc.	4,768
756		McGraw-Hill Cos., Inc.	57,252
95		Meredith Corp.	4,758
339		New York Times Co.	13,770
10,507	@	Time Warner, Inc.	171,789
736		Tribune Co.	30,728
3,995		Viacom, Inc.	133,073
4,720		Walt Disney Co.	105,964

			660,946

		Metal Fabricate/Hardware: 0.0%
241		Worthington Industries, Inc.	4,904

			4,904

		Mining: 0.1%
799		Alcoa, Inc.	25,872
354		Phelps Dodge Corp.	28,872

			54,744

ING Principal Protection Fund X	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Miscellaneous Manufacturing: 2.1%
2,490		3M Co.	$205,076
213		Cooper Industries Ltd.	11,762
72		Crane Co.	1,944
725		Danaher Corp.	37,280
503		Dover Corp.	18,978
657		Eastman Kodak Co.	19,434
346		Eaton Corp.	20,881
24,755		General Electric Co.	811,716
2,009		Honeywell Intl., Inc.	72,284
714		Illinois Tool Works, Inc.	65,181
404	@@	Ingersoll-Rand Co.	26,264
215		ITT Industries, Inc.	17,007
308		Pall Corp.	7,503
337		Textron, Inc.	21,396
7,819	@@	Tyco Intl. Ltd.	244,891

			1,581,597

		Office/Business Equipment: 0.1%
559		Pitney Bowes, Inc.	24,350
2,644	@	Xerox Corp.	35,509

			59,859

		Oil and Gas: 2.4%
210		Amerada Hess Corp.	16,905
577		Anadarko Petroleum Corp.	34,170
758		Apache Corp.	33,875
1,665		Burlington Resources, Inc.	60,323
4,286		ChevronTexaco Corp.	417,885
2,193		ConocoPhillips	163,225
962		Devon Energy Corp.	62,347
288		EOG Resources, Inc.	16,638
15,477		Exxon Mobil Corp.	713,489
365		Kerr-McGee Corp.	19,265
1,076		Marathon Oil Corp.	39,027
130	@, @@	Nabors Industries Ltd.	5,733
325	@	Noble Corp.	13,072
940		Occidental Petroleum Corp.	48,551
262		Sunoco, Inc.	16,113
311	@	Transocean, Inc.	9,548
648		Unocal Corp.	24,196
532		Valero Energy Corp.	35,128

			1,729,490

ING Principal Protection Fund X	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Oil and Gas Services: 0.2%
313		Baker Hughes, Inc.	$12,310
362	@	BJ Services Co.	17,394
1,416		Schlumberger Ltd.	87,509

			117,213

		Packaging and Containers: 0.0%
260		Ball Corp.	9,708
275		Bemis Co.	7,268
401	@	Pactiv Corp.	9,484
197	@	Sealed Air Corp.	9,677

			36,137

		Pharmaceuticals: 2.1%
1,467		Abbott Laboratories	61,159
293		Allergan, Inc.	21,872
275		AmerisourceBergen Corp.	14,878
6,120		Bristol-Myers Squibb Co.	145,228
398		Cardinal Health, Inc.	17,990
1,091	@	Caremark Rx, Inc.	31,312
2,625		Eli Lilly & Co.	166,555
190	@	Express Scripts, Inc.	12,008
859	@	Forest Laboratories, Inc.	39,385
512	@	Gilead Sciences, Inc.	35,395
335	@	Hospira, Inc.	9,280
574	@	King Pharmaceuticals, Inc.	7,152
624	@	Medco Health Solutions, Inc.	19,488
5,249		Merck & Co., Inc.	236,047
18,006		Pfizer, Inc.	588,255
103	@	Watson Pharmaceuticals, Inc.	2,837
3,184		Wyeth	116,439

			1,525,280

		Pipelines: 0.0%
1,140	@	Dynegy, Inc.	4,970
277		Kinder Morgan, Inc.	16,759
1,229		Williams Cos., Inc.	14,613

			36,342

		Real Estate Investment Trusts: 0.0%
414		Prologis	14,966
196		Simon Property Group, Inc.	10,966

			25,932

ING Principal Protection Fund X	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Retail: 2.3%
678	@	Bed Bath & Beyond, Inc.	$25,371
763		Best Buy Co., Inc.	35,495
643		Circuit City Stores, Inc.	8,340
1,486	@	Costco Wholesale Corp.	61,179
956		CVS Corp.	38,240
361		Darden Restaurants, Inc.	7,585
204		Dillard’s, Inc.	3,876
754		Dollar General Corp.	14,854
419		Federated Department Stores	18,185
3,568		Gap, Inc.	66,864
5,152		Home Depot, Inc.	188,356
1,142		J.C. Penney Co., Inc. Holding Co.	43,761
321	@	Kohl’s Corp.	15,883
1,482		Limited Brands	29,759
1,781		Lowe’s Cos., Inc.	88,516
633		May Department Stores Co.	15,515
3,032		McDonald’s Corp.	81,925
599		Nordstrom, Inc.	22,241
762	@	Office Depot, Inc.	12,200
597		RadioShack Corp.	16,083
1,875		Staples, Inc.	53,775
1,246	@	Starbucks Corp.	53,877
2,101		Target Corp.	93,663
1,180		TJX Cos., Inc.	24,969
465	@	Toys R US, Inc.	7,552
10,020		Wal-Mart Stores, Inc.	527,752
3,203		Walgreen Co.	116,748
389		Wendy’s Intl., Inc.	13,370
696		Yum! Brands, Inc.	27,638

			1,713,572

		Savings and Loans: 0.2%
361		Golden West Financial Corp.	39,071
804		Sovereign Bancorp, Inc.	17,575
2,031		Washington Mutual, Inc.	78,864

			135,510

		Semiconductors: 0.9%
842	@	Advanced Micro Devices, Inc.	9,624
1,140	@	Altera Corp.	21,569
899		Analog Devices, Inc.	31,213
3,932	@	Applied Materials, Inc.	62,479
295	@	Broadcom Corp.	8,006
15,461		Intel Corp.	329,165
183	@	KLA-Tencor Corp.	6,837
723		Linear Technology Corp.	25,862
412	@	LSI Logic Corp.	1,990
762		Maxim Integrated Products	33,094
857	@	National Semiconductor Corp.	11,424
156	@	Novellus Systems, Inc.	3,811
83	@	Qlogic Corp.	2,167
207	@	Teradyne, Inc.	2,664
4,033		Texas Instruments, Inc.	78,805
310	@	Xilinx, Inc.	8,503

			637,213

ING Principal Protection Fund X	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Software: 1.7%
527		Adobe Systems, Inc.	$24,173
436		Autodesk, Inc.	19,363
1,363		Automatic Data Processing, Inc.	54,207
864	@	BMC Software, Inc.	12,934
446	@	Citrix Systems, Inc.	7,096
1,431		Computer Associates Intl., Inc.	34,659
1,759	@	Compuware Corp.	7,968
728	@	Electronic Arts, Inc.	36,240
2,069		First Data Corp.	87,415
489	@	Fiserv, Inc.	17,007
687		IMS Health, Inc.	16,028
428	@	Intuit, Inc.	18,100
82	@	Mercury Interactive Corp.	2,830
25,587		Microsoft Corp.	698,526
747	@	Novell, Inc.	4,407
20,796	@	Oracle Corp.	207,336
721	@	Parametric Technology Corp.	3,511
858	@	PeopleSoft, Inc.	14,929
1,317	@	Siebel Systems, Inc.	10,022
953	@	Veritas Software Corp.	15,934

			1,292,685

		Telecommunications: 2.0%
2,248	@	ADC Telecommunications, Inc.	4,811
1,297		Alltel Corp.	70,881
1,987		AT&T Corp.	29,368
1,083	@	Avaya, Inc.	13,126
4,696		BellSouth Corp.	125,665
330		CenturyTel, Inc.	10,623
15,701	@	Cisco Systems, Inc.	294,550
836	@	Citizens Communications Co.	10,559
450	@	Comverse Technology, Inc.	7,880
3,046	@	Corning, Inc.	30,826
9,965	@	Lucent Technologies, Inc.	31,190
7,309		Motorola, Inc.	118,040
2,783	@	Nextel Communications, Inc.	64,538
3,794		Qualcomm, Inc.	144,362
8,343		SBC Communications, Inc.	215,166
615		Scientific-Atlanta, Inc.	16,753
1,157	@	Tellabs, Inc.	10,494
7,145		Verizon Communications, Inc.	280,440

			1,479,272

		Textiles: 0.0%
411		Cintas Corp.	16,855

			16,855

ING Principal Protection Fund X	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Shares		Value

	Toys/Games/Hobbies: 0.0%
545	Hasbro, Inc.	$10,099
976	Mattel, Inc.	15,704

		25,803

	Transportation: 0.5%
872	Burlington Northern Santa Fe Corp.	31,218
210	CSX Corp.	6,632
935	FedEx Corp.	76,660
875	Norfolk Southern Corp.	24,850
165	Ryder System, Inc.	7,229
2,612	United Parcel Service, Inc.	190,806

		337,395

	Total Common Stock
	(Cost $24,350,375)	24,865,470

Principal
Amount		Value

U.S. TREASURY OBLIGATIONS: 66.0%
	U.S. Treasury STRIP: 66.0%
$58,000,000	3.930%, due 08/15/09	$49,004,316

	Total U.S. Treasury Obligations
	(Cost $48,671,816)	49,004,316

	Total Long-Term Investments
	(Cost $73,022,191)	73,869,786

ING Principal Protection Fund X	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 0.6%
		Repurchase Agreement: 0.6%
420,000		Goldman Sachs Repurchase Agreement dated 08/31/04, 1.570%, due 09/01/04, $420,018 to be received upon repurchase (Collateralized by $373,000 U.S. Treasury Note, 6.500%, Market Value plus accrued interest $428,956, due 02/15/10)		$420,000

		Total Short-Term Investments
		(Cost $420,000)		420,000

		Total Investments In Securities
		(Cost $73,442,191)*	100.1%	$74,289,786
		Other Assets and Liabilities—Net	(0.1)	(45,517)

		Net Assets	100.0%	$74,244,269

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$925,319
		Gross Unrealized Depreciation		(77,724)

		Net Unrealized Appreciation		$847,595

ING Principal Protection Fund XI	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited)

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 52.6%
	Federal Farm Credit Bureau: 5.0%
$200,000	1.470%, due 09/08/04	$199,935

		199,935

	Federal Home Loan Bank: 11.2%
447,000	1.590%, due 10/18/04	446,057

		446,057

	Federal Home Loan Mortgage Corporation: 18.8%
400,000	1.560%, due 11/03/04	398,890
350,000	1.570%, due 11/08/04	348,952

		747,842

	Federal National Mortgage Association: 17.6%
300,000	1.560%, due 10/27/04	299,259
400,000	1.570%, due 11/10/04	398,767

		698,026

	Total U.S. Government Agency Obligations
	(Cost $2,091,815)	2,091,860

U.S. TREASURY OBLIGATIONS: 15.1%
	U.S. Treasury Bill: 15.1%
600,000	1.460%, due 11/12/04	598,224

	Total U.S. Treasury Obligations
	(Cost $598,220)	598,224

ING Principal Protection Fund XI	PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited) (continued)

Principal
Amount				Value

REPURCHASE AGREEMENT: 5.1%
		Repurchase Agreement: 5.1%
202,000		Goldman Sachs Repurchase Agreement dated 08/31/04, 1.570%, due 09/01/04, $202,009 to be received upon repurchase (Collateralized by $180,000 U.S. Treasury Note, 6.500%, Market Value plus accrued interest $207,003, due 02/15/10)		$202,000

		Total Repurchase Agreement
		(Cost $202,000)		202,000

		Total Short-Term Investments
		(Cost $2,892,035)		2,892,084

		Total Investments In Securities
		(Cost $2,892,035)*	72.8%	$2,892,084
		Other Assets and Liabilities—Net	27.2	1,078,856

		Net Assets	100.0%	$3,970,940

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$111
		Gross Unrealized Depreciation		(62)

		Net Unrealized Appreciation		$49

NOTE 1 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Fund’s Board of Directors/Trustees, the following securities have been deemed to be illiquid. The Funds currently limit investment in illiquid securities to 15% of the Fund’s net assets, at market value, at time of purchase.

			Initial			Percent
			Acquisition			of Net
	Security	Shares	Date	Cost	Value	Assets
ING Convertible Fund	Winstar Communications, Inc.	1	12/30/00	$30	$—	0.0%
	Winstar Communications, Inc.	51,931	11/06/98	2,364,066	5	0.0%

				2,364,096	5	0.0%

ING Equity and Bond Fund	Dayton Superior Corp.	400	08/31/01	$7,446	$4	0.0%
	Iridium World Communications, Inc.	500	08/31/01	50,507	—	0.0%
	North Atlantic Trading Co.	1,209	03/26/04	12	1	0.0%
	Winstar Communications, Inc.	500,000	01/10/01	386,500	50	0.0%

				444,465	55	0.0%

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Equity Trust

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date: October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date: October 28, 2004

By	/s/ Michael J. Roland

Michael J. Roland
Executive Vice President and Chief Financial Officer

Date: October 28, 2004